UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (888) 454-3965

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

May 31, 2014

Schedules of Investments

May 31, 2014

(unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.9%
171,980	Delphi Automotive PLC	$11,876,939
29,730	TRW Automotive Holdings Corp.*	2,523,185

	Total Auto Components	14,400,124

Automobiles - 0.2%
37,980	Harley-Davidson Inc.	2,705,695

Distributors - 0.1%
63,750	LKQ Corp.*	1,768,425

Diversified Consumer Services - 0.1%
34,070	Bright Horizons Family Solutions Inc.*	1,328,049

Hotels, Restaurants & Leisure - 1.8%
14,320	Chipotle Mexican Grill Inc., Class A Shares*	7,834,329
30,360	Dunkin’ Brands Group Inc.	1,358,914
109,000	Las Vegas Sands Corp.	8,340,680
72,000	MGM Resorts International*	1,854,000
72,910	Starbucks Corp.	5,339,928
39,390	Starwood Hotels & Resorts Worldwide Inc.	3,145,291
21,970	Wyndham Worldwide Corp.	1,624,242

	Total Hotels, Restaurants & Leisure	29,497,384

Internet & Catalog Retail - 5.3%
39,100	Amazon.com Inc.*	12,220,705
708,100	Liberty Interactive Corp., Class A Shares*	20,626,953
18,780	NetFlix Inc.*	7,846,847
35,290	Priceline Group Inc. (The)*	45,122,853

	Total Internet & Catalog Retail	85,817,358

Media - 4.3%
249,140	Comcast Corp., Class A Shares	13,005,108
19,880	Discovery Communications Inc., Class A Shares*	1,529,965
61,520	Imax Corp.* (a)	1,613,669
287,300	Liberty Global PLC*	12,296,440
122,000	Time Warner Inc.	8,519,260
296,500	Twenty-First Century Fox Inc., Class A Shares	10,499,065
147,230	Viacom Inc., Class B Shares	12,563,136
114,980	Walt Disney Co. (The)	9,659,470

	Total Media	69,686,113

Specialty Retail - 2.7%
10,540	Advance Auto Parts Inc.	1,308,752
18,700	DSW Inc., Class A Shares	468,435
23,690	GNC Holdings Inc., Class A Shares	874,635
115,690	Home Depot Inc. (The)	9,281,809
263,625	L Brands Inc.	15,129,439
17,500	O’Reilly Automotive Inc.*	2,589,125
259,875	Sally Beauty Holdings Inc.*	6,657,997
13,020	Tiffany & Co.	1,294,318
123,900	TJX Cos., Inc. (The)	6,746,355

	Total Specialty Retail	44,350,865

Textiles, Apparel & Luxury Goods - 1.9%
257,050	NIKE Inc., Class B Shares	19,769,716
167,660	V.F. Corp.	10,565,933

	Total Textiles, Apparel & Luxury Goods	30,335,649

	TOTAL CONSUMER DISCRETIONARY	279,889,662

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES - 4.8%
Beverages - 1.1%
21,835	Brown-Forman Corp., Class B Shares	$2,023,449
192,300	Constellation Brands Inc., Class A Shares*	16,178,199

	Total Beverages	18,201,648

Food & Staples Retailing - 2.2%
81,030	Costco Wholesale Corp.	9,401,101
350,775	Walgreen Co.	25,224,230

	Total Food & Staples Retailing	34,625,331

Food Products - 1.1%
97,826	Hershey Co. (The)	9,522,383
219,045	Mondelez International Inc., Class A Shares	8,240,473

	Total Food Products	17,762,856

Personal products - 0.4%
90,990	Estee Lauder Cos., Inc. (The), Class A Shares	6,971,654

	TOTAL CONSUMER STAPLES	77,561,489

ENERGY - 6.6%
Energy Equipment & Services - 1.9%
31,210	Cameron International Corp.*	1,995,879
294,490	Halliburton Co.	19,035,834
122,940	National Oilwell Varco Inc.	10,065,098

	Total Energy Equipment & Services	31,096,811

Oil, Gas & Consumable Fuels - 4.7%
92,000	Antero Resources Corp.*	5,658,000
69,020	Cabot Oil & Gas Corp.	2,501,285
42,330	Carrizo Oil & Gas Inc.*	2,432,281
16,500	Concho Resources Inc.*	2,174,700
21,280	Continental Resources Inc.* (a)	2,986,861
243,300	EOG Resources Inc.	25,741,140
38,500	Pioneer Natural Resources Co.	8,091,160
206,560	SandRidge Energy Inc.* (a)	1,377,755
215,960	Suncor Energy Inc.	8,320,939
96,980	Valero Energy Corp.	5,435,729
213,650	Williams Cos., Inc. (The)	10,033,004

	Total Oil, Gas & Consumable Fuels	74,752,854

	TOTAL ENERGY	105,849,665

FINANCIALS - 9.1%
Banks - 1.0%
108,600	First Republic Bank	5,523,396
131,670	JPMorgan Chase & Co.	7,316,902
17,870	Signature Bank*	2,069,704
13,723	SVB Financial Group*	1,447,090

	Total Banks	16,357,092

Capital Markets - 1.2%
40,100	Affiliated Managers Group Inc.*	7,562,860
66,210	E*Trade Financial Corp.*	1,348,698
42,550	Raymond James Financial Inc.	2,059,420
111,860	State Street Corp.	7,301,102
55,100	WisdomTree Investments, Inc.* (a)	572,489

	Total Capital Markets	18,844,569

Consumer Finance - 0.8%
143,800	American Express Co.	13,157,700

Diversified Financial Services - 2.0%
131,950	CME Group Inc., Class A Shares	9,500,400
115,925	IntercontinentalExchange Group Inc.	22,767,670

	Total Diversified Financial Services	32,268,070

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Insurance - 2.2%
32,430	Allied World Assurance Co. Holdings AG	$1,216,125
189,730	American International Group Inc.	10,258,701
134,000	Aon PLC	12,051,960
34,100	Arthur J. Gallagher & Co.	1,562,803
456,592	Progressive Corp. (The)	11,428,498

	Total Insurance	36,518,087

Real Estate Investment Trusts (REITs) - 1.9%
78,090	American Tower Corp., Class A Shares	6,999,207
305,650	Crown Castle International Corp.	23,452,524

	Total Real Estate Investment Trusts (REITs)	30,451,731

	TOTAL FINANCIALS	147,597,249

HEALTH CARE - 15.1%
Biotechnology - 4.5%
44,200	Alexion Pharmaceuticals Inc.*	7,351,344
59,000	Alkermes PLC*	2,702,790
22,400	Biogen Idec Inc.*	7,153,888
352,587	Celgene Corp.*	53,956,389
23,130	Incyte Corp. Ltd.* (a)	1,146,091

	Total Biotechnology	72,310,502

Health Care Equipment & Supplies - 1.1%
436,600	Boston Scientific Corp.*	5,601,578
99,000	Cooper Cos., Inc. (The)	12,772,980

	Total Health Care Equipment & Supplies	18,374,558

Health Care Providers & Services - 0.8%
135,149	Cardinal Health Inc.	9,545,574
27,652	Catamaran Corp.*	1,210,052
43,050	MEDNAX Inc.*	2,480,971

	Total Health Care Providers & Services	13,236,597

Health Care Technology - 0.1%
72,000	Allscripts Healthcare Solutions Inc.*	1,061,280
18,000	Cerner Corp.*	972,900

	Total Health Care Technology	2,034,180

Life Sciences Tools & Services - 1.2%
15,570	Covance Inc.*	1,305,700
14,610	Illumina Inc.* (a)	2,312,033
130,140	Thermo Fisher Scientific Inc.	15,214,667

	Total Life Sciences Tools & Services	18,832,400

Pharmaceuticals - 7.4%
393,380	AbbVie Inc.	21,372,335
82,950	Actavis PLC*	17,547,243
156,750	Allergan Inc.	26,249,355
72,555	Jazz Pharmaceuticals PLC*	10,292,652
42,700	Mylan Inc.*	2,128,168
312,725	Novo Nordisk AS, ADR	13,222,013
87,478	Perrigo Co. PLC	12,089,460
324,260	Teva Pharmaceutical Industries Ltd., ADR	16,371,888

	Total Pharmaceuticals	119,273,114

	TOTAL HEALTH CARE	244,061,351

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.2%
42,940	B/E Aerospace Inc.*	4,154,445
81,648	Precision Castparts Corp.	20,655,311
88,200	United Technologies Corp.	10,250,604

	Total Aerospace & Defense	35,060,360

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Airlines - 0.9%
67,100	American Airlines Group Inc.*	$2,694,736
240,500	Delta Air Lines Inc.	9,598,355
33,900	Spirit Airlines Inc.*	2,002,473

	Total Airlines	14,295,564

Building Products - 0.1%
29,220	Armstrong World Industries Inc.*	1,550,705

Commercial Services & Supplies - 1.1%
43,000	Copart Inc.*	1,529,510
51,300	KAR Auction Services Inc.	1,566,702
8,840	Stericycle Inc.*	1,011,031
320,280	Tyco International Ltd.	13,977,019

	Total Commercial Services & Supplies	18,084,262

Construction & Engineering - 0.3%
31,900	Chicago Bridge & Iron Co. NV, Class NY Shares(a)	2,596,660
29,730	Jacobs Engineering Group Inc.*	1,637,231
38,900	MasTec Inc.*	1,400,400

	Total Construction & Engineering	5,634,291

Electrical Equipment - 1.0%
184,820	AMETEK Inc.	9,810,246
89,200	Eaton Corp. PLC	6,573,148

	Total Electrical Equipment	16,383,394

Industrial Conglomerates - 0.6%
123,200	Danaher Corp.	9,662,576

Machinery - 1.9%
89,660	Caterpillar Inc.	9,165,942
63,500	Cummins Inc.	9,711,055
87,050	PACCAR Inc.	5,515,488
18,780	Pall Corp.	1,591,417
27,050	Pentair Ltd.	2,019,012
24,380	Wabtec Corp.	1,919,681

	Total Machinery	29,922,595

Marine - 0.2%
28,140	Kirby Corp.*	3,110,877

Professional Services - 0.7%
26,290	IHS Inc., Class A Shares*	3,310,174
157,660	Nielsen Holdings NV	7,608,671

	Total Professional Services	10,918,845

Road & Rail - 0.7%
298,730	CSX Corp.	8,782,662
22,150	Genesee & Wyoming Inc., Class A Shares*	2,156,302
15,010	J.B. Hunt Transport Services Inc.	1,165,677

	Total Road & Rail	12,104,641

Trading Companies & Distributors - 0.1%
15,380	WESCO International Inc.* (a)	1,313,760

	TOTAL INDUSTRIALS	158,041,870

INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 2.0%
411,580	QUALCOMM Inc.	33,111,611

Electronic Equipment, Instruments & Components - 0.2%
27,070	Amphenol Corp., Class A Shares	2,593,306

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Internet Software & Services - 8.6%
27,790	Akamai Technologies Inc.*	$1,510,109
468,130	eBay Inc.*	23,748,235
77,775	Equinix Inc.* (a)	15,457,781
362,760	Facebook Inc., Class A Shares*	22,962,708
63,973	Google Inc., Class A Shares*	36,570,165
58,548	Google Inc., Class C Shares*	32,844,257
88,330	Yelp Inc., Class A Shares*	5,843,030

	Total Internet Software & Services	138,936,285

IT Services - 7.1%
10,640	Alliance Data Systems Corp.*	2,724,372
15,970	Gartner Inc.*	1,135,307
29,350	Global Payments Inc.	2,012,236
41,610	International Business Machines Corp.	7,671,220
24,460	Jack Henry & Associates Inc.	1,418,435
340,550	MasterCard Inc., Class A Shares	26,035,047
183,225	Teradata Corp.*	7,693,618
243,400	Vantiv Inc., Class A Shares*	7,542,966
145,025	VeriFone Systems Inc.*	4,758,270
241,025	Visa Inc., Class A Shares	51,779,401
13,620	WEX Inc.*	1,311,470

	Total IT Services	114,082,342

Semiconductors & Semiconductor Equipment - 1.0%
118,000	ARM Holdings PLC, ADR	5,451,600
153,010	Atmel Corp.*	1,282,224
34,600	Avago Technologies Ltd., Class A Shares	2,445,182
29,800	Lam Research Corp.*	1,848,792
61,450	NXP Semiconductor NV*	3,816,045
23,320	Xilinx Inc.	1,095,107

	Total Semiconductors & Semiconductor Equipment	15,938,950

Software - 6.7%
430,300	Adobe Systems Inc.*	27,771,562
166,400	Cadence Design Systems Inc.*	2,777,216
99,300	Electronic Arts Inc.*	3,488,409
58,800	Fortinet Inc.*	1,321,236
193,475	Intuit Inc.	15,340,633
607,725	Microsoft Corp.	24,880,261
260,540	Oracle Corp.	10,947,891
348,230	Salesforce.com Inc.*	18,327,345
59,200	ServiceNow Inc.*	3,096,752
151,500	Zynga Inc., Class A Shares*	522,675

	Total Software	108,473,980

Technology Hardware, Storage & Peripherals - 3.0%
62,275	Apple Inc.	39,420,075
264,930	EMC Corp.	7,036,541
29,700	SanDisk Corp.	2,869,911

	Total Technology Hardware, Storage & Peripherals	49,326,527

	TOTAL INFORMATION TECHNOLOGY	462,463,001

MATERIALS - 4.1%
Chemicals - 3.9%
134,330	Celanese Corp., Series A, Class A Shares	8,422,491
14,320	Cytec Industries Inc.	1,422,692
149,253	FMC Corp.	11,426,810
191,680	Monsanto Co.	23,356,208
43,400	PPG Industries Inc.	8,749,874
6,610	Sherwin-Williams Co. (The)	1,352,472
112,700	Syngenta AG, ADR(a)	8,689,170

	Total Chemicals	63,419,717

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Construction Materials - 0.2%
33,500	Eagle Materials Inc.	$2,913,495

	TOTAL MATERIALS	66,333,212

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
44,530	Cogent Communications Group Inc.	1,632,915
216,630	Verizon Communications Inc.	10,822,835

	Total Diversified Telecommunication Services	12,455,750

Wireless Telecommunication Services - 0.7%
120,602	SBA Communications Corp., Class A Shares*	12,241,103

	TOTAL TELECOMMUNICATION SERVICES	24,696,853

	TOTAL COMMON STOCKS (Cost - $997,431,538)	1,566,494,352

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $997,431,538)	1,566,494,352

Face Amount
SHORT-TERM INVESTMENTS(b) - 5.1%
MONEY MARKET FUND - 1.9%
$29,758,983	Invesco STIT - Government & Agency Portfolio(c) (Cost - $29,758,983)	29,758,983

TIME DEPOSITS - 3.2%
22,201,047	ANZ - London, 0.030% due 6/2/14	22,201,047
24,581,688	Banco Santander SA - Frankfurt, 0.030% due 6/2/14	24,581,688
3,408,860	DBS Bank Ltd. - Singapore, 0.030% due 6/2/14	3,408,860
1,710,515	Wells Fargo - Grand Cayman, 0.030% due 6/2/14	1,710,515

	TOTAL TIME DEPOSITS (Cost - $51,902,110)	51,902,110

	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,661,093)	81,661,093

	TOTAL INVESTMENTS - 102.0% (Cost - $1,079,092,631#)	1,648,155,445

	Liabilities in Excess of Other Assets - (2.0)%	(31,911,446)

	TOTAL NET ASSETS - 100.0%	$1,616,243,999

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	28.1%
Consumer Discretionary	17.0
Health Care	14.8
Industrials	9.6
Financials	9.0
Energy	6.4
Consumer Staples	4.7
Materials	4.0
Telecommunication Services	1.5
Short-Term Investments	4.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 1.9%
1,721,500	Ford Motor Co.	$28,301,460

Diversified Consumer Services - 0.2%
94,623	H&R Block Inc.	2,817,873

Hotels, Restaurants & Leisure - 1.4%
250,000	Carnival Corp.	10,007,500
415,000	MGM Resorts International*	10,686,250

	Total Hotels, Restaurants & Leisure	20,693,750

Household Durables - 1.3%
615,000	Sony Corp., ADR	9,950,700
66,500	Whirlpool Corp.	9,546,075

	Total Household Durables	19,496,775

Internet & Catalog Retail - 0.2%
72,244	Liberty Interactive Corp., Class A Shares*	2,104,468

Leisure Products - 0.8%
303,542	Mattel Inc.	11,786,536

Media - 1.8%
270,000	Comcast Corp., Class A Shares	14,094,000
81,036	Gannett Co., Inc.	2,251,991
37,636	Omnicom Group Inc.	2,677,801
223,300	Twenty-First Century Fox Inc., Class A Shares	7,907,053

	Total Media	26,930,845

Multiline Retail - 1.5%
170,424	Kohl’s Corp.	9,277,883
35,070	Nordstrom Inc.	2,386,864
183,000	Target Corp.	10,387,080

	Total Multiline Retail	22,051,827

Specialty Retail - 0.4%
43,704	Bed Bath & Beyond Inc.*	2,659,388
302,500	Staples Inc.(a)	3,403,125

	Total Specialty Retail	6,062,513

Textiles, Apparel & Luxury Goods - 0.8%
57,212	Coach Inc.	2,329,101
154,820	V.F. Corp.	9,756,756

	Total Textiles, Apparel & Luxury Goods	12,085,857

	TOTAL CONSUMER DISCRETIONARY	152,331,904

CONSUMER STAPLES - 6.1%
Beverages - 0.6%
141,400	Molson Coors Brewing Co., Class B Shares	9,294,222

Food & Staples Retailing - 2.2%
256,577	CVS Caremark Corp.	20,095,111
91,788	Kroger Co. (The)	4,381,959
105,600	Wal-Mart Stores Inc.	8,106,912

	Total Food & Staples Retailing	32,583,982

Food Products - 2.0%
215,949	Archer-Daniels-Midland Co.	9,704,748
325,000	ConAgra Foods Inc.	10,497,500
93,600	J.M. Smucker Co. (The)	9,603,360

	Total Food Products	29,805,608

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Household Products - 1.3%
84,777	Kimberly-Clark Corp.	$9,524,696
120,000	Procter & Gamble Co. (The)	9,694,800

	Total Household Products	19,219,496

	TOTAL CONSUMER STAPLES	90,903,308

ENERGY - 14.1%
Energy Equipment & Services - 4.1%
274,297	Ensco PLC, Class A Shares	14,444,480
155,000	Halliburton Co.	10,019,200
178,654	McDermott International Inc.* (a)	1,297,028
271,300	National Oilwell Varco Inc.	22,211,331
84,118	Patterson-UTI Energy Inc.	2,783,465
300,000	Superior Energy Services Inc.	9,957,000

	Total Energy Equipment & Services	60,712,504

Oil, Gas & Consumable Fuels - 10.0%
138,000	Anadarko Petroleum Corp.	14,194,680
170,328	Chevron Corp.	20,914,575
396,351	ConocoPhillips	31,684,299
137,897	Denbury Resources Inc.	2,329,080
34,937	Hess Corp.	3,189,748
542,156	Marathon Oil Corp.	19,875,439
176,330	Murphy Oil Corp.	10,874,271
55,800	Occidental Petroleum Corp.	5,562,702
111,300	Royal Dutch Shell PLC, Class A Shares, ADR	8,748,180
36,029	SM Energy Co.	2,731,359
40,869	Southwestern Energy Co.*	1,858,313
250,300	Total SA, ADR(a)	17,383,335
170,000	Valero Energy Corp.	9,528,500

	Total Oil, Gas & Consumable Fuels	148,874,481

	TOTAL ENERGY	209,586,985

FINANCIALS - 19.8%
Banks - 6.0%
268,000	BB&T Corp.	10,162,560
143,000	Citigroup Inc.	6,802,510
353,800	Fifth Third Bancorp	7,320,122
513,110	JPMorgan Chase & Co.	28,513,523
13,863	M&T Bank Corp.(a)	1,682,552
93,800	PNC Financial Services Group Inc.	7,998,326
950,000	Regions Financial Corp.	9,680,500
328,900	Wells Fargo & Co.	16,701,542

	Total Banks	88,861,635

Capital Markets - 2.7%
81,900	Ameriprise Financial Inc.	9,222,759
192,600	Franklin Resources Inc.	10,633,446
52,802	Goldman Sachs Group Inc. (The)	8,438,287
21,915	Northern Trust Corp.	1,323,666
168,269	State Street Corp.	10,982,918

	Total Capital Markets	40,601,076

Consumer Finance - 1.9%
271,700	Capital One Financial Corp.	21,434,413
295,918	Navient Corp.*	4,675,504
295,918	SLM Corp.	2,547,854

	Total Consumer Finance	28,657,771

Diversified Financial Services - 0.2%
12,086	IntercontinentalExchange Group Inc.	2,373,691

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Insurance - 8.7%
100,000	ACE Ltd.	$10,371,000
8,960	Alleghany Corp.*	3,773,235
50,995	Allied World Assurance Co. Holdings AG	1,912,312
390,693	Allstate Corp. (The)	22,761,774
222,400	American International Group Inc.	12,025,168
32,890	Aon PLC	2,958,127
51,198	Arch Capital Group Ltd.*	2,914,702
277,500	Hartford Financial Services Group Inc.	9,615,375
50,182	Loews Corp.	2,164,350
726,116	MetLife Inc.	36,981,088
99,887	Progressive Corp. (The)	2,500,172
32,694	Torchmark Corp.	2,645,925
96,500	Travelers Cos., Inc. (The)	9,017,925
215,000	Willis Group Holdings PLC	9,017,100

	Total Insurance	128,658,253

Real Estate Investment Trusts (REITs) - 0.3%
93,245	American Capital Agency Corp.	2,212,704
96,870	Hatteras Financial Corp.	1,965,492

	Total Real Estate Investment Trusts (REITs)	4,178,196

	TOTAL FINANCIALS	293,330,622

HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 2.6%
255,000	Abbott Laboratories	10,202,550
257,500	Baxter International Inc.	19,160,575
8,709	Becton Dickinson and Co.	1,025,049
127,584	St. Jude Medical Inc.	8,280,202

	Total Health Care Equipment & Supplies	38,668,376

Health Care Providers & Services - 3.2%
145,000	Aetna Inc.	11,244,750
51,468	Cigna Corp.	4,620,797
150,000	Express Scripts Holding Co.*	10,720,500
145,684	UnitedHealth Group Inc.	11,600,817
81,000	WellPoint Inc.	8,777,160

	Total Health Care Providers & Services	46,964,024

Life Sciences Tools & Services - 0.7%
181,500	Agilent Technologies Inc.	10,334,610

Pharmaceuticals - 6.5%
185,550	Eli Lilly & Co.	11,107,023
150,700	GlaxoSmithKline PLC, ADR(a)	8,128,758
193,165	Johnson & Johnson	19,598,521
563,140	Merck & Co., Inc.	32,583,280
115,000	Novartis AG, ADR	10,356,900
246,800	Pfizer Inc.	7,312,684
153,400	Teva Pharmaceutical Industries Ltd., ADR	7,745,166

	Total Pharmaceuticals	96,832,332

	TOTAL HEALTH CARE	192,799,342

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.9%
94,150	General Dynamics Corp.	11,120,998
100,000	Honeywell International Inc.	9,315,000
14,268	L-3 Communications Holdings Inc.	1,728,853
54,900	Lockheed Martin Corp.	8,984,385
72,400	Northrop Grumman Corp.	8,800,220
30,490	Rockwell Collins Inc.	2,409,930

	Total Aerospace & Defense	42,359,386

Commercial Services & Supplies - 0.1%
44,147	Republic Services Inc., Class A Shares	1,562,804

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Construction & Engineering - 0.7%
126,300	Fluor Corp.	$9,482,604
28,371	Jacobs Engineering Group Inc.*	1,562,391

	Total Construction & Engineering	11,044,995

Electrical Equipment - 0.5%
65,465	Emerson Electric Co.	4,368,480
19,692	Hubbell Inc., Class B Shares	2,303,964

	Total Electrical Equipment	6,672,444

Industrial Conglomerates - 1.1%
110,452	Danaher Corp.	8,662,750
303,200	General Electric Co.	8,122,728

	Total Industrial Conglomerates	16,785,478

Machinery - 2.1%
97,800	Dover Corp.	8,526,204
36,048	Joy Global Inc.(a)	2,060,143
30,473	Kennametal Inc.	1,372,504
216,400	Stanley Black & Decker Inc.	18,913,360

	Total Machinery	30,872,211

Professional Services - 0.2%
26,865	Manpowergroup Inc.	2,202,393
13,162	Towers Watson & Co., Class A Shares	1,480,856

	Total Professional Services	3,683,249

Road & Rail - 0.7%
89,443	Norfolk Southern Corp.	9,011,382
12,084	Ryder System Inc.	1,048,771

	Total Road & Rail	10,060,153

	TOTAL INDUSTRIALS	123,040,720

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.7%
612,881	Cisco Systems Inc.	15,089,130
120,600	Harris Corp.	9,316,350

	Total Communications Equipment	24,405,480

Electronic Equipment, Instruments & Components - 0.9%
70,826	Arrow Electronics Inc.*	4,086,660
93,059	Avnet Inc.	4,054,581
106,240	FLIR Systems Inc.	3,708,838
70,266	Ingram Micro Inc., Class A Shares*	1,951,287

	Total Electronic Equipment, Instruments & Components	13,801,366

Internet Software & Services - 1.0%
25,500	Google Inc., Class A Shares*	14,577,075

IT Services - 2.4%
210,000	Amdocs Ltd.	10,105,200
47,446	NeuStar Inc., Class A Shares* (a)	1,329,437
66,205	Teradata Corp.*	2,779,948
335,000	Vantiv Inc., Class A Shares*	10,381,650
168,735	Western Union Co. (The)	2,728,445
700,500	Xerox Corp.	8,651,175

	Total IT Services	35,975,855

Semiconductors & Semiconductor Equipment - 2.9%
73,254	Analog Devices Inc.	3,837,044
955,600	Intel Corp.	26,106,992
39,701	Kla-Tencor Corp.	2,601,210
44,616	Lam Research Corp.*	2,767,977
262,600	Micron Technology Inc.*	7,507,734

	Total Semiconductors & Semiconductor Equipment	42,820,957

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Software - 3.3%
475,000	Activision Blizzard Inc.	$9,870,500
258,400	CA Inc.	7,413,496
498,642	Microsoft Corp.	20,414,403
231,689	Oracle Corp.	9,735,572
37,761	Synopsys Inc.*	1,453,421

	Total Software	48,887,392

Technology Hardware, Storage & Peripherals - 1.7%
884,500	EMC Corp.	23,492,320
41,387	Lexmark International Inc., Class A Shares	1,804,059

	Total Technology Hardware, Storage & Peripherals	25,296,379

	TOTAL INFORMATION TECHNOLOGY	205,764,504

MATERIALS - 3.2%
Chemicals - 1.2%
195,000	Dow Chemical Co. (The)	10,163,400
123,700	EI du Pont de Nemours & Co.	8,573,647

	Total Chemicals	18,737,047

Metals & Mining - 1.5%
267,500	Barrick Gold Corp.(a)	4,309,425
260,555	Freeport-McMoRan Copper & Gold Inc.	8,871,898
435,941	Kinross Gold Corp.*	1,647,857
138,000	Nucor Corp.	6,986,940

	Total Metals & Mining	21,816,120

Paper & Forest Products - 0.5%
150,500	International Paper Co.	7,168,315

	TOTAL MATERIALS	47,721,482

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
472,900	AT&T Inc.	16,773,763
300,400	CenturyLink Inc.	11,316,068
380,200	Verizon Communications Inc.	18,994,792

	Total Diversified Telecommunication Services	47,084,623

	TOTAL TELECOMMUNICATION SERVICES	47,084,623

UTILITIES - 2.9%
Electric Utilities - 2.2%
325,850	American Electric Power Co., Inc.	17,384,097
63,197	Edison International	3,484,683
131,995	Entergy Corp.	9,955,063
74,349	Xcel Energy Inc.	2,286,975

	Total Electric Utilities	33,110,818

Multi-Utilities - 0.7%
241,500	Public Service Enterprise Group Inc.	9,408,840
17,292	SCANA Corp.	899,184

	Total Multi-Utilities	10,308,024

	TOTAL UTILITIES	43,418,842

	TOTAL COMMON STOCKS (Cost - $1,058,648,338)	1,405,982,332

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,058,648,338)	1,405,982,332

Face Amount
SHORT-TERM INVESTMENTS(b) - 7.8%
MONEY MARKET FUND - 2.4%
$34,729,415	Invesco STIT - Government & Agency Portfolio(c) (Cost - $34,729,415)	34,729,415

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Face Amount	Security	Value
TIME DEPOSITS - 5.4%
$15,924,976	ANZ National Bank - London, 0.030% due 6/2/14	$15,924,976
14,138,370	Barclays Bank PLC - Grand Cayman, 0.030% due 6/2/14	14,138,370
26,793,485	Citibank - London, 0.030% due 6/2/14	26,793,485
12,209,684	DNB ASA - Oslo, 0.030% due 6/2/14	12,209,684
11,333,050	Wells Fargo - Grand Cayman, 0.030% due 6/2/14	11,333,050

	TOTAL TIME DEPOSITS (Cost - $80,399,565)	80,399,565

	TOTAL SHORT-TERM INVESTMENTS (Cost - $115,128,980)	115,128,980

	TOTAL INVESTMENTS - 102.6% (Cost - $1,173,777,318#)	1,521,111,312

	Liabilities in Excess of Other Assets - (2.6)%	(38,776,563)

	TOTAL NET ASSETS - 100.0%	$1,482,334,749

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.4%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Financials	19.3%
Energy	13.8
Information Technology	13.5
Health Care	12.7
Consumer Discretionary	10.0
Industrials	8.1
Consumer Staples	6.0
Materials	3.1
Telecommunication Services	3.1
Utilities	2.9
Short-Term Investments	7.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.6%
24,500	Tenneco Inc.*	$1,561,875

Diversified Consumer Services - 1.1%
44,310	Bright Horizons Family Solutions Inc.*	1,727,204
34,660	Sotheby’s	1,368,376

	Total Diversified Consumer Services	3,095,580

Hotels, Restaurants & Leisure - 4.2%
107,830	Del Frisco’s Restaurant Group Inc.*	2,912,488
16,040	Extended Stay America Inc.	354,484
42,300	Fiesta Restaurant Group Inc.*	1,703,421
94,600	Krispy Kreme Doughnuts Inc.*	1,782,264
22,700	Marriott Vacations Worldwide Corp.*	1,285,955
55,290	Penn National Gaming Inc.*	644,682
44,800	Popeyes Louisiana Kitchen Inc.*	1,922,816
19,200	Red Robin Gourmet Burgers Inc.*	1,383,936

	Total Hotels, Restaurants & Leisure	11,990,046

Household Durables - 0.6%
199,690	Standard Pacific Corp.*	1,603,511

Internet & Catalog Retail - 1.1%
34,190	HomeAway Inc.*	1,053,052
42,710	Shutterfly Inc.*	1,757,089
11,800	zulily Inc., Class A Shares* (a)	409,814

	Total Internet & Catalog Retail	3,219,955

Leisure Products - 0.5%
41,000	Arctic Cat Inc.	1,529,300

Media - 1.2%
110,740	Cumulus Media Inc., Class A Shares*	699,877
35,303	MDC Partners Inc., Class A Shares	742,069
39,900	Rentrak Corp.*	2,061,633

	Total Media	3,503,579

Specialty Retail - 3.1%
26,370	Asbury Automotive Group Inc.*	1,704,557
25,240	Five Below Inc.*	913,688
26,990	Lithia Motors Inc., Class A Shares	2,116,826
34,400	Penske Automotive Group Inc.	1,600,288
36,290	Restoration Hardware Holdings Inc.*	2,412,559

	Total Specialty Retail	8,747,918

Textiles, Apparel & Luxury Goods - 0.4%
69,270	Crocs Inc.*	1,034,201

	TOTAL CONSUMER DISCRETIONARY	36,285,965

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
6,700	Boston Beer Co., Inc. (The), Class A Shares*	1,436,547

Food & Staples Retailing - 1.4%
38,300	Natural Grocers by Vitamin Cottage Inc.*	796,257
22,500	Susser Holdings Corp.*	1,784,475
19,400	United Natural Foods Inc.*	1,307,754

	Total Food & Staples Retailing	3,888,486

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Food Products - 1.1%
61,690	B&G Foods Inc., Class A Shares	$2,113,499
10,900	J&J Snack Foods Corp.	1,021,003

	Total Food Products	3,134,502

	TOTAL CONSUMER STAPLES	8,459,535

ENERGY - 6.3%
Energy Equipment & Services - 3.0%
99,000	Basic Energy Services Inc.*	2,692,800
45,700	C&J Energy Services Inc.* (a)	1,398,877
23,000	Oil States International Inc.*	2,474,340
56,750	Superior Energy Services Inc.	1,883,532

	Total Energy Equipment & Services	8,449,549

Oil, Gas & Consumable Fuels - 3.3%
51,820	Navigator Holdings Ltd.*	1,271,663
23,300	Rosetta Resources Inc.*	1,098,129
92,200	Solazyme Inc.* (a)	921,078
129,880	Synergy Resources Corp.*	1,524,791
57,560	Tesoro Corp.	3,234,872
35,140	Western Refining Inc.(a)	1,441,443

	Total Oil, Gas & Consumable Fuels	9,491,976

	TOTAL ENERGY	17,941,525

FINANCIALS - 6.2%
Banks - 1.5%
64,700	East West Bancorp Inc.	2,166,156
28,000	Texas Capital Bancshares Inc.*	1,433,600
52,600	Tristate Capital Holdings Inc.*	693,268

	Total Banks	4,293,024

Capital Markets - 2.0%
161,020	BGC Partners Inc., Class A Shares	1,127,140
26,800	LPL Financial Holdings Inc.	1,256,920
42,440	Stifel Financial Corp.*	1,918,288
8,300	Virtus Investment Partners Inc.*	1,531,267

	Total Capital Markets	5,833,615

Insurance - 0.8%
124,520	CNO Financial Group Inc.	2,008,508
20,740	National General Holdings Corp.	340,136

	Total Insurance	2,348,644

Real Estate Investment Trusts (REITs) - 0.9%
44,900	Pebblebrook Hotel Trust	1,595,746
76,700	Strategic Hotels & Resorts Inc.*	836,030

	Total Real Estate Investment Trusts (REITs)	2,431,776

Real Estate Management & Development - 1.0%
72,800	Alexander & Baldwin Inc.	2,759,848

	TOTAL FINANCIALS	17,666,907

HEALTH CARE - 20.3%
Biotechnology - 5.7%
52,780	ACADIA Pharmaceuticals Inc.* (a)	1,089,907
62,140	Aegerion Pharmaceuticals Inc.* (a)	2,041,299
115,550	Anacor Pharmaceuticals Inc.*	1,559,925
30,200	Cepheid Inc.*	1,360,510
96,540	ChemoCentryx Inc.* (a)	519,385
19,500	Clovis Oncology Inc.*	998,595
56,960	Cubist Pharmaceuticals Inc.*	3,793,536
940,430	Dynavax Technologies Corp.* (a)	1,354,219
25,900	Isis Pharmaceuticals Inc.*	756,798
66,130	Prothena Corp. PLC*	1,376,827
52,470	PTC Therapeutics Inc.* (a)	1,244,064

	Total Biotechnology	16,095,065

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Health Care Equipment & Supplies - 6.2%
25,200	Align Technology Inc.*	$1,376,172
128,000	AtriCure Inc.*	2,114,560
31,560	Cyberonics Inc.*	1,918,848
63,372	LDR Holding Corp.*	1,494,946
72,210	Masimo Corp.*	1,779,254
87,000	Novadaq Technologies Inc.*	1,267,590
101,200	Spectranetics Corp.*	2,169,728
28,240	STERIS Corp.	1,511,405
81,450	Wright Medical Group Inc.*	2,476,080
80,675	Zeltiq Aesthetics Inc.* (a)	1,410,199

	Total Health Care Equipment & Supplies	17,518,782

Health Care Providers & Services - 3.1%
109,070	ExamWorks Group Inc.*	3,230,653
17,205	MWI Veterinary Supply Inc.*	2,400,270
62,250	Team Health Holdings Inc.*	3,160,432

	Total Health Care Providers & Services	8,791,355

Health Care Technology - 0.9%
24,921	HealthStream Inc.*	641,217
48,400	Medidata Solutions Inc.*	1,871,628

	Total Health Care Technology	2,512,845

Life Sciences Tools & Services - 1.6%
47,500	Fluidigm Corp.*	1,317,650
77,330	ICON PLC*	3,268,739

	Total Life Sciences Tools & Services	4,586,389

Pharmaceuticals - 2.8%
93,500	Akorn Inc.* (a)	2,615,195
54,790	Aratana Therapeutics Inc.* (a)	770,347
32,500	Pacira Pharmaceuticals Inc.*	2,522,325
66,889	Revance Therapeutics Inc.* (a)	2,106,335

	Total Pharmaceuticals	8,014,202

	TOTAL HEALTH CARE	57,518,638

INDUSTRIALS - 20.6%
Aerospace & Defense - 0.8%
55,670	Hexcel Corp.*	2,285,254

Air Freight & Logistics - 1.2%
30,700	Forward Air Corp.	1,377,202
78,970	XPO Logistics Inc.* (a)	1,984,516

	Total Air Freight & Logistics	3,361,718

Airlines - 0.5%
24,900	Spirit Airlines Inc.*	1,470,843

Building Products - 0.9%
86,688	NCI Building Systems Inc.*	1,452,024
39,200	Trex Co., Inc.*	1,211,672

	Total Building Products	2,663,696

Commercial Services & Supplies - 2.8%
63,790	Herman Miller Inc.	1,994,713
125,880	Interface Inc., Class A Shares	2,296,051
35,800	Mobile Mini Inc.	1,559,090
122,940	Steelcase Inc., Class A Shares	2,014,987

	Total Commercial Services & Supplies	7,864,841

Construction & Engineering - 1.4%
142,400	Furmanite Corp.*	1,547,888
67,600	MasTec Inc.*	2,433,600

	Total Construction & Engineering	3,981,488

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Electrical Equipment - 1.5%
10,900	Acuity Brands Inc.	$1,368,059
27,200	Generac Holdings Inc.	1,324,096
18,120	Power Solutions International Inc.*	1,413,179

	Total Electrical Equipment	4,105,334

Machinery - 2.2%
41,400	Albany International Corp., Class A Shares	1,542,150
34,100	ITT Corp.	1,489,488
129,100	Wabash National Corp.*	1,767,379
19,500	Wabtec Corp.	1,535,430

	Total Machinery	6,334,447

Marine - 0.1%
12,100	Matson Inc.	297,297

Professional Services - 3.9%
27,900	Advisory Board Co. (The)*	1,350,081
37,340	Corporate Executive Board Co. (The)	2,545,468
57,130	Huron Consulting Group Inc.*	3,877,984
48,200	On Assignment Inc.*	1,699,050
39,000	WageWorks Inc.*	1,578,720

	Total Professional Services	11,051,303

Road & Rail - 3.5%
46,640	ArcBest Corp.	1,994,793
12,600	Genesee & Wyoming Inc., Class A Shares*	1,226,610
21,775	Old Dominion Freight Line Inc.*	1,392,729
41,900	Roadrunner Transportation Systems Inc.*	1,094,428
30,950	Saia Inc.*	1,348,801
62,100	Swift Transportation Co., Class A Shares*	1,537,596
52,300	Werner Enterprises Inc.	1,380,720

	Total Road & Rail	9,975,677

Trading Companies & Distributors - 1.8%
26,180	Rush Enterprises Inc., Class A Shares*	868,652
41,530	Watsco Inc.	4,179,164

	Total Trading Companies & Distributors	5,047,816

	TOTAL INDUSTRIALS	58,439,714

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.1%
48,500	Ciena Corp.*	940,900
47,700	RADWARE Ltd.*	807,084
132,560	Ruckus Wireless Inc.*	1,431,648

	Total Communications Equipment	3,179,632

Electronic Equipment, Instruments & Components - 1.1%
34,820	InvenSense Inc., Class A Shares* (a)	672,026
16,900	IPG Photonics Corp.* (a)	1,066,390
11,770	Rogers Corp.*	732,800
35,790	Sanmina Corp.*	728,326

	Total Electronic Equipment, Instruments & Components	3,199,542

Internet Software & Services - 4.2%
51,700	Amber Road Inc.*	707,256
48,140	Cornerstone OnDemand Inc.*	1,934,747
22,615	CoStar Group Inc.*	3,585,608
34,692	Envestnet Inc.*	1,406,414
73,900	Global Eagle Entertainment Inc.* (a)	822,507
33,100	Pandora Media Inc.*	811,943
28,420	Rackspace Hosting Inc.*	1,037,046
30,332	SPS Commerce Inc.*	1,725,587

	Total Internet Software & Services	12,031,108

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
IT Services - 3.0%
62,600	Acxiom Corp.*	$1,422,898
30,200	Euronet Worldwide Inc.*	1,423,628
26,200	Heartland Payment Systems Inc.(a)	1,085,990
87,650	InterXion Holding NV*	2,304,318
22,230	WEX Inc.*	2,140,527

	Total IT Services	8,377,361

Semiconductors & Semiconductor Equipment - 3.7%
35,280	Cavium Inc.*	1,728,014
82,790	Fairchild Semiconductor International Inc., Class A Shares*	1,214,529
66,400	Freescale Semiconductor Ltd.* (a)	1,473,416
43,800	Monolithic Power Systems Inc.*	1,720,902
111,500	ON Semiconductor Corp.*	968,935
10,250	Power Integrations Inc.	515,473
64,580	Spansion Inc., Class A Shares*	1,230,249
52,100	SunPower Corp., Class A Shares* (a)	1,737,014

	Total Semiconductors & Semiconductor Equipment	10,588,532

Software - 4.6%
120,700	Cadence Design Systems Inc.*	2,014,483
90,080	Callidus Software Inc.*	946,741
91,090	Fortinet Inc.*	2,046,792
24,100	Gigamon Inc.* (a)	409,941
31,700	Guidewire Software Inc.*	1,197,309
40,742	Proofpoint Inc.*	1,300,485
55,750	QLIK Technologies Inc.*	1,210,332
18,300	Tableau Software Inc., Class A Shares*	1,062,132
22,020	Ultimate Software Group Inc.*	2,799,403

	Total Software	12,987,618

Technology Hardware, Storage & Peripherals - 0.8%
29,520	Electronics for Imaging Inc.*	1,201,169
10,200	Stratasys Ltd.* (a)	948,804

	Total Technology Hardware, Storage & Peripherals	2,149,973

	TOTAL INFORMATION TECHNOLOGY	52,513,766

MATERIALS - 4.2%
Chemicals - 2.5%
83,830	Chemtura Corp.*	2,094,073
121,930	PolyOne Corp.	4,893,051

	Total Chemicals	6,987,124

Metals & Mining - 0.6%
94,460	Horsehead Holding Corp.*	1,566,147

Paper & Forest Products - 1.1%
112,060	KapStone Paper and Packaging Corp.*	3,255,343

	TOTAL MATERIALS	11,808,614

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
85,480	Cogent Communications Group Inc.	3,134,552

Wireless Telecommunication Services - 0.3%
54,100	RingCentral Inc., Class A Shares* (a)	658,397

	TOTAL TELECOMMUNICATION SERVICES	3,792,949

	TOTAL COMMON STOCKS (Cost - $205,323,695)	264,427,613

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $205,323,695)	264,427,613

Face Amount
SHORT-TERM INVESTMENTS(b) - 14.4%
MONEY MARKET FUND - 7.6%
$21,548,311	Invesco STIT - Government & Agency Portfolio (Cost - $21,548,311) (c)	21,548,311

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
TIME DEPOSITS - 6.8%
$13,670,610	ANZ National Bank - London, 0.030% due 6/2/14	$13,670,610
5,748,066	Barclays Bank PLC - Grand Cayman, 0.030% due 6/2/14	5,748,066

	TOTAL TIME DEPOSITS (Cost - $19,418,676)	19,418,676

	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,966,987)	40,966,987

	TOTAL INVESTMENTS - 107.7% (Cost - $246,290,682#)	305,394,600

	Liabilities in Excess of Other Assets - (7.7)%	(21,765,395)

	TOTAL NET ASSETS - 100.0%	$283,629,205

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.8%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Industrials	19.1%
Health Care	18.8
Information Technology	17.2
Consumer Discretionary	11.9
Energy	5.9
Financials	5.8
Materials	3.8
Consumer Staples	2.8
Telecommunication Services	1.2
Short-Term Investments	13.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.7%
47,000	Dana Holding Corp.	$1,040,580
206,417	Modine Manufacturing Co.*	3,151,987
16,950	Standard Motor Products Inc.	703,764

	Total Auto Components	4,896,331

Automobiles - 1.2%
55,922	Thor Industries Inc.	3,355,320

Distributors - 0.1%
1,670	Core-Mark Holding Co., Inc.	138,076

Diversified Consumer Services - 1.6%
252,489	Regis Corp.	3,474,249
55,700	Service Corp. International	1,115,114

	Total Diversified Consumer Services	4,589,363

Hotels, Restaurants & Leisure - 2.1%
11,500	Brinker International Inc.	570,975
21,100	Cheesecake Factory Inc. (The)	967,857
8,800	Cracker Barrel Old Country Store Inc.	884,840
55,906	International Game Technology	701,620
65,104	International Speedway Corp., Class A Shares	2,024,084
35,400	Texas Roadhouse Inc., Class A Shares	894,912

	Total Hotels, Restaurants & Leisure	6,044,288

Household Durables - 0.4%
26,400	Meritage Homes Corp.*	1,058,904

Leisure Products - 1.1%
18,500	Arctic Cat Inc.	690,050
37,029	Brunswick Corp.	1,595,950
14,051	Sturm Ruger & Co., Inc.(a)	851,771

	Total Leisure Products	3,137,771

Media - 0.8%
39,800	Cinemark Holdings Inc.	1,254,496
19,698	Meredith Corp.(a)	885,622

	Total Media	2,140,118

Specialty Retail - 2.1%
11,100	Asbury Automotive Group Inc.*	717,504
19,800	Buckle Inc. (The)(a)	888,030
26,400	Cato Corp. (The), Class A Shares	761,376
21,300	Finish Line Inc. (The), Class A Shares	610,671
11,100	Genesco Inc.*	831,279
11,500	Group 1 Automotive Inc.	925,750
11,700	Guess Inc.	298,350
32,500	Pier 1 Imports Inc.	572,325
22,900	Stage Stores Inc.	420,673

	Total Specialty Retail	6,025,958

Textiles, Apparel & Luxury Goods - 0.5%
9,200	Hanesbrands Inc.	780,436
21,300	Steven Madden Ltd.*	678,618

	Total Textiles, Apparel & Luxury Goods	1,459,054

	TOTAL CONSUMER DISCRETIONARY	32,845,183

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 0.8%
18,150	Andersons Inc. (The)	$924,561
6,378	Casey’s General Stores Inc.	454,305
16,500	Weis Markets Inc.	781,605

	Total Food & Staples Retailing	2,160,471

Food Products - 1.3%
14,700	Cal-Maine Foods Inc.	1,025,472
13,300	Ingredion Inc.	1,012,795
18,700	Pinnacle Foods Inc.	585,497
9,681	Sanderson Farms Inc.	895,590

	Total Food Products	3,519,354

Household Products - 1.1%
137,600	Central Garden & Pet Co.*	1,081,536
268,093	Central Garden & Pet Co., Class A Shares*	2,134,020

	Total Household Products	3,215,556

Tobacco - 0.3%
16,300	Universal Corp.	872,865

	TOTAL CONSUMER STAPLES	9,768,246

ENERGY - 5.6%
Energy Equipment & Services - 2.3%
11,700	Bristow Group Inc.	888,966
3,660	Gulfmark Offshore Inc., Class A Shares	169,860
70,800	Helix Energy Solutions Group Inc.*	1,655,304
51,600	Patterson-UTI Energy Inc.	1,707,444
91,900	Precision Drilling Corp.	1,191,024
17,400	Tidewater Inc.	906,888

	Total Energy Equipment & Services	6,519,486

Oil, Gas & Consumable Fuels - 3.3%
18,400	CVR Energy Inc.(a)	865,904
18,700	Jones Energy Inc., Class A Shares*	327,624
31,276	LinnCo LLC	870,098
5,700	Parsley Energy Inc., Class A Shares*	135,489
48,076	Ship Finance International Ltd.(a)	890,368
34,700	Stone Energy Corp.*	1,540,333
25,698	Western Refining Inc.(a)	1,054,132
37,200	Whiting Petroleum Corp.*	2,672,820
22,300	World Fuel Services Corp.	1,033,828

	Total Oil, Gas & Consumable Fuels	9,390,596

	TOTAL ENERGY	15,910,082

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS - 21.1%
Banks - 7.4%
24,400	Bank of Hawaii Corp.	$1,360,544
62,600	Boston Private Financial Holdings Inc.	791,264
34,500	Community Bank System Inc.	1,225,095
25,700	CVB Financial Corp.	374,706
70,485	East West Bancorp Inc.	2,359,838
50,300	First Financial Bancorp	817,878
34,900	First Interstate Bancsystem Inc., Class A Shares	895,883
44,500	First Midwest Bancorp Inc.	712,000
75,900	First Niagara Financial Group Inc.	653,499
46,378	FirstMerit Corp.	865,877
74,396	Fulton Financial Corp.	889,032
45,541	Hancock Holding Co.	1,538,375
27,200	Independent Bank Corp.	984,640
33,641	National Penn Bancshares Inc.	345,830
42,400	NBT Bancorp Inc.	963,328
64,500	Old National Bancorp	872,685
23,505	S&T Bancorp Inc.	570,466
153,100	Susquehanna Bancshares Inc.	1,512,628
35,206	Trustmark Corp.	815,019
48,973	Webster Financial Corp.	1,465,272
28,394	WesBanco Inc.	835,919

	Total Banks	20,849,778

Capital Markets - 0.2%
21,900	Main Street Capital Corp.(a)	679,557

Consumer Finance - 0.3%
19,500	Cash America International Inc.	926,445

Insurance - 6.7%
24,363	Allied World Assurance Co. Holdings AG	913,613
16,900	American Financial Group Inc.	986,622
77,147	AMERISAFE Inc.	2,970,931
33,000	First American Financial Corp.	924,660
14,700	Infinity Property & Casualty Corp.	940,947
283,914	Maiden Holdings Ltd.	3,475,107
27,600	Montpelier Re Holdings Ltd.	867,744
36,778	National Interstate Corp.	1,040,450
24,200	Platinum Underwriters Holdings Ltd.	1,552,430
22,300	ProAssurance Corp.	1,013,535
18,000	Protective Life Corp.	941,400
49,800	Selective Insurance Group Inc.	1,183,746
9,300	StanCorp Financial Group Inc.	558,930
42,700	Symetra Financial Corp.	890,295
20,846	Validus Holdings Ltd.	778,181

	Total Insurance	19,038,591

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Real Estate Investment Trusts (REITs) - 5.6%
31,500	Altisource Residential Corp.	$878,535
64,236	Ashford Hospitality Prime Inc.	1,047,047
234,683	Ashford Hospitality Trust Inc.	2,511,108
51,406	Associated Estates Realty Corp.	888,810
30,200	Blackstone Mortgage Trust Inc., Class A Shares	897,544
65,264	Brandywine Realty Trust	998,539
46,100	Education Realty Trust Inc.	482,206
69,000	Franklin Street Properties Corp.	863,880
28,900	Healthcare Realty Trust Inc.	720,477
24,900	Highwoods Properties Inc.	1,010,442
89,200	Lexington Realty Trust	1,012,420
20,200	Omega Healthcare Investors Inc.(a)	745,178
37,500	Ramco-Gershenson Properties Trust	622,500
61,317	Retail Properties of America Inc., Class A Shares	922,207
28,023	Starwood Property Trust Inc.	683,481
5,144	Starwood Waypoint Residential Trust*	140,380
50,400	Summit Hotel Properties Inc.	506,016
29,700	Washington Real Estate Investment Trust	767,151

	Total Real Estate Investment Trusts (REITs)	15,697,921

Real Estate Management & Development - 0.3%
21,500	Alexander & Baldwin Inc.	815,065

Thrifts & Mortgage Finance - 0.6%
40,600	Home Loan Servicing Solutions Ltd.	905,380
38,500	Washington Federal Inc.	801,955

	Total Thrifts & Mortgage Finance	1,707,335

	TOTAL FINANCIALS	59,714,692

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 3.9%
600	Analogic Corp.	40,992
11,200	Cooper Cos., Inc. (The)	1,445,024
14,600	Haemonetics Corp.*	497,276
203,090	Invacare Corp.	3,350,985
44,300	STERIS Corp.	2,370,936
18,800	Teleflex Inc.	2,004,832
34,205	West Pharmaceutical Services Inc.	1,439,689

	Total Health Care Equipment & Supplies	11,149,734

Health Care Providers & Services - 1.1%
26,050	Owens & Minor Inc.(a)	903,414
74,800	Select Medical Holdings Corp.	1,133,220
27,700	VCA Antech Inc.*	932,105

	Total Health Care Providers & Services	2,968,739

Life Sciences Tools & Services - 0.4%
22,300	PerkinElmer Inc.	1,002,831

	TOTAL HEALTH CARE	15,121,304

INDUSTRIALS - 24.3%
Aerospace & Defense - 1.4%
35,700	AAR Corp.	867,510
7,000	Alliant Techsystems Inc.	884,030
6,100	Curtiss-Wright Corp.	406,443
14,400	Elbit Systems Ltd.(a)	898,560
13,500	Triumph Group Inc.	935,550

	Total Aerospace & Defense	3,992,093

Building Products - 1.3%
216,309	NCI Building Systems Inc.*	3,623,176

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Commercial Services & Supplies - 5.0%
354,653	ACCO Brands Corp.*	$2,135,011
48,000	Brink’s Co. (The)	1,281,600
56,400	Ennis Inc.	854,460
452,600	InnerWorkings Inc.*	3,408,078
29,600	Knoll Inc.	519,184
8,900	UniFirst Corp.	880,655
15,100	United Stationers Inc.	601,433
145,760	Viad Corp.	3,343,734
36,996	West Corp.	991,493

	Total Commercial Services & Supplies	14,015,648

Construction & Engineering - 2.2%
159,164	Great Lakes Dredge & Dock Corp.*	1,212,830
222,001	Layne Christensen Co.* (a)	3,361,095
26,300	MasTec Inc.*	946,800
25,800	Primoris Services Corp.(a)	747,426

	Total Construction & Engineering	6,268,151

Electrical Equipment - 2.4%
19,300	AZZ Inc.	859,043
27,700	Babcock & Wilcox Co. (The)	895,264
309,694	GrafTech International Ltd.* (a)	3,236,302
15,000	Regal-Beloit Corp.	1,144,950
29,900	Thermon Group Holdings Inc.*	704,145

	Total Electrical Equipment	6,839,704

Machinery - 9.3%
24,700	Actuant Corp., Class A Shares	877,591
34,800	Altra Industrial Motion Corp.	1,189,812
22,700	Barnes Group Inc.	848,526
153,976	Briggs & Stratton Corp.(a)	3,168,826
14,100	Crane Co.	1,044,951
201,225	Douglas Dynamics Inc.	3,515,401
10,900	EnPro Industries Inc.*	799,951
132,345	Harsco Corp.	3,570,668
46,900	ITT Corp.	2,048,592
105,255	John Bean Technologies Corp.	3,010,293
19,100	Kennametal Inc.	860,264
370,192	Mueller Water Products Inc., Class A Shares	3,120,719
14,025	Trinity Industries Inc.	1,213,583
6,400	Valmont Industries Inc.	991,680

	Total Machinery	26,260,857

Marine - 0.5%
7,300	Kirby Corp.*	807,015
21,000	Matson Inc.	515,970

	Total Marine	1,322,985

Road & Rail - 0.6%
16,450	Saia Inc.*	716,891
36,200	Werner Enterprises Inc.	955,680

	Total Road & Rail	1,672,571

Trading Companies & Distributors - 1.6%
13,165	GATX Corp.	866,915
32,200	H&E Equipment Services Inc.*	1,115,730
18,800	TAL International Group Inc.*	823,816
17,800	United Rentals Inc.*	1,798,690

	Total Trading Companies & Distributors	4,605,151

	TOTAL INDUSTRIALS	68,600,336

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.8%
14,100	Black Box Corp.	343,617
103,100	Brocade Communications Systems Inc.*	940,272
41,200	CommScope Holding Co., Inc.*	1,089,328

	Total Communications Equipment	2,373,217

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Electronic Equipment, Instruments & Components - 1.6%
57,400	AVX Corp.	$773,752
14,300	Belden Inc.	1,029,457
18,400	Tech Data Corp.*	1,094,984
97,700	Vishay Intertechnology Inc.	1,457,684

	Total Electronic Equipment, Instruments & Components	4,355,877

Internet Software & Services - 0.3%
19,600	j2 Global Inc.(a)	928,256

IT Services - 1.0%
39,200	Booz Allen Hamilton Holding Corp.	867,496
25,223	Broadridge Financial Solutions Inc.	1,034,647
34,300	CSG Systems International Inc.	901,061

	Total IT Services	2,803,204

Semiconductors & Semiconductor Equipment - 1.4%
31,600	Cirrus Logic Inc.* (a)	699,308
126,600	ON Semiconductor Corp.*	1,100,154
109,700	RF Micro Devices Inc.*	1,032,277
57,500	Teradyne Inc.(a)	1,023,500

	Total Semiconductors & Semiconductor Equipment	3,855,239

Software - 2.1%
107,900	Compuware Corp.	1,068,210
5,067	Fair Isaac Corp.	298,446
42,749	Mentor Graphics Corp.	905,852
21,700	NetScout Systems, Inc.*	843,479
33,300	PTC Inc.*	1,225,440
42,800	Synopsys Inc.*	1,647,372

	Total Software	5,988,799

Technology Hardware, Storage & Peripherals - 0.3%
18,800	Electronics for Imaging Inc.*	764,972

	TOTAL INFORMATION TECHNOLOGY	21,069,564

MATERIALS - 12.1%
Chemicals - 5.0%
17,500	Albemarle Corp.	1,210,825
19,800	Cabot Corp.	1,119,690
72,400	Chemtura Corp.*	1,808,552
13,500	Cytec Industries Inc.	1,341,225
35,000	HB Fuller Co.	1,674,050
19,100	Innophos Holdings Inc.	1,002,750
212,800	Intrepid Potash Inc.* (a)	3,449,488
15,200	Methanex Corp.	867,920
60,035	Olin Corp.(a)	1,635,954

	Total Chemicals	14,110,454

Construction Materials - 1.4%
308,088	Headwaters Inc.*	3,983,578

Containers & Packaging - 1.3%
48,500	Berry Plastics Group Inc.*	1,145,085
8,200	Rock-Tenn Co., Class A Shares	828,446
18,400	Silgan Holdings Inc.	898,472
20,500	Sonoco Products Co.	865,920

	Total Containers & Packaging	3,737,923

Metals & Mining - 3.8%
47,700	Commercial Metals Co.	846,675
177,154	Globe Specialty Metals Inc.	3,541,308
53,400	HudBay Minerals Inc.	470,988
18,700	Kaiser Aluminum Corp.	1,280,389
14,100	Royal Gold Inc.	884,352
117,900	Schnitzer Steel Industries Inc., Class A Shares(a)	2,938,068
49,000	Steel Dynamics Inc.	846,230

	Total Metals & Mining	10,808,010

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Paper & Forest Products - 0.6%
33,600	P.H. Glatfelter Co.	$884,352
17,352	Schweitzer-Mauduit International Inc.	723,231

	Total Paper & Forest Products	1,607,583

	TOTAL MATERIALS	34,247,548

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
39,300	Premiere Global Services Inc.*	511,293

UTILITIES - 2.6%
Electric Utilities - 0.9%
45,692	El Paso Electric Co.	1,741,322
34,400	Great Plains Energy Inc.	875,480

	Total Electric Utilities	2,616,802

Gas Utilities - 1.1%
18,900	Laclede Group Inc. (The)	882,252
22,300	Southwest Gas Corp.	1,167,628
20,700	UGI Corp.	1,007,469

	Total Gas Utilities	3,057,349

Multi-Utilities - 0.6%
15,500	Black Hills Corp.	893,885
18,300	NorthWestern Corp.	878,400

	Total Multi-Utilities	1,772,285

	TOTAL UTILITIES	7,446,436

	TOTAL COMMON STOCKS (Cost - $190,175,160)	265,234,684

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $190,175,160)	265,234,684

Face Amount
SHORT-TERM INVESTMENTS(b) - 14.9%
MONEY MARKET FUND - 8.4%
$23,825,675	Invesco STIT - Government & Agency Portfolio(c) (Cost - $23,825,675)	23,825,675

TIME DEPOSITS - 6.5%
16,442,142	ANZ National Bank - London, 0.030% due 6/2/14	16,442,142
1,809,948	Banco Santander SA - Frankfurt, 0.030% due 6/2/14	1,809,948

	TOTAL TIME DEPOSITS (Cost - $18,252,090)	18,252,090

	TOTAL SHORT-TERM INVESTMENTS (Cost - $42,077,765)	42,077,765

	TOTAL INVESTMENTS - 108.8% (Cost - $232,252,925#)	307,312,449

	Liabilities in Excess of Other Assets - (8.8)%	(24,950,172)

	TOTAL NET ASSETS - 100.0%	$282,362,277

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Industrials	22.3%
Financials	19.4
Materials	11.1
Consumer Discretionary	10.7
Information Technology	6.9
Energy	5.2
Health Care	4.9
Consumer Staples	3.2
Utilities	2.4
Telecommunication Services	0.2
Short-Term Investments	13.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS - 92.9%
Australia - 2.4%
149,685	Abacus Property Group	$337,079
303,849	Amcor Ltd.	2,995,195
413,073	Arrium Ltd.	346,937
322,024	Atlas Iron Ltd.	204,654
17,721	Ausdrill Ltd.	16,101
117,359	Australia & New Zealand Banking Group Ltd.	3,650,781
197	Australian Infrastructure Fund, Class Miscella Shares	1
28,042	Bank of Queensland Ltd.	312,539
279,072	Beach Energy Ltd.	428,862
18,018	Bentham IMF Ltd.	33,268
301,194	Brambles Ltd.	2,691,456
14,277	Challenger Ltd.	94,455
37,832	CSL Ltd.	2,481,362
119,052	Decmil Group Ltd.	197,480
646,152	Downer EDI Ltd.	3,199,161
32,467	DUET Group	72,719
51,722	Evolution Mining Ltd.	36,717
147,666	Fairfax Media Ltd.	140,639
55,205	Forge Group Ltd.(b)	0
954,107	Grange Resources Ltd.	150,613
7,547	GUD Holdings Ltd.	37,291
4,107	IOOF Holdings Ltd.	32,388
79,712	Leighton Holdings Ltd.	1,498,470
1	Matrix Composites & Engineering Ltd.*	1
147,006	Mount Gibson Iron Ltd.	100,267
80,110	National Australia Bank Ltd.	2,492,138
314,905	NRW Holdings Ltd.	290,559
287,669	Pacific Brands Ltd.	151,395
4,753	Panoramic Resources Ltd.*	2,869
29,178	Primary Health Care Ltd.	121,162
125,105	Programmed Maintenance Services Ltd.	339,107
194,392	Seven West Media Ltd.	335,776
113,496	Sonic Healthcare Ltd.	1,867,025
344,467	Southern Cross Media Group Ltd., Class Miscella Shares	352,353
78,948	STW Communications Group Ltd.	99,356
523,270	Toll Holdings Ltd.	2,641,045

	Total Australia	27,751,221

Austria - 0.2%
27,322	Austria Technologie & Systemtechnik AG	346,942
12,384	EVN AG	169,463
109	Oesterreichische Post AG	5,082
28,638	S IMMO AG*	228,599
10,095	Schoeller-Bleckmann Oilfield Equipment AG	1,204,527

	Total Austria	1,954,613

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Belgium - 0.7%
15,228	Anheuser-Busch InBev NV	$1,675,952
32,239	Delhaize Group SA(c)	2,296,492
585	Elia System Operator SA	30,244
894	Gimv NV	46,316
9,088	NV Bekaert SA	344,378
18,389	Recticel SA	190,360
44,953	UCB SA	3,595,669

	Total Belgium	8,179,411

Bermuda - 0.0%
21,672	Catlin Group Ltd.	190,598

Brazil - 0.6%
21,464	Cia Brasileira de Distribuição, Class A Shares, ADR(c)	973,392
166,400	Embraer SA	1,516,039
130,803	Petróleo Brasileiro SA, ADR	1,952,889
195,770	Vale SA, Class B Shares, ADR	2,247,440

	Total Brazil	6,689,760

Canada - 2.5%
63,352	Canadian Pacific Railway Ltd.	10,580,335
81,304	Dollarama Inc.(c)	6,843,857
232,607	Novadaq Technologies Inc.*	3,389,084
136,046	Suncor Energy Inc.(c)	5,224,497
60,800	Toronto-Dominion Bank (The)	3,007,967

	Total Canada	29,045,740

China - 1.4%
3,176,000	Agricultural Bank of China Ltd., Class H Shares(g)	1,415,832
2,418,000	Anton Oilfield Services Group(c)	1,847,126
27,850	Baidu Inc., ADR*	4,623,100
3,554,500	China Railway Construction Corp., Ltd., Class H Shares(g)	3,006,478
99,000	China XLX Fertiliser Ltd.	30,790
1,820,500	CNOOC Ltd.	3,109,552
27,500	Ctrip.com International Ltd., ADR*	1,524,050

	Total China	15,556,928

Denmark - 1.3%
4,126	DFDS A/S	338,460
6,024	NKT Holding A/S	414,431
206,704	Novo Nordisk A/S, Class B Shares	8,747,516
251	PER Aarsleff A/S, Class B Shares	50,801
7,416	Schouw & Co.	377,720
2,998	Spar Nord Bank A/S	32,934
352,270	TDC A/S	3,428,091
18,476	William Demant Holding A/S*	1,663,432

	Total Denmark	15,053,385

Finland - 0.6%
10,953	Atria PLC, Class A Shares	106,816
32,208	Citycon OYJ	118,827
16,122	Cramo OYJ	358,314
9,556	Kesko OYJ, Class B Shares	423,529
552,314	Nokia OYJ*	4,483,829
41,090	Oriola-KD OYJ, Class B Shares*	131,225
16,638	Technopolis OYJ	99,144
44,805	UPM-Kymmene OYJ	789,553

	Total Finland	6,511,237

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
France - 9.0%
46,479	Acanthe Developpement SA(c)	$30,419
42,168	Accor SA	2,236,371
27,787	Airbus Group NV	1,995,696
6,346	Altamir	97,789
24,224	Arkema SA(c)	2,482,719
180,150	AXA SA	4,454,560
114,577	BNP Paribas SA	8,036,605
2,104	Boiron SA*	193,646
46	Bourbon SA	1,440
1,052	Caisse Regionale de Credit Agricole Mutuel Nord de France	24,939
34,312	Casino Guichard Perrachon SA	4,426,868
8,860	Cegid Group	397,524
91,187	Cie de Saint-Gobain	5,202,340
43,089	Cie Générale d’Optique Essilor International SA	4,536,362
2,982	Ciments Français SA	323,280
26,918	Danone SA	2,006,964
16,792	Dassault Systemes	2,131,594
65,796	Edenred	2,064,792
1,174	Eiffage SA	83,499
1,065	Esso SA Francaise	56,390
45	Euler Hermes SA*	5,385
63,972	GDF Suez	1,790,417
5,432	Guerbet	244,430
5,670	Iliad SA	1,815,065
1,167	Jacquet Metal Service	26,759
22,288	Kering(c)	4,935,049
8,263	Korian-Medica	326,596
37,759	Legrand SA	2,392,539
14,814	L’Oréal SA	2,588,613
19,591	LVMH Moët Hennessy Louis Vuitton SA	3,905,474
2,072	Nexity SA	87,211
1,492	Orpea	106,609
15,113	Pernod Ricard SA	1,855,598
4,768	Rallye SA	249,328
139,765	Safran SA(c)	9,507,551
8,438	Saft Groupe SA	288,565
28,757	Sanofi	3,082,510
113,546	Schneider Electric SA	10,731,850
21,198	SEB SA	1,913,668
57,153	Societe Generale SA(c)	3,306,698
2,213	Sopra Group SA	250,541
124,184	Suez Environnement Co.	2,500,545
18,214	Technip SA	1,961,745
31,941	Total SA(c)	2,243,811
1,779	Valeo SA	239,231
151,637	Zodiac Aerospace	5,396,545

	Total France	102,536,130

Georgia - 0.0%
7,487	Bank of Georgia Holdings PLC	319,426

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Germany - 9.8%
699	Aareal Bank AG	$33,074
79,592	Adidas AG	8,545,175
38,331	Allianz SE	6,503,517
537	Aurubis AG	29,274
49,417	BASF SE	5,692,235
41,390	Bayer AG	5,988,346
74,716	Bayerische Motoren Werke AG	9,385,074
315	Bechtle AG	27,833
2,555	Bilfinger SE	301,415
57,770	Borussia Dortmund GmbH & Co. KGaA	303,374
12,452	Brenntag AG	2,328,129
851	Cewe Stiftung & Co. KGAA	63,240
20,485	CompuGroup Medical AG	552,842
26,917	Continental AG	6,369,534
35,049	Daimler AG, Class Registered Shares	3,332,315
47,284	Deutsche Bank AG(c)	1,916,169
207,160	Deutsche Telekom AG	3,481,587
53,391	DMG MORI SEIKI AG	1,700,298
9,914	Freenet AG	308,146
49,371	GEA Group AG	2,123,936
3,345	Grammer AG	195,643
29,210	Hannover Rueck SE	2,598,413
33,339	HeidelbergCement AG	2,871,782
6,964	Indus Holding AG	339,678
242,664	Infineon Technologies AG	3,010,864
5,155	Leoni AG	412,800
90,430	Metro AG*	3,775,733
3,208	MLP AG	22,223
53,603	Rheinmetall AG	3,676,541
91,568	SAP AG	7,012,292
37,307	Siemens AG	4,958,057
9,125	Sixt SE	389,981
98,870	Software AG	3,808,221
5,903	Stada Arzneimittel AG(c)	277,271
27,263	Symrise AG	1,479,329
189,813	Telefonica Deutschland Holding AG	1,474,343
20,658	TUI AG	351,783
52,964	United Internet AG, Class REG Shares	2,448,596
23,288	Volkswagen AG	6,136,907
15,987	VTG AG*	351,279
51,706	Wincor Nixdorf AG	3,364,094
99,312	Wirecard AG	4,333,347

	Total Germany	112,274,690

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Hong Kong - 1.5%
738,000	AIA Group Ltd.	$3,700,910
632,000	Century City International Holdings Ltd.	47,318
14,336	Dah Sing Banking Group Ltd.	23,941
243,500	Dickson Concepts International Ltd.	143,823
140,000	Emperor Entertainment Hotel Ltd.	55,949
1,338,000	Emperor International Holdings	293,078
760,000	Get Nice Holdings Ltd.	35,320
122,000	Haitong International Securities Group Ltd.	60,326
294,000	Hongkong Land Holdings Ltd.	2,064,472
1,082,000	Hsin Chong Construction Group Ltd.	154,851
91,110	Jardine Strategic Holdings Ltd.	3,329,839
572,000	Luk Fook Holdings International Ltd.	1,448,972
1,204,000	Pacific Andes International Holdings Ltd.	48,207
316,000	Paliburg Holdings Ltd.	103,051
101,000	Prosperity REIT	31,671
54,000	Regal Hotels International Holdings Ltd.	33,074
475,000	Regal Real Estate Investment Trust(c)	126,758
832,000	Samson Holding Ltd.	106,406
52,000	Sitoy Group Holdings Ltd.	31,577
1,399,000	SJM Holdings Ltd.	4,013,610
222,000	SOCAM Development Ltd.	256,058
78,000	Sunlight Real Estate Investment Trust	32,712
66,000	Texwinca Holdings Ltd.	69,070
977,200	VST Holdings Ltd.	213,295
123,000	Yue Yuen Industrial Holdings Ltd.	380,567

	Total Hong Kong	16,804,855

India - 0.5%
9,196	Housing Development Finance Corp.	136,673
33,900	ICICI Bank Ltd., ADR*	1,683,813
4,293	Infosys Ltd.	213,615
71,094	Tata Motors Ltd., ADR	2,647,541
4,458	Vedanta Resources PLC	82,345
97,570	Zee Entertainment Enterprises Ltd.	441,431

	Total India	5,205,418

Ireland - 1.2%
39,772	Aer Lingus Group PLC	77,057
60,253	Covidien PLC	4,405,097
145,846	Experian PLC	2,537,113
185,897	James Hardie Industries PLC	2,473,584
55,376	Shire PLC	3,190,751
5,851	Smurfit Kappa Group PLC	141,195
123,151	Total Produce PLC	177,994
52,648	UDG Healthcare PLC	304,395

	Total Ireland	13,307,186

Isle of Man - 0.0%
32,141	Playtech Ltd.	368,261

Israel - 0.4%
2,352	AL-ROV Israel Ltd.*	96,796
51,095	Check Point Software Technologies Ltd.*	3,294,606
8,433	Clal Insurance Enterprises Holdings Ltd.*	163,128
30,997	Discount Investment Corp.*	270,925
6,637	Norstar Holdings Inc.	180,081
25,522	Phoenix Holdings Ltd. (The)	94,743

	Total Israel	4,100,279

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Italy - 1.8%
151,336	A2A SpA	$181,524
7,469	ACEA SpA	106,289
47,353	Ascopiave SpA	140,431
10,856	Astaldi SpA	117,516
7,463	ASTM SpA	118,659
79,367	Azimut Holding SpA	2,175,876
6,517	Banca Carige SpA*	3,913
1,579	Banca IFIS SpA	31,270
23,129	Cairo Communication SpA	193,012
37,269	DiaSorin SpA	1,583,572
370,697	Enel SpA	2,100,593
19,164	ERG SpA	286,156
5,674	Gtech SpA	156,372
106,294	Immobiliare Grande Distribuzione	189,400
600,654	Intesa Sanpaolo SpA	2,015,232
77,439	Iren SpA	122,604
50,368	Italcementi SpA*	357,531
1,378	Italmobiliare SpA*	38,713
71,897	Luxottica Group SpA	4,111,899
279,600	Prada SpA	2,095,699
75,541	Saipem SpA*	1,970,961
1,128	Societa Cattolica di Assicurazioni SCRL	26,889
107,672	Trevi Finanziaria Industriale SpA	1,060,734
37,629	Unipol Gruppo Finanziario SpA	227,111
46,012	Yoox SpA*	1,476,832

	Total Italy	20,888,788

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Japan - 12.7%
35,400	Airport Facilities Co., Ltd.	$242,692
13,100	Aisan Industry Co., Ltd.	104,237
6,000	Alpine Electronics Inc.	73,739
625,000	Asahi Kasei Corp.	4,689,773
36,300	ASKA Pharmaceutical Co., Ltd.	342,742
269,000	Astellas Pharma Inc.	3,461,712
43,000	Bando Chemical Industries Ltd.	164,530
105,000	Bank of Saga Ltd. (The)	224,961
38,500	Belluna Co., Ltd.	186,863
33,700	Benesse Holdings Inc.	1,417,100
110,000	Bridgestone Corp.	3,990,665
238,000	Brother Industries Ltd.	3,780,442
7,700	Chori Co., Ltd.	87,090
26,100	Cleanup Corp.	224,177
2,000	Daishi Bank Ltd. (The)	7,020
135,000	Daiwa House Industry Co., Ltd.	2,538,697
33,100	DCM Holdings Co., Ltd.	226,304
39,900	Disco Corp.	2,570,256
24,200	East Japan Railway Co.	1,853,214
42,300	EDION Corp.(c)	288,609
95,000	Eighteenth Bank Ltd. (The)	234,722
119,900	Electric Power Development Co., Ltd.	3,569,191
13,300	FANUC Corp.	2,276,136
122,700	Fuji Oil Co., Ltd.	1,535,802
105	Global One Real Estate Investment Corp.	318,197
4,300	Goldcrest Co., Ltd.	88,373
47,000	Gunze Ltd.	131,046
22,800	Hakuto Co., Ltd.	210,608
60,000	Hanwa Co., Ltd.	240,680
99,000	Higashi-Nippon Bank Ltd. (The)	241,207
1,337,000	Hitachi Ltd.	9,045,480
100,800	Honda Motor Co., Ltd.	3,539,643
79,600	Hoya Corp.	2,476,061
142	Ichigo Real Estate Investment Corp.	87,726
26,200	Inabata & Co., Ltd.	232,234
13,200	IwaiCosmo Holdings Inc.(c)	134,729
32,700	Japan Airlines Co., Ltd.	1,711,261
69,000	Japan Pulp & Paper Co., Ltd.	235,512
41,000	Japan Vilene Co., Ltd.	218,201
12,900	Kaga Electronics Co., Ltd.	166,281
76,300	KDDI Corp.	4,564,963
91,100	Keihin Corp.	1,370,921
146	Kenedix Residential Investment Corp.	322,349
11,800	Keyence Corp.	4,615,191
3,700	Kissei Pharmaceutical Co., Ltd.	85,324
20,700	Kiyo Bank Ltd. (The)	251,937
13,000	Kohnan Shoji Co., Ltd.	129,607
131,000	Kurabo Industries Ltd.	223,638
10,400	Kuroda Electric Co., Ltd.	148,731
82,000	Kyodo Printing Co., Ltd.	233,424
300	Kyokuto Securities Co., Ltd.	4,520
300	KYORIN Holdings Inc.	5,806
26,000	Kyudenko Corp.	234,105
5,200	Macnica Inc.	155,342
403,000	Marubeni Corp.	2,758,896
11,300	Marusan Securities Co., Ltd.	81,242
14,300	Medipal Holdings Corp.	201,577
9,400	Melco Holdings Inc.	164,455
112	MID REIT Inc.	256,355
132,000	Mie Bank Ltd. (The)	283,509
137,800	Mitsubishi Corp.	2,731,358

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
16,000	Mitsubishi Steel Manufacturing Co., Ltd.	$31,793
76,000	Miyazaki Bank Ltd. (The)	241,092
104,000	Morinaga & Co., Ltd.	220,338
71,000	Morinaga Milk Industry Co., Ltd.	272,543
90,100	MS&AD Insurance Group Holdings	2,147,469
153,400	Nabtesco Corp.	3,337,657
2,000	Nice Holdings Inc.	3,692
20,300	Nidec Corp.	1,187,256
118,000	Nippon Beet Sugar Manufacturing Co., Ltd.	209,427
61,000	Nippon Flour Mills Co., Ltd.	323,437
176,900	Nippon Light Metal Holdings Co., Ltd.	256,547
19,100	Nippon Paper Industries Co., Ltd.(c)	392,380
104,320	Nippon Steel & Sumikin Bussan Corp.	378,112
43,000	Nippon Telegraph & Telephone Corp.	2,564,026
387,700	Nissan Motor Co., Ltd.	3,515,207
54,000	Nisshin Oillio Group Ltd. (The)	187,111
32,000	Nissin Corp.	93,600
109,050	NKSJ Holdings Inc.	3,049,646
80	Nomura Real Estate Office Fund Inc.	373,508
92,000	NS United Kaiun Kaisha Ltd.(c)	212,202
15,600	Omron Corp.	589,795
22,100	Onoken Co., Ltd.	246,964
14,500	Otsuka Kagu Ltd.	134,651
19,200	Pacific Industrial Co., Ltd.	145,620
17,900	Paltac Corp.	239,205
20,200	Paris Miki Holdings Inc.	98,512
222,600	Rakuten Inc.	2,900,788
52,000	Ryobi Ltd.	159,470
11,400	Ryosan Co., Ltd.	226,877
3,800	Ryoyo Electro Corp.	44,197
19,500	S Foods Inc.	267,215
113,000	Sakai Chemical Industry Co., Ltd.	321,736
45,000	Sanki Engineering Co., Ltd.	292,184
32,200	Sanoh Industrial Co., Ltd.	207,760
22,500	Sanshin Electronics Co., Ltd.	137,604
65,000	SCSK Corp.	1,686,092
9,600	Seikagaku Corp.	108,004
14,100	Seiko Epson Corp.	492,145
178,000	Sekisui Chemical Co., Ltd.	1,938,438
237,900	Sekisui House Ltd.	3,144,816
66,000	Sekisui Plastics Co., Ltd.	175,717
26,700	Senshukai Co., Ltd.	226,865
73,000	Seven & I Holdings Co., Ltd.	2,930,018
22,900	Shinko Shoji Co., Ltd.	205,061
15,500	SMC Corp.	4,075,398
12,000	SMK Corp.	44,746
178,100	Sojitz Corp.	284,902
166,200	Start Today Co., Ltd.	4,160,376
246,100	Sumitomo Mitsui Financial Group Inc.	9,989,768
57,400	Suntory Beverage & Food Ltd.	2,194,584
75,000	Suzuki Motor Corp.	2,240,329
81,000	T RAD Co., Ltd.	198,159
17,100	Takaoka Toko Co., Ltd.	227,215
23,700	Takasago Thermal Engineering Co., Ltd.	248,513
3,000	Takiron Co., Ltd.	15,042
10,000	Tochigi Bank Ltd. (The)	41,446
33,000	Toenec Corp.	176,063
4,900	Tokai Tokyo Financial Holdings Inc.	33,607
78,000	Tokuyama Corp.	227,533
38,000	Tokyo Energy & Systems Inc.	194,475
1,207,000	Toshiba Corp.	4,968,388
39,000	Toyo Kohan Co., Ltd.	212,372

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
116,000	Toyo Tire & Rubber Co., Ltd.	$1,019,279
69,900	Toyota Motor Corp.	3,949,158
42,000	Uchida Yoko Co., Ltd.	125,094
38,100	UNY Group Holdings Co., Ltd.	241,405
32,400	Vital KSK Holdings Inc.	240,328
476,700	Yahoo Japan Corp.	2,193,183
36,000	Yodogawa Steel Works Ltd.	143,741
50,000	Yurtec Corp.	258,161

	Total Japan	145,611,205

Jersey, Channel Islands - 0.1%
271,591	Highland Gold Mining Ltd.	289,099
34,143	Phoenix Group Holdings	372,829

	Total Jersey, Channel Islands	661,928

Luxembourg - 0.2%
64,474	SES SA, ADR	2,343,052

Macau - 0.5%
739,600	Sands China Ltd.	5,412,890

Malaysia - 0.2%
614,600	Tenaga Nasional Bhd	2,305,792

Mexico - 0.6%
1,034,030	Alsea SAB de CV*	3,524,536
144,249	Cemex SAB de CV, ADR*	1,856,484
186,274	Grupo Financiero Banorte SAB de CV, Class O Shares	1,359,784
12,200	Grupo Televisa SAB, ADR	412,360

	Total Mexico	7,153,164

Netherlands - 4.5%
91,031	Aalberts Industries NV	2,998,823
5,267	Accell Group	99,374
1,301	ASM International NV	54,245
90,176	ASML Holding NV	7,751,259
11,769	BE Semiconductor Industries NV	196,580
17,739	BinckBank NV	207,403
166,684	Delta Lloyd NV(c)	4,052,250
17,486	Gemalto NV	1,902,012
30,605	Heineken NV	2,159,870
759,559	ING Groep NV*	10,656,798
45,380	Koninklijke Boskalis Westminster NV	2,587,903
29,303	Koninklijke DSM NV	2,113,595
40,788	Koninklijke Vopak NV	2,080,501
6,528	PostNL NV*	32,060
232,085	Reed Elsevier NV	5,198,948
123,221	Royal Dutch Shell PLC, Class A Shares	4,849,415
823	SBM Offshore NV*	13,404
10,228	USG People NV(c)	162,028
2,044	Vastned Retail NV	104,205
96	Wereldhave NV	8,564
89,055	Yandex NV, Class A Shares* (c)	2,773,173
29,143	Ziggo NV	1,375,234

	Total Netherlands	51,377,644

New Zealand - 0.1%
145,479	Air New Zealand Ltd.	270,455
117,391	Chorus Ltd.	169,869
19,534	Goodman Property Trust	17,737
88,754	Mighty River Power Ltd.	172,481
230,228	New Zealand Oil & Gas Ltd.	151,424
5,515	SKY Network Television Ltd.	30,894
10,957	SKYCITY Entertainment Group Ltd.	37,215
5,973	Warehouse Group Ltd. (The)	17,489

	Total New Zealand	867,564

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Norway - 1.5%
22	Aker ASA, Class A Shares	$814
20,292	Atea ASA	252,725
8,886	Austevoll Seafood ASA	55,792
39,435	Borregaard ASA	283,284
273,640	BW Offshore Ltd.	376,723
11,281	Cermaq ASA	138,763
281,498	DNB ASA	5,288,748
167,570	Kvaerner ASA	331,095
535	Leroy Seafood Group ASA	17,888
179,088	Petroleum Geo-Services ASA	1,932,562
33,771	SpareBank 1 SMN	298,347
126,151	Statoil ASA(c)	3,858,767
4,903	Storebrand ASA*	29,097
155,569	Telenor ASA	3,694,017

	Total Norway	16,558,622

Portugal - 0.0%
134,170	Banco Comercial Portugues SA, Class R Shares*	35,243
8,756	REN - Redes Energeticas Nacionais SGPS SA	32,438
33,477	ZON OPTIMUS SGPS SA	227,523

	Total Portugal	295,204

Singapore - 1.0%
173,800	AIMS AMP Capital Industrial REIT	200,929
258,000	Ascott Residence Trust	253,056
531,000	Chip Eng Seng Corp., Ltd.	315,474
414,000	CSE Global Ltd.	183,242
510,000	DBS Group Holdings Ltd.	6,893,661
170,000	Frasers Commercial Trust	184,365
197,000	Hong Fok Corp., Ltd.	145,308
1,154,000	k1 Ventures Ltd.	165,927
72,000	Keppel Infrastructure Trust	60,018
131,000	Religare Health Trust	88,785
62,000	Rotary Engineering Ltd.	39,080
6,000	Sabana Shari’ah Compliant Industrial REIT	5,070
765,000	SembCorp. Industries Ltd.	3,312,692
8,000	Venture Corp., Ltd.	46,503

	Total Singapore	11,894,110

South Africa - 0.4%
39,861	Naspers Ltd., Class N Shares	4,397,593

South Korea - 0.7%
13,556	Kia Motors Corp.	782,553
31,199	LG Corp.	1,853,237
19,259	POSCO, ADR	1,363,345
2,815	Samsung Electronics Co., Ltd.	3,984,879

	Total South Korea	7,984,014

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Spain - 1.6%
23,509	ACS Actividades de Construccion y Servicios SA	$1,045,009
63,646	Amadeus IT Holding SA, Class A Shares	2,802,040
91,597	Banco Bilbao Vizcaya Argentaria SA	1,175,963
4,040	Bankinter SA	32,072
1,798	Bolsas y Mercados Españoles SA	82,194
788	Carbures Europe SA*	38,768
28,802	Cie Automotive SA	374,463
464	Construcciones y Auxiliar de Ferrocarriles SA	216,918
2,570	Corp Financiera Alba SA	156,266
16,219	Ebro Foods SA	368,673
51,811	Grifols SA	2,817,097
2,919	Grupo Catalana Occidente SA	110,314
33,526	Inditex SA	4,878,347
44,272	Papeles y Cartones de Europa SA	240,709
383,042	Prosegur Cia de Seguridad SA	2,761,329
101,740	Telefonica SA	1,709,345

	Total Spain	18,809,507

Sweden - 1.7%
87,847	Atlas Copco AB, Class A Shares	2,580,303
3	Axfood AB	164
19,693	B&B Tools AB, Class B Shares	386,770
11,518	Bilia AB, Class A Shares	357,706
97,782	Hexagon AB, Class B Shares	3,077,479
1,680	Holmen AB, Class B Shares	61,236
62,609	Klovern AB	335,504
19,181	Kungsleden AB	149,939
293,693	Meda AB, Class A Shares	5,148,164
130	NCC AB, Class A Shares	4,574
11,279	NCC AB, Class B Shares	395,627
6,497	New Wave Group AB, Class B Shares	43,484
45,644	Peab AB	363,666
7,690	Ratos AB, Class B Shares	74,634
9,137	SSAB AB, Class B Shares* (c)	76,644
108,219	Svenska Cellulosa AB SCA, Class B Shares	3,015,960
42,254	Swedish Match AB	1,477,061
172,418	Telefonaktiebolaget LM Ericsson, Class B Shares	2,152,117

	Total Sweden	19,701,032

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Switzerland - 9.7%
88,315	ABB Ltd.*	$2,102,191
37,616	Adecco SA*	3,145,710
31,184	Aryzta AG*	2,912,835
12,752	Ascom Holding AG	238,901
175	Autoneum Holding AG*	36,100
1,709	Barry Callebaut AG*	2,261,896
5,098	BKW AG	176,755
99,150	Cie Financiere Richemont SA	10,476,521
158,876	Credit Suisse Group AG*	4,732,453
131,150	Ferrexpo PLC	301,439
2,232	Galenica AG	2,210,724
515	GAM Holding AG*	9,507
104	Georg Fischer AG*	78,586
845	Helvetia Holding AG	403,465
63,892	Julius Baer Group Ltd.*	2,775,256
7,467	Kudelski SA	126,631
135	Kuoni Reisen Holding AG*	58,799
25,602	Logitech International SA	337,021
79,614	Lonza Group AG, Registered Shares*	8,589,456
85,917	Nestlé SA	6,754,964
217	Nobel Biocare Holding AG*	3,240
117,549	Novartis AG	10,572,699
80,483	Roche Holding AG	23,769,353
977	SGS SA	2,456,235
1,421	Siegfried Holding AG*	254,929
604	Sika AG	2,400,708
15,903	Sonova Holding AG*	2,434,258
3,763	Swatch Group AG (The)	2,227,113
17,182	Syngenta AG	6,621,795
42,076	Temenos Group AG*	1,520,651
100,355	UBS AG*	2,016,461
1,294	Valiant Holding	138,525
1,144	Valora Holding AG*	307,124
484	Vontobel Holding AG	17,885
44,351	Wolseley PLC	2,474,117
20,305	Zurich Insurance Group AG*	6,108,009

	Total Switzerland	111,052,312

Taiwan - 0.5%
477,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,909,957
164,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(c)	3,388,288

	Total Taiwan	5,298,245

Thailand - 0.4%
1,965,900	CP ALL PCL	2,722,936
335,100	Kasikornbank PCL, NVDR	1,913,182

	Total Thailand	4,636,118

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United Kingdom - 20.1%
61,904	African Barrick Gold PLC	$225,037
84,704	Aggreko PLC	2,368,359
48,494	Amlin PLC	382,654
1,396	Anglo Pacific Group PLC	4,255
527,210	ARM Holdings PLC	8,141,686
29,152	ASOS PLC*	2,220,309
40,478	AstraZeneca PLC	2,932,450
26,732	Aveva Group PLC	1,004,114
127,219	Avocet Mining PLC*	17,255
79,949	Balfour Beatty PLC	316,342
2,340,594	Barclays PLC	9,697,895
80,625	Barratt Developments PLC	483,237
13,023	BBA Aviation PLC	68,422
16,726	Bellway PLC	387,335
12,435	Berkeley Group Holdings PLC	470,734
600,697	BG Group PLC	12,298,800
389,799	BHP Billiton PLC	12,222,134
14,508	Big Yellow Group PLC	122,068
837,231	BP PLC	7,051,521
160,216	British Sky Broadcasting Group PLC	2,376,357
335,386	Britvic PLC	4,217,944
1,100,312	BT Group PLC, Class A Shares	7,349,491
93,338	Bunzl PLC	2,626,371
107,267	Burberry Group PLC	2,758,484
409,395	Cable & Wireless Communications PLC	364,049
111,360	Capita PLC	2,067,536
66,347	Carillion PLC	396,125
353,389	Centrica PLC	1,988,922
8,011	Chemring Group PLC	30,145
65,101	Chesnara PLC	355,682
3,240	Close Brothers Group PLC	72,129
33,437	Computacenter PLC	342,857
5,355	CSR PLC	53,274
29,186	Dairy Crest Group PLC	228,572
284,248	Debenhams PLC	363,781
191,963	Diageo PLC	6,177,062
59,206	Dignity PLC	1,401,633
820,117	Domino’s Pizza Group PLC	7,740,880
12,630	Drax Group PLC	133,264
2,324	DS Smith PLC	12,381
619	easyJet PLC	15,888
10,019	Electrocomponents PLC	48,092
193,362	Essentra PLC	2,560,802
171,904	Firstgroup PLC*	404,052
6,606	Galliford Try PLC	125,315
8,581	Greene King PLC	123,053
10,931	Greggs PLC	95,699
43,485	Halfords Group PLC	355,236
138,515	Hargreaves Lansdown PLC	2,833,373
23,575	Hargreaves Services PLC	308,339
34,076	Helical Bar PLC	228,462
121,922	Home Retail Group PLC	385,437
1,378,685	HSBC Holdings PLC, London Shares	14,531,259
13,709	Hunting PLC	189,048
333,386	ICAP PLC	2,235,098
519	Immunodiagnostic Systems Holdings PLC	4,502
185,778	Inmarsat PLC	2,279,115
11,715	Intermediate Capital Group PLC	82,150
33,169	Interserve PLC	359,755
49,753	Intertek Group PLC	2,434,808
969,497	ITV PLC	2,965,435

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
6,506	John Wood Group PLC	$86,422
3,208	Laird PLC	16,165
2,836	Lancashire Holdings Ltd.	30,850
214,858	Liberty Global PLC*	9,195,922
5,700	Liberty Global PLC, Class A Shares*	256,614
26,540	Lookers PLC	63,187
251,545	Man Group PLC	423,240
5,558	Mapeley Ltd.* (a) (b)	0
46,520	Marston’s PLC	118,105
72,684	Mecom Group PLC*	142,216
364,238	Merlin Entertainments PLC* (c)	2,230,699
17,997	Mondi PLC	323,461
23,462	Morgan Sindall Group PLC	319,843
84,851	National Express Group PLC	394,454
43,853	Pace PLC	278,036
5,941	Pennon Group PLC	78,288
56,743	Persimmon PLC*	1,274,900
87,202	Petropavlovsk PLC	85,559
1,175,493	Premier Oil PLC	6,941,337
5,737	Primary Health Properties PLC	33,862
197,211	Prudential PLC	4,583,074
29,259	Reckitt Benckiser Group PLC	2,502,804
5,764	Redrow PLC	25,898
49,463	Rightmove PLC	1,907,297
156,343	Rio Tinto PLC	8,034,615
41,208,113	Rolls-Royce Holdings PLC* (a)	5,879,111
342,682	Royal Bank of Scotland Group PLC*	1,987,789
162,627	Royal Mail PLC*	1,398,507
95,019	Safestore Holdings PLC	329,275
188,027	Sage Group PLC (The)	1,292,471
3,072	Savills PLC	32,778
131,841	Scottish & Southern Energy PLC	3,448,812
291,307	Smith & Nephew PLC	5,128,569
46,092	Soco International PLC*	324,650
275,803	Spirit Pub Co. PLC	372,506
25,319	St. Ives PLC	89,453
219,687	St. James’s Place PLC	2,883,149
361,210	Standard Chartered PLC	8,138,799
145,104	Stobart Group Ltd.	364,220
17,319	Synergy Health PLC	368,233
97,044	Telecity Group PLC	1,157,612
97,867	TT Electronics PLC	338,865
129,255	Tullett Prebon PLC	628,417
137,722	Unilever PLC	6,187,517
32,013	Vesuvius PLC	246,086
1,442,112	Vodafone Group PLC	5,060,687
121,158	Weir Group PLC (The)	5,325,153
480,886	William Hill PLC	2,882,892
435	Workspace Group PLC	4,177
123,418	WPP PLC	2,669,144
12,292	Xchanging PLC	31,088

	Total United Kingdom	229,953,272

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United States - 2.5%
61,457	APR Energy PLC	$822,029
54,800	Carnival Corp.	2,193,644
99,098	Gilead Sciences Inc.*	8,047,749
73,980	MasterCard Inc., Class A Shares	5,655,771
6,312	Priceline Group Inc. (The)*	8,070,713
38,055	Schlumberger Ltd.	3,959,242

	Total United States	28,749,148

	TOTAL COMMON STOCKS (Cost - $942,059,836)	1,061,800,342

WARRANT - 0.2%
Luxembourg - 0.2%
1,018,841	Idea Cellular Ltd., (Restricted), expires 3/13/17* (d) (Cost - $2,161,772)	2,292,392

RIGHT - 0.0%
Portugal - 0.0%
23,313	Mota-Engil Africa* (a) (Cost - $0)	11,185

PREFERRED STOCKS - 0.0%
Germany - 0.0%
63	Draegerwerk AG & Co. KGaA, 1.060%	6,559

Italy - 0.0%
56,224	Unipol Gruppo Finanziario SpA, 5.340%	317,770

	TOTAL PREFERRED STOCKS (Cost - $218,002)	324,329

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $944,439,610)	1,064,428,248

Face Amount †
SHORT-TERM INVESTMENTS(e) - 10.1%
MONEY MARKET FUND - 4.1%
$46,788,474	Invesco STIT - Government & Agency Portfolio(f) (Cost - $46,788,474)	46,788,474

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount †		Security	Value
TIME DEPOSITS - 6.0%
$6,862,006		Banco Santander SA - Frankfurt, 0.030% due 6/2/14	$6,862,006
211,216	HKD	Bank of America - London, 0.005% due 6/3/14	27,244
16,353,477		Barclays Bank PLC - Grand Cayman, 0.030% due 6/2/14	16,353,477
		BBH - Grand Cayman:
297,649	CHF	0.001% due 6/2/14	332,717
47,009	SGD	0.005% due 6/2/14	37,477
456,905	JPY	0.005% due 6/2/14	4,489
5,648	EUR	0.040% due 6/2/14	7,703
1	CAD	0.280% due 6/2/14	1
12	AUD	1.921% due 6/2/14	11
26,595	HKD	0.005% due 6/3/14	3,430
1	NZD	2.250% due 6/3/14	1
34,636,141		Citibank - London, 0.030% due 6/2/14	34,636,141
1,494,263	NOK	Nordea Bank Norge, 0.600% due 6/2/14	249,827
		Wells Fargo - Grand Cayman:
9,483,120		0.030% due 6/2/14	9,483,120
364,462	EUR	0.040% due 6/2/14	497,035
141,090	GBP	0.081% due 6/2/14	236,503

		TOTAL TIME DEPOSITS (Cost - $68,731,182)	68,731,182

		TOTAL SHORT-TERM INVESTMENTS (Cost - $115,519,656)	115,519,656

		TOTAL INVESTMENTS - 103.2% (Cost - $1,059,959,266#)	1,179,947,904

		Liabilities in Excess of Other Assets - (3.2)%	(36,669,780)

		TOTAL NET ASSETS - 100.0%	$1,143,278,124

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Illiquid security.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.0%.
(f)	Represents investment of collateral received from securities lending transactions.
(g)	Security trades on the Hong Kong exchange.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector^
Consumer Discretionary	17.6%
Financials	14.8
Industrials	14.7
Health Care	10.5
Information Technology	10.2
Consumer Staples	5.9
Materials	5.9
Energy	5.5
Telecommunication Services	3.4
Utilities	1.7
Short-Term Investments	9.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS - 96.1%
Argentina - 0.4%
54,379	YPF SA, ADR	$1,624,845

Brazil - 13.7%
659,350	AMBEV SA, ADR	4,641,824
136,400	Banco Bradesco SA, ADR	1,902,780
470,685	Banco do Brasil SA	4,788,873
309,966	BB Seguridade Participações SA	3,947,288
496,473	BM&FBovespa SA	2,435,779
286,524	CCR SA	2,249,431
121,900	Cia Energética de Minas Gerais, ADR(a)	855,738
365,328	Cielo SA	6,534,441
264,100	Cyrela Brazil Realty SA Empreendimentos e Participações	1,560,055
177,000	EDP - Energias do Brasil SA	742,641
347,800	Estacio Participações SA	4,178,884
333,500	Gerdau SA, ADR	1,980,990
51,626	Grupo BTG Pactual	784,309
113,564	Itaú Unibanco Holding SA, ADR	1,760,242
123,400	Localiza Rent a Car SA	1,957,417
69,600	Natura Cosméticos SA	1,200,740
188,800	Petróleo Brasileiro SA, ADR	2,818,784
332,344	Souza Cruz SA	3,408,085
21,487	Totvs SA	375,015
10,190	Ultrapar Participações SA	245,188
219,100	Vale SA, Class B Shares, ADR(a)	2,793,525
196,500	Via Varejo SA*	2,091,434

	Total Brazil	53,253,463

China - 10.2%
257,000	AAC Technologies Holdings Inc.	1,500,525
4,955,000	Agricultural Bank of China Ltd., Class H Shares(f)	2,208,895
572,000	Anhui Conch Cement Co., Ltd., Class H Shares(a) (f)	2,057,959
1,814,000	Anton Oilfield Services Group(a)	1,385,726
1,060	Autohome Inc., ADR*	36,782
32,261	Baidu Inc., ADR*	5,355,326
8,916	Bitauto Holdings Ltd., ADR*	371,262
6,578,380	China Construction Bank Corp., Class H Shares(f)	4,813,360
865,000	China Merchants Bank Co., Ltd., Class H Shares(f)	1,591,390
3,711,000	China National Materials Co., Ltd., Class H Shares(f)	702,522
756,000	China Oilfield Services Ltd., Class H Shares(f)	1,864,796
252,500	China Shenhua Energy Co., Ltd., Class H Shares(f)	689,237
1,024,000	CNOOC Ltd.	1,749,070
39,800	NetEase Inc., ADR(a)	2,832,168
79,900	New Oriental Education & Technology Group Inc., ADR	2,063,018
381,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(f)	2,953,386
43,080	SouFun Holdings Ltd., ADR	515,668
128,760	Tencent Holdings Ltd.	1,813,989
131,653	Tsingtao Brewery Co., Ltd., Class H Shares(f)	1,032,246
233,800	Weichai Power Co., Ltd., Class H Shares(f)	865,254
695,500	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(f)	2,027,644
1,438,400	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(a) (f)	955,203

	Total China	39,385,426

Colombia - 2.3%
37,900	Bancolombia SA, ADR(a)	2,112,167
353,500	Pacific Rubiales Energy Corp.(a)	6,893,356

	Total Colombia	9,005,523

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Cyprus - 0.6%
24,501	Eurasia Drilling Co., Ltd., GDR	$732,656
132,252	Globaltrans Investment PLC, GDR	1,450,210

	Total Cyprus	2,182,866

Egypt - 0.3%
256,113	Commercial International Bank Egypt SAE, GDR	1,230,778

Greece - 0.4%
628,781	Piraeus Bank SA*	1,546,718

Hong Kong - 4.1%
55,913	China Mobile Ltd., ADR(a)	2,743,092
1,445,000	China State Construction International Holdings Ltd.	2,487,672
50,611	Dairy Farm International Holdings Ltd.(a)	531,333
236,112	Galaxy Entertainment Group Ltd.	1,895,414
1,709,200	Huabao International Holdings Ltd.	795,377
280,706	Link REIT (The)	1,494,009
369,797	Power Assets Holdings Ltd.	3,215,955
866,500	Techtronic Industries Co.	2,713,952

	Total Hong Kong	15,876,804

Hungary - 0.5%
95,891	OTP Bank PLC	2,097,933

India - 12.7%
91,043	Asian Paints Ltd.	778,055
265,900	Aurobindo Pharma Ltd.	2,931,129
35,661	Axis Bank Ltd.	1,103,176
62,370	Axis Bank Ltd., GDR	1,956,251
264,451	Cairn India Ltd.	1,516,209
186,633	Cipla Ltd.	1,210,214
23,161	Colgate-Palmolive India Ltd.	542,598
42,620	Havells India Ltd.	701,345
47,370	HCL Technologies Ltd.	1,142,968
381,648	HDFC Bank Ltd.	5,121,964
44,800	HDFC Bank Ltd., ADR	2,017,344
268,159	Hindustan Unilever Ltd.	2,707,503
348,468	Housing Development Finance Corp.	5,179,004
66,200	ICICI Bank Ltd., ADR*	3,288,154
933,789	ITC Ltd.*	5,394,381
57,323	Kotak Mahindra Bank Ltd.	836,483
7,974	Nestle India Ltd.	660,240
74,504	Power Grid Corp. of India Ltd.	153,617
99,285	Reliance Industries Ltd.	1,789,815
138,371	Shriram Transport Finance Co., Ltd.	2,217,954
223,498	Sun Pharmaceutical Industries Ltd.	2,298,750
51,393	Tata Consultancy Services Ltd.	1,863,257
69,000	Tata Motors Ltd., ADR	2,569,560
7,439	United Spirits Ltd.	354,539
46,400	Westlife Development Ltd.*	282,636
2,013,068	Zee Entertainment Enterprises Ltd.(b)	490,684

	Total India	49,107,830

Indonesia - 3.9%
2,008,500	Astra International Tbk PT	1,218,355
1,270,534	Bank Central Asia Tbk PT	1,173,343
3,032,662	Bank Mandiri Persero Tbk PT	2,648,545
2,124,800	Bank Rakyat Indonesia Persero Tbk PT	1,857,895
966,567	Semen Indonesia Persero Tbk PT	1,220,200
6,669,950	Telekomunikasi Indonesia Persero Tbk PT	1,466,358
75,100	Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	3,280,368
462,111	Unilever Indonesia Tbk PT	1,153,618
687,378	United Tractors Tbk PT	1,276,960

	Total Indonesia	15,295,642

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Jersey, Channel Islands - 0.4%
10,117	Randgold Resources Ltd.	$745,109
9,743	Randgold Resources Ltd., ADR(a)	720,300

	Total Jersey, Channel Islands	1,465,409

Luxembourg - 0.1%
21,525	Oriflame Cosmetics SA(a)	534,446

Macau - 2.2%
889,683	Sands China Ltd.	6,511,298
445,800	Wynn Macau Ltd.	1,854,359

	Total Macau	8,365,657

Malaysia - 1.6%
81,786	British American Tobacco Malaysia Bhd	1,599,770
896,600	Genting Malaysia Bhd	1,136,227
567,699	Malayan Banking Bhd	1,744,336
278,600	Public Bank Bhd	1,871,580

	Total Malaysia	6,351,913

Mexico - 4.8%
6,700	Coca-Cola Femsa SAB de CV, ADR(a)	772,711
28,256	Fomento Económico Mexicano SAB de CV, ADR	2,684,603
1,005,500	Genomma Lab Internacional SAB de CV, Class B Shares*	2,572,031
283,590	Grupo Financiero Banorte SAB de CV, Class O Shares	2,070,182
112,662	Grupo Financiero Santander Mexico SAB de CV, ADR	1,509,671
309,471	Grupo México SAB de CV, Class B Shares	1,017,791
54,314	Grupo Televisa SAB, ADR	1,835,813
64,033	Industrias Peñoles SAB de CV	1,546,683
350,500	Kimberly-Clark de México SAB de CV, Class A Shares	945,345
23,254	Promotora y Operadora de Infraestructura SAB de CV*	324,661
1,320,174	Wal-Mart de Mexico SAB de CV, Class V Shares	3,357,453

	Total Mexico	18,636,944

Netherlands - 1.2%
26,212	OCI*	1,004,851
114,786	Yandex NV, Class A Shares* (a)	3,574,436

	Total Netherlands	4,579,287

Pakistan - 0.6%
393,762	Oil & Gas Development Co., Ltd.	985,283
634,016	Pakistan Petroleum Ltd.	1,410,060

	Total Pakistan	2,395,343

Peru - 0.6%
14,600	Credicorp Ltd.	2,281,250

Philippines - 0.6%
33,600	Philippine Long Distance Telephone Co., ADR	2,202,480

Poland - 0.2%
66,147	Eurocash SA(a)	948,988

Russia - 6.4%
964,788	Alrosa AO*	1,141,777
371,051	Gazprom OAO, ADR*	3,042,744
16,265	Lukoil OAO, ADR	921,826
16,473	Magnit OJSC, GDR(c)	958,729
25,000	Mail.ru Group Ltd., GDR*	850,266
51,738	MegaFon OAO, GDR* (c)	1,553,692
145,200	Mobile Telesystems OJSC, ADR	2,684,748
29,195	NovaTek OAO, GDR	3,412,937
2,534,155	Sberbank of Russia*	6,136,056
177,856	TMK OAO, GDR	1,671,618
125,089	X5 Retail Group NV, GDR*	2,530,411

	Total Russia	24,904,804

Singapore - 0.3%
84,106	DBS Group Holdings Ltd.	1,136,859

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
South Africa - 5.4%
80,616	Bidvest Group Ltd.	$2,240,715
91,953	Exxaro Resources Ltd.(a)	1,202,666
61,167	Imperial Holdings Ltd.	1,158,575
55,653	MTN Group Ltd.	1,172,760
15,615	Naspers Ltd., Class N Shares	1,722,697
48,772	Nedbank Group Ltd.	1,022,426
298,930	PPC Ltd.	917,598
96,644	Remgro Ltd.	2,002,216
187,037	Sanlam Ltd.	1,044,301
136,145	Shoprite Holdings Ltd.	2,122,243
169,174	Standard Bank Group Ltd.	2,263,523
37,667	Tiger Brands Ltd.	1,067,326
118,549	Truworths International Ltd.	886,440
112,981	Vodacom Group Ltd.(a)	1,370,321
133,295	Woolworths Holdings Ltd.	943,707

	Total South Africa	21,137,514

South Korea - 8.0%
13,377	Coway Co., Ltd.	1,125,860
22,760	Halla Visteon Climate Control Corp.(a)	1,059,595
255,808	Hanwha Life Insurance Co., Ltd.	1,626,011
8,673	Hyundai Mobis	2,451,587
27,910	Kangwon Land Inc.	831,754
64,560	KB Financial Group Inc.	2,192,843
26,846	Kia Motors Corp.	1,549,750
39,530	Korea Aerospace Industries Ltd.	1,237,634
23,540	KT&G Corp.	1,914,566
1,506	LG Household & Health Care Ltd.	753,286
1,180	Orion Corp.	968,921
6,990	Samsung Electronics Co., Ltd.	9,894,958
71,740	Shinhan Financial Group Co., Ltd.	3,138,640
48,520	SK Hynix Inc.*	2,103,481

	Total South Korea	30,848,886

Spain - 0.6%
263,960	Cemex Latam Holdings SA*	2,424,757

Taiwan - 4.4%
122,100	Catcher Technology Co., Ltd.	1,092,978
170,380	Hiwin Technologies Corp.	1,751,128
291,755	Hon Hai Precision Industry Co., Ltd., GDR	1,818,859
182,000	MediaTek Inc.	2,943,413
222,595	President Chain Store Corp.	1,834,906
705,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,822,892
225,615	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	4,638,644

	Total Taiwan	16,902,820

Thailand - 2.4%
120,800	Advanced Info Service PCL	842,106
176,900	Bangkok Bank PCL	996,457
1,995,500	CP ALL PCL	2,763,935
185,600	Kasikornbank PCL	1,057,478
219,964	PTT Exploration & Production PCL	1,027,838
87,900	Siam Cement PCL (The)	1,113,925
2,627,400	Thai Beverage PCL	1,322,960

	Total Thailand	9,124,699

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value
Turkey - 3.2%
335,480		Akbank TAS	$1,308,248
351,259		Aselsan Elektronik Sanayi Ve Ticaret AS	1,570,988
13,290		Coca-Cola Icecek AS	352,600
1,330,178		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,699,565
445,202		KOC Holding AS	2,196,733
237,901		TAV Havalimanlari Holding AS	1,894,179
254,232		Turkcell Iletisim Hizmetleri AS*	1,594,024
675,546		Türkiye Is Bankasi, Class C Shares	1,924,320

		Total Turkey	12,540,657

United Kingdom - 3.4%
124,158		British American Tobacco PLC	7,534,096
104,139		SABMiller PLC	5,802,940

		Total United Kingdom	13,337,036

United States - 0.6%
27,200		First Cash Financial Services Inc.*	1,428,544
25,000		Freeport-McMoRan Copper & Gold Inc.	851,250

		Total United States	2,279,794

		TOTAL COMMON STOCKS (Cost - $320,912,078)	373,007,371

PREFERRED STOCKS - 0.9%
Brazil - 0.9%
308,721		Itausa - Investimentos Itau SA	1,178,050
1,171,200		Marcopolo SA	2,271,228

		Total Brazil	3,449,278

		TOTAL PREFERRED STOCKS (Cost - $4,507,816)	3,449,278

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $325,419,894)	376,456,649

Face Amount †
SHORT-TERM INVESTMENTS(d) - 10.3%
MONEY MARKET FUND - 7.3%
$28,280,682		Invesco STIT - Government & Agency Portfolio(e) (Cost - $28,280,682)	28,280,682

TIME DEPOSITS - 3.0%
291,817		ANZ National Bank - London, 0.030% due 6/2/14	291,817
9,970,721		Banco Santander SA - Frankfurt, 0.030% due 6/2/14	9,970,721
		BBH - Grand Cayman:
32	GBP	0.081% due 6/2/14	55
735,184	HKD	0.005% due 6/3/14	94,829
1,316,937		DNB ASA - Oslo, 0.030% due 6/2/14	1,316,937

		TOTAL TIME DEPOSITS (Cost - $11,674,359)	11,674,359

		TOTAL SHORT-TERM INVESTMENTS (Cost - $39,955,041)	39,955,041

		TOTAL INVESTMENTS - 107.3% (Cost - $365,374,935#)	416,411,690

		Liabilities in Excess of Other Assets - (7.3)%	(28,302,662)

		TOTAL NET ASSETS - 100.0%	$388,109,028

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Security trades on the Hong Kong exchange.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

GBP	—	British Pound
HKD	—	Hong Kong Dollar

Summary of Investments by Security Sector^
Financials	24.7%
Consumer Staples	15.0
Information Technology	12.5
Consumer Discretionary	10.1
Energy	8.4
Industrials	6.8
Materials	5.0
Telecommunication Services	4.5
Health Care	2.2
Utilities	1.2
Short-Term Investments	9.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
CORPORATE BONDS & NOTES - 26.0%
Aerospace & Defense - 0.1%
		United Technologies Corp., Senior Unsecured Notes:
$95,000	A	3.100% due 6/1/22	$97,150
310,000	A	4.500% due 6/1/42	324,285

		Total Aerospace & Defense	421,435

Airlines - 0.5%
727,800	A-	American Airlines 2013-2 Class A Pass Through Trust, Equipment Trust, 4.950% due 1/15/23(a)	785,115
		Continental Airlines Inc., Pass Thru Certificates:
137,009	BBB+	6.648% due 9/15/17	148,313
314,186	BBB+	7.256% due 3/15/20	356,601
980,082	A	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,151,597
435,491	BBB	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.599% due 8/15/16(b)	431,136
625,000	BBB-	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.674% due 11/15/16(b)	607,812
308,553	A+	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	361,007
66,107	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	75,858
511,563	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	585,739

		Total Airlines	4,503,178

Automobiles - 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
700,000	A-	1.300% due 7/31/15(a)	706,987
330,000	A-	2.625% due 9/15/16(a)	342,188
600,000	A-	2.950% due 1/11/17(a) (c)	625,994
320,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	326,146
900,000	A-	Volkswagen International Finance NV, Company Guaranteed Notes, 2.875% due 4/1/16(a) (c)	936,216

		Total Automobiles	2,937,531

Banks - 5.9%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(a)	1,420,811
		Ally Financial Inc., Company Guaranteed Notes:
1,900,000	BB	8.300% due 2/12/15	1,993,813
200,000	BB	8.000% due 3/15/20	243,000
200,000	AA-	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15(a)	203,453
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 1.126% due 4/11/17(a) (b)	800,563
		Bank of America Corp.:
585,000	A-	Senior Notes, 4.000% due 4/1/24	599,700
		Senior Unsecured Notes:
1,000,000	A-	4.500% due 4/1/15	1,032,268
620,000	A-	1.500% due 10/9/15	626,696
495,000	A-	3.750% due 7/12/16	522,511
230,000	A-	6.500% due 8/1/16	256,189
600,000	A-	5.625% due 10/14/16	661,423
290,000	A-	3.875% due 3/22/17	310,524
850,000	Baa2(d)	8.950% due 5/18/17(b)	963,535
1,584,000	Baa2(d)	9.570% due 6/6/17(b)	1,852,203
40,000	A-	5.750% due 12/1/17	45,349
3,950,000	A-	5.650% due 5/1/18	4,496,968
340,000	A-	2.650% due 4/1/19	345,520
500,000	A-	5.000% due 5/13/21	558,511
100,000	A-	5.700% due 1/24/22	116,214
830,000	A-	3.300% due 1/11/23	818,822
490,000	A-	4.125% due 1/22/24	506,640
480,000	A-	5.000% due 1/21/44	511,033
270,000	A-	4.875% due 4/1/44	282,510
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	339,373
780,000	Aaa(d)	Bank of Nova Scotia, Covered Notes, 1.650% due 10/29/15(a)	793,801
200,000	A-	Bank One Corp., Subordinated Notes, 4.900% due 4/30/15	207,636

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Barclays Bank PLC, Senior Unsecured Notes:
$1,200,000	A	5.200% due 7/10/14	$1,205,770
375,000	A	3.750% due 5/15/24	380,220
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	328,996
800,000	A	BPCE S.A., Bank Guaranteed Notes, 0.796% due 11/18/16(b)	800,086
315,000	Baa2(d)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(a)	310,275
924,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	930,251
800,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.777% due 3/1/27(b)	702,000
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Bank Guaranteed Notes:
200,000	AA-	3.375% due 1/19/17	212,690
310,000	A	4.625% due 12/1/23	327,882
400,000	A-	Junior Subordinated Notes, 11.000% due 12/29/49(a) (b)	537,520
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	688,050
		Credit Suisse AG:
1,095,000	Aaa(d)	Covered Notes, 2.600% due 5/27/16(a)	1,137,765
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	336,717
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	1,745,960
1,600,000	A	HSBC Bank USA NA, Subordinated Notes, 6.000% due 8/9/17	1,811,414
770,000	A	ING Bank NV, Senior Unsecured Notes, 3.750% due 3/7/17(a)	821,964
		Lloyds Bank PLC:
210,000	BBB	Bank Guaranteed Notes, 6.500% due 9/14/20(a)	245,833
2,800,000	BBB-	Junior Subordinated Notes, 12.000% due 12/29/49(a) (b) (c)	4,044,003
600,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49	607,375
200,000	A+	Mizuho Bank Ltd., Company Guaranteed Notes, 3.750% due 4/16/24(a)	204,361
675,000	A-	National City Bank, Subordinated Notes, 0.604% due 6/7/17(b)	672,496
300,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(a)	324,602
		Royal Bank of Scotland Group PLC:
1,040,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(b)	1,211,600
		Senior Unsecured Notes:
70,000	BBB+	2.550% due 9/18/15	71,519
300,000	BBB+	6.400% due 10/21/19	352,729
		Subordinated Notes:
320,000	BB+	6.100% due 6/10/23	347,661
140,000	BB+	6.000% due 12/19/23	150,768
355,000	BB+	5.125% due 5/28/24	355,899
1,100,000	A-	Royal Bank of Scotland PLC (The), Bank Guaranteed Notes, 4.875% due 8/25/14(a) (c)	1,110,827
219,000	BBB	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 8/27/18	231,338
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(a)	203,510
220,000	BBB+	Societe Generale SA, Subordinated Notes, 5.000% due 1/17/24(a)	227,421
330,000	A-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(a)	351,456
460,000	A	UBS AG, Senior Unsecured Notes, 3.875% due 1/15/15	470,165
250,000	A+	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	287,904
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(b)	617,400
		Wells Fargo & Co.:
4,200,000	A+	Senior Unsecured Notes, 0.528% due 6/2/17(b)	4,200,622
		Subordinated Notes:
330,000	A	3.450% due 2/13/23	328,462
325,000	A	4.125% due 8/15/23	337,155
299,000	A	4.480% due 1/16/24	317,405
100,000	A	4.100% due 6/3/26	101,115
175,000	A	5.375% due 11/2/43	191,701
170,000	A	5.606% due 1/15/44	193,644
240,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	245,400
		Westpac Banking Corp.:
		Covered Notes:
1,075,000	Aaa(d)	1.375% due 7/17/15(a)	1,087,492
840,000	Aaa(d)	2.000% due 5/21/19(a)	842,620
480,000	AA-	Senior Unsecured Notes, 4.875% due 11/19/19	541,946

		Total Banks	53,263,055

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
Beverages - 0.9%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
$1,200,000	A	4.125% due 1/15/15	$1,227,804
620,000	A	5.000% due 4/15/20	710,141
585,000	A	2.500% due 7/15/22	566,850
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	605,575
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	241,563
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	199,614
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(a) (c)	2,435,287
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(a)	120,067
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	51,349
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	452,015
310,000	A-	7.900% due 11/1/18	388,705
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(a)	207,966
390,000	BBB-	4.450% due 1/15/22(a)	417,465

		Total Beverages	7,624,401

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
110,000	A	3.625% due 5/22/24	111,288
120,000	A	5.150% due 11/15/41	129,588
245,000	A	5.375% due 5/15/43	273,363

		Total Biotechnology	514,239

Capital Markets - 1.0%
345,000	A+	Bank of New York Mellon Corp., Unsecured Notes, 3.400% due 5/15/24	351,022
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 12/29/49(b)	364,500
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,400,000	A-	5.500% due 11/15/14	1,432,682
1,100,000	A-	3.300% due 5/3/15	1,127,279
515,000	A-	3.700% due 8/1/15	532,710
800,000	A-	6.250% due 9/1/17	915,051
225,000	A-	2.375% due 1/22/18	229,032
950,000	A-	6.150% due 4/1/18	1,093,606
624,000	A-	2.900% due 7/19/18	645,814
150,000	A-	7.500% due 2/15/19	183,841
1,060,000	A-	6.000% due 6/15/20	1,235,984
40,000	A-	5.250% due 7/27/21	45,031
630,000	A-	6.250% due 2/1/41	778,839
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(c) (e) (k)	0

		Total Capital Markets	8,935,391

Chemicals - 0.1%
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21(a)	160,600
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	154,385
		LyondellBasell Industries NV, Senior Unsecured Notes:
355,000	BBB	5.000% due 4/15/19	400,564
200,000	BBB	6.000% due 11/15/21	239,446
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	67,555
190,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	222,900

		Total Chemicals	1,245,450

Commercial Services & Supplies - 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	44,570
110,000	A-	3.500% due 5/15/24	111,246
70,000	A-	7.375% due 5/15/29	91,434

		Total Commercial Services & Supplies	247,250

Consumer Finance - 0.9%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB-	3.875% due 1/15/15	1,020,438
200,000	BBB-	2.750% due 5/15/15	204,058
1,300,000	BBB-	5.625% due 9/15/15	1,381,411
1,425,000	BBB-	1.700% due 5/9/16	1,447,233
700,000	Baa3(d)	0.675% due 11/8/16(b)	700,079

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$500,000	BBB-	6.625% due 8/15/17	$577,607
610,000	BBB-	8.125% due 1/15/20	778,642
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(a)	101,652
		SLM Corp., Senior Unsecured Notes:
1,100,000	BB	6.000% due 1/25/17	1,201,750
360,000	BB	8.000% due 3/25/20	416,700
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	411,167

		Total Consumer Finance	8,240,737

Containers & Packaging - 0.0%
170,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	181,688
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	124,215
20,000	BBB	4.000% due 3/1/23	20,651

		Total Containers & Packaging	326,554

Diversified Financial Services - 4.3%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	70,535
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66(b)	343,325
1,200,000	BB	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(a)	1,260,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	23,153
2,280,000	A	7.250% due 2/1/18	2,725,808
400,000	A+	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15(a)	411,231
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,566,897
		Citigroup Inc.:
		Senior Unsecured Notes:
2,085,000	A-	1.250% due 1/15/16	2,098,569
2,500,000	A-	1.189% due 7/25/16(b)	2,526,400
1,300,000	A-	0.904% due 11/15/16(b)	1,306,282
500,000	A-	2.500% due 9/26/18	508,561
		Subordinated Notes:
400,000	BBB+	5.000% due 9/15/14	404,942
200,000	BBB+	4.875% due 5/7/15	207,633
250,000	BBB+	5.500% due 9/13/25	276,985
30,000	BBB+	6.625% due 6/15/32	35,835
280,000	BBB+	6.675% due 9/13/43	343,290
471,000	BBB+	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	539,575
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	126,921
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a) (b)	1,353,706
195,000	BBB-	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	215,955
		General Electric Capital Corp.:
		Senior Unsecured Notes:
500,000	AA+	0.535% due 6/20/14(b)	500,077
750,000	AA+	0.423% due 5/11/16(b)	750,466
820,000	AA+	5.625% due 5/1/18	943,126
90,000	AA+	5.550% due 5/4/20	105,401
250,000	AA+	4.650% due 10/17/21	278,971
1,025,000	AA+	0.704% due 8/15/36(b)	855,783
425,000	AA+	6.150% due 8/7/37	530,353
160,000	AA+	6.875% due 1/10/39	215,360
		Subordinated Notes:
170,000	AA	5.300% due 2/11/21	193,717
710,000	AA-	6.375% due 11/15/67(b)	793,496
430,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	515,544
130,000	NR	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	135,850
270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a) (b)	267,975
		International Lease Finance Corp.:
		Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14(a)	507,500
880,000	BBB-	6.750% due 9/1/16(a)	977,900
590,000	BBB-	7.125% due 9/1/18(a)	685,138
565,000	BB+	Senior Unsecured Notes, 8.625% due 9/15/15	617,319

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		John Deere Capital Corp.:
$70,000	A	Senior Notes, 1.700% due 1/15/20	$68,406
130,000	A	Unsecured Notes, 2.250% due 4/17/19	132,213
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,900,000	A	3.400% due 6/24/15	1,956,464
1,800,000	A	1.100% due 10/15/15	1,811,394
480,000	A	3.450% due 3/1/16	502,013
745,000	A	2.000% due 8/15/17	758,625
295,000	A	6.000% due 1/15/18	339,472
90,000	A	4.400% due 7/22/20	99,061
1,005,000	A	3.625% due 5/13/24	1,014,427
		Subordinated Notes:
170,000	A-	5.150% due 10/1/15	179,788
630,000	A-	6.125% due 6/27/17	714,439
200,000	A-	3.375% due 5/1/23	195,811
105,000	A-	5.625% due 8/16/43	118,022
400,000	A	Unsecured Notes, 0.779% due 4/25/18(b)	400,385
500,000	A+	JPMorgan Chase Bank N.A., Senior Unsecured Notes, 0.475% due 7/30/15(b)	501,037
450,000	BBB	JPMorgan Chase Capital XIII, Limited Guaranteed Notes, 1.184% due 9/30/34(b)	390,375
900,000	BBB	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.224% due 5/15/47(b)	715,500
500,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(a)	634,470
335,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(a)	426,309
		State Street Corp.:
470,000	BBB+	Junior Subordinated Notes, 4.956% due 3/15/18	519,025
250,000	A	Senior Subordinated Notes, 3.100% due 5/15/23	244,589
308,140	Baa2(d)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(a)	326,900
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	149,848
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a) (b)	813,750

		Total Diversified Financial Services	38,231,902

Diversified Telecommunication Services - 1.0%
		AT&T Inc., Senior Unsecured Notes:
1,270,000	A-	5.100% due 9/15/14	1,287,061
330,000	A-	5.500% due 2/1/18	375,013
10,000	A-	5.800% due 2/15/19	11,655
70,000	A-	4.300% due 12/15/42	67,133
290,000	A-	4.350% due 6/15/45	277,712
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	239,271
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
120,000	B+	8.500% due 11/1/19	128,400
60,000	B+	7.500% due 4/1/21	65,925
300,000	B+	5.500% due 8/1/23(a)	299,625
140,000	BBB-	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	195,438
		Verizon Communications Inc., Senior Unsecured Notes:
600,000	BBB+	1.763% due 9/15/16(b)	617,065
1,100,000	BBB+	2.500% due 9/15/16	1,139,556
40,000	BBB+	6.350% due 4/1/19	47,736
170,000	BBB+	3.450% due 3/15/21	176,524
2,082,000	BBB+	5.150% due 9/15/23	2,348,198
253,000	BBB+	4.150% due 3/15/24	265,607
520,000	BBB+	6.400% due 9/15/33	641,207
905,000	BBB+	6.550% due 9/15/43	1,152,937
19,000	A-	Vodafone Group PLC, Senior Unsecured Notes, Senior Unsecured Notes, 4.375% due 2/19/43	17,923

		Total Diversified Telecommunication Services	9,353,986

Electric Utilities - 1.1%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	305,294
275,000	BBB+	6.500% due 9/15/37	356,764
36,000	BB-	Calpine Corp., Senior Unsecured Notes, 7.875% due 1/15/23(a)	40,590
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	259,348
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	289,898

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Dominion Resources Inc., Senior Unsecured Notes:
$105,000	BBB+	7.195% due 9/15/14	$106,917
390,000	BBB+	5.200% due 8/15/19	446,073
98,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	105,595
110,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	115,528
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	235,477
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,121,711
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	117,915
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	101,248
930,000	BB+	7.375% due 11/15/31	1,097,542
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	62,561
410,961	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	471,359
750,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 7.250% due 4/1/16(a)	821,250
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	981,590
487,147	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	552,912
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	102,452
340,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	420,263
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	235,070
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	540,635
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	597,601
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(a)	279,065
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	159,488
25,000	A-	6.350% due 11/30/37	33,167
250,000	A-	4.000% due 1/15/43	246,718

		Total Electric Utilities	10,204,031

Electrical Equipment - 0.0%
30,000	A	ABB Finance USA, Inc., Company Guaranteed Notes, 4.375% due 5/8/42	31,120

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	362,085

Energy Equipment & Services - 0.2%
30,000	BB+	Access Midstream Partners LP / ACMP Finance Corp., Company Guaranteed Notes, 4.875% due 3/15/24	31,462
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
60,000	BB+	5.875% due 4/15/21	64,275
180,000	BB+	6.125% due 7/15/22	197,100
700,000	BBB-	Gazprom OAO Via Gaz Capital S.A., Senior Unsecured Notes, 8.125% due 7/31/14(a)	707,875
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	419,828

		Total Energy Equipment & Services	1,420,540

Food & Staples Retailing - 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	408,111
278,058	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	324,470
90,000	BBB	Kroger Co., Company Guaranteed Notes, 6.900% due 4/15/38	115,942

		Total Food & Staples Retailing	848,523

Food Products - 0.1%
180,000	BB-	HJ Heinz Co., Secured Notes, 4.250% due 10/15/20(a)	180,450
		Mondelez International Inc., Senior Unsecured Notes:
348,000	BBB-	5.375% due 2/10/20	400,642
270,000	BBB-	4.000% due 2/1/24	280,032
		Wm Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(a)	51,064
180,000	A-	2.900% due 10/21/19(a)	185,790
60,000	A-	3.375% due 10/21/20(a)	62,600

		Total Food Products	1,160,578

Health Care Equipment & Supplies - 0.1%
185,000	A-	Baxter International, Inc., Senior Unsecured Notes, 3.200% due 6/15/23	184,104
		Medtronic Inc., Senior Unsecured Notes:
150,000	AA-	4.450% due 3/15/20	167,942
100,000	AA-	5.550% due 3/15/40	118,867

		Total Health Care Equipment & Supplies	470,913

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
Health Care Providers & Services - 0.6%
$30,000	A+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	$28,577
560,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	616,000
350,000	A	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	411,202
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
120,000	BB+	6.500% due 9/15/18(a)	136,350
20,000	BB+	5.750% due 2/15/21(a)	21,800
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	242,550
		Senior Unsecured Notes:
120,000	B-	7.190% due 11/15/15	129,900
29,000	B-	6.500% due 2/15/16	31,392
		Humana Inc., Senior Unsecured Notes:
400,000	BBB+	6.450% due 6/1/16	442,269
70,000	BBB+	3.150% due 12/1/22	68,962
30,000	BBB+	4.625% due 12/1/42	29,986
1,000,000	AA	Providence Health & Services Obligated Group, Unsecured Notes, 1.183% due 10/1/17(b)	995,584
91,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(a)	107,646
705,000	A	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	727,909
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,713
30,000	A-	5.875% due 6/15/17	33,767
510,000	A-	3.125% due 5/15/22	512,596
530,000	A-	3.300% due 1/15/23	529,506

		Total Health Care Providers & Services	5,146,709

Hotels, Restaurants & Leisure - 0.1%
390,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(a)	413,156
700,000	B+	MGM Resorts International, Company Guaranteed Notes, 7.500% due 6/1/16	778,750

		Total Hotels, Restaurants & Leisure	1,191,906

Household Durables - 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
80,000	BB-	7.750% due 4/15/20(a)	88,200
150,000	BB-	5.250% due 4/15/21(a)	152,250

		Total Household Durables	240,450

Household Products - 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	105,500
200,000	B+	7.875% due 8/15/19	219,500

		Total Household Products	325,000

Independent Power and Renewable Electricity Producers - 0.0%
		AES Corp. (The), Senior Unsecured Notes:
74,000	BB-	7.750% due 10/15/15	80,105
60,000	BB-	7.375% due 7/1/21	69,300
90,000	BB-	4.875% due 5/15/23	88,650

		Total Independent Power and Renewable Electricity Producers	238,055

Industrial Conglomerates - 0.2%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,418
320,000	A-	2.750% due 11/2/22	312,869
160,000	A-	4.150% due 11/2/42	156,133
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	171,043
525,000	AA+	2.700% due 10/9/22	518,321
220,000	AA+	4.500% due 3/11/44	231,222

		Total Industrial Conglomerates	1,470,006

Insurance - 0.8%
		American International Group Inc., Senior Unsecured Notes:
400,000	A-	5.450% due 5/18/17	447,943
330,000	A-	4.875% due 6/1/22	369,886
90,000	BBB	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	88,418

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$525,000	A	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	$543,919
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	974,879
		Metropolitan Life Global Funding I, Secured Notes:
1,100,000	AA-	1.700% due 6/29/15(a) (c)	1,114,498
350,000	AA-	1.500% due 1/10/18(a)	348,994
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24(a) (b)	863,260
625,000	AA+	New York Life Global Funding, Secured Notes, 0.800% due 2/12/16(a)	628,011
		Prudential Financial Inc., Senior Unsecured Notes:
200,000	A	3.875% due 1/14/15	204,376
390,000	A	7.375% due 6/15/19	485,985
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(a)	222,267
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(a)	393,480
50,000	BBB-	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,936

		Total Insurance	6,737,852

Life Sciences Tools & Services - 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
120,000	BBB	3.600% due 8/15/21	125,400
20,000	BBB	5.300% due 2/1/44	22,328

		Total Life Sciences Tools & Services	147,728

Machinery - 0.1%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	449,611

Media - 1.3%
		21st Century Fox America Inc., Company Guaranteed Notes:
200,000	BBB+	5.300% due 12/15/14	205,294
30,000	BBB+	4.500% due 2/15/21	33,205
125,000	BBB+	8.500% due 2/23/25	167,364
25,000	BBB+	6.200% due 12/15/34	30,588
10,000	BBB+	6.900% due 8/15/39	13,178
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	137,800
555,000	BB-	8.125% due 4/30/20	606,337
150,000	BB-	6.500% due 4/30/21	160,688
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	291,353
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	34,770
540,000	A-	5.700% due 5/15/18	624,082
80,000	A-	6.500% due 11/15/35	103,062
50,000	A-	6.950% due 8/15/37	67,363
90,000	A-	6.550% due 7/1/39	116,948
185,000	A-	4.650% due 7/15/42	192,780
145,000	A-	4.500% due 1/15/43	148,344
85,000	A-	4.750% due 3/1/44	90,079
		Cox Communications Inc., Senior Unsecured Notes:
170,000	BBB	8.375% due 3/1/39(a)	240,579
10,000	BBB	4.700% due 12/15/42(a)	9,803
1,000,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 3.500% due 3/1/16	1,047,968
		DISH DBS Corp., Company Guaranteed Notes:
850,000	BB-	6.625% due 10/1/14	864,875
900,000	BB-	7.750% due 5/31/15	958,500
20,000	BB-	5.125% due 5/1/20	21,050
120,000	BB-	6.750% due 6/1/21	136,050
		NBCUniversal Enterprise Inc., Company Guaranteed Notes:
900,000	A-	0.763% due 4/15/16(a) (b)	905,407
300,000	A-	1.974% due 4/15/19(a)	299,191
220,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	222,204
200,000	B+	Numericable Group SA, Senior Secured Notes, 6.000% due 5/15/22(a)	207,750
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	48,028
70,000	BBB+	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	73,411
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	623,140
480,000	A-	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	526,547

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Time Warner Cable Inc., Company Guaranteed Notes:
$510,000	BBB	8.250% due 4/1/19	$650,159
60,000	BBB	5.875% due 11/15/40	70,325
40,000	BBB	5.500% due 9/1/41	44,437
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	117,488
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	111,446
110,000	BBB	4.750% due 3/29/21	123,139
370,000	BBB	7.700% due 5/1/32	517,456
30,000	BBB	6.250% due 3/29/41	36,792
		Univision Communications Inc., Senior Secured Notes:
160,000	B+	7.875% due 11/1/20(a)	177,000
100,000	B+	5.125% due 5/15/23(a)	103,250
150,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	158,468
20,000	BBB	WPP Finance 2010, Company Guaranteed Notes, 5.625% due 11/15/43	22,220
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	112,284

		Total Media	11,452,202

Metals & Mining - 0.7%
740,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	722,575
200,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	205,299
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	448,250
240,000	A+	5.000% due 9/30/43	264,086
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
370,000	BBB-	3.950% due 1/15/18(f)	375,944
60,000	BBB-	4.800% due 10/1/20	60,021
100,000	AA-	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 4.750% due 10/15/14(a)	101,448
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
110,000	BB-	6.875% due 2/1/18(a)	115,500
60,000	BB-	6.875% due 4/1/22(a)	63,525
50,000	BBB	Freeport-McMoRan Copper & Gold Inc., Company Guaranteed Notes, 2.375% due 3/15/18	50,748
		Glencore Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15(a)	324,421
280,000	BBB	2.700% due 10/25/17(a)	286,739
470,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	619,137
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	614,476
		Vale Overseas Ltd., Company Guaranteed Notes:
1,642,000	A-	4.375% due 1/11/22	1,694,816
260,000	A-	6.875% due 11/21/36	290,091

		Total Metals & Mining	6,237,076

Multiline Retail - 0.0%
290,000	BBB-	Dollar General Corp., Senior Unsecured Notes, 3.250% due 4/15/23	279,520

Multi-Utilities - 0.0%
250,000	BBB-	CMS Energy Corp., Senior Unsecured Notes, 5.050% due 3/15/22	285,276

Oil, Gas & Consumable Fuels - 2.7%
140,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	190,804
		Anadarko Petroleum Corp., Senior Unsecured Notes:
75,000	BBB-	5.750% due 6/15/14	75,122
308,000	BBB-	5.950% due 9/15/16	342,856
827,000	BBB-	6.375% due 9/15/17	955,775
170,000	BBB-	6.450% due 9/15/36	214,701
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	603,487
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	95,850
		BP Capital Markets PLC, Company Guaranteed Notes:
225,000	A	4.742% due 3/11/21	253,210
360,000	A	3.245% due 5/6/22	365,353
160,000	A	2.750% due 5/10/23	154,174
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	296,502
300,000	BB+	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	350,250
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	100,125
50,000	BB+	5.500% due 10/1/22	53,875

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	$275,479
170,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	181,050
		Continental Resources Inc., Company Guaranteed Notes:
120,000	BBB-	4.500% due 4/15/23	128,652
145,000	BBB-	4.900% due 6/1/44(a)	150,592
290,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	338,788
220,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	227,700
575,000	BBB-	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	757,224
460,000	BBB	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	543,505
		Energy Transfer Partners LP, Senior Unsecured Notes:
500,000	BBB-	8.250% due 11/15/29	702,886
158,000	BBB-	6.500% due 2/1/42	187,742
105,000	BBB-	5.950% due 10/1/43	117,571
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB+	5.600% due 10/15/14	331,170
160,000	BBB+	6.300% due 9/15/17	185,200
100,000	BBB+	5.700% due 2/15/42	116,634
190,000	BBB+	5.100% due 2/15/45	204,499
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	68,587
160,000	BBB	7.300% due 8/15/31	211,440
75,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	104,858
290,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	304,500
170,000	BBB	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 6.850% due 2/15/20	204,602
190,000	BB	Kinder Morgan Finance Co. LLC, Company Guaranteed Notes, 6.000% due 1/15/18(a)	209,253
140,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 4.500% due 7/15/23	138,250
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	620,600
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	75,477
265,000	BBB	5.250% due 11/15/43	293,577
280,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	285,469
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,223,876
60,000	BB-	Peabody Energy Corp., Company Guaranteed Notes, 6.250% due 11/15/21(f)	60,300
205,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 8.375% due 6/1/20	233,188
2,110,000	BBB-	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	2,201,262
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	184,188
		Petroleos Mexicanos, Company Guaranteed Notes:
1,250,000	BBB+	3.500% due 1/30/23	1,218,750
150,000	BBB+	4.875% due 1/18/24	160,125
29,000	BBB+	6.625% due 6/15/35	34,075
380,000	BBB+	6.375% due 1/23/45(a)	438,425
		Plains Exploration & Production Co., Company Guaranteed Notes:
460,000	BBB	6.125% due 6/15/19	508,875
20,000	BBB	6.875% due 2/15/23	22,825
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	156,450
50,000	BB+	5.250% due 5/1/23	50,250
		Range Resources Corp., Company Guaranteed Notes:
30,000	BB	5.000% due 8/15/22	31,650
120,000	BB	5.000% due 3/15/23	126,600
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	381,600
140,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 10.750% due 2/15/20(a)	147,000
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(a)	342,945
60,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	65,789
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	90,800
		Shell International Finance BV, Company Guaranteed Notes:
500,000	AA	0.293% due 11/10/15(b)	500,478
400,000	AA	0.434% due 11/15/16(b)	400,643
360,000	AA	4.375% due 3/25/20	402,834

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
$40,000	BBB	5.900% due 4/1/17(a)	$45,325
58,000	BBB	8.000% due 3/1/32	79,407
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	573,330
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,758,537
		Transocean Inc., Company Guaranteed Notes:
223,000	BBB-	5.050% due 12/15/16	243,207
300,000	BBB-	6.375% due 12/15/21	344,623
70,000	BBB-	Weatherford International Ltd., Company Guaranteed Notes, 5.950% due 4/15/42	78,745
		Williams Cos., Inc., Senior Unsecured Notes:
544,000	BBB-	7.875% due 9/1/21	661,514
42,000	BBB-	7.500% due 1/15/31	48,963
166,000	BBB-	8.750% due 3/15/32	212,080

		Total Oil, Gas & Consumable Fuels	24,046,048

Paper & Forest Products - 0.0%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	349,807

Pharmaceuticals - 0.4%
		AbbVie Inc., Senior Unsecured Notes:
440,000	A	1.750% due 11/6/17	444,204
150,000	A	2.900% due 11/6/22	147,984
235,000	A	4.400% due 11/6/42	236,595
140,000	BBB-	Actavis Inc., Senior Unsecured Notes, 4.625% due 10/1/42	139,927
610,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16	646,423
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	778,221
		Pfizer Inc., Senior Unsecured Notes:
155,000	AA	3.400% due 5/15/24	157,990
130,000	AA	7.200% due 3/15/39	183,631
40,000	AA	4.300% due 6/15/43	40,212
75,000	AA	4.400% due 5/15/44	76,792
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	298,091
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23	59,452

		Total Pharmaceuticals	3,209,522

Real Estate Investment Trusts (REITs) - 1.4%
		ARC Properties Operating Partnership LP/Clark Acquisition LLC, Company Guaranteed Notes:
1,000,000	BBB-	2.000% due 2/6/17(a)	1,007,464
350,000	BBB-	4.600% due 2/6/24(a)	361,287
100,000	A-	Boston Properties LP, Senior Unsecured Notes, 3.850% due 2/1/23	103,769
700,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	805,778
2,100,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(a)	2,462,172
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	751,176
500,000	BBB+	6.000% due 1/30/17	562,357
775,000	BBB+	2.625% due 2/1/20	779,001
		Health Care REIT Inc., Senior Unsecured Notes:
1,395,000	BBB	4.950% due 1/15/21	1,548,018
425,000	BBB	6.500% due 3/15/41	544,836
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	677,051
700,000	Baa3(d)	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 9.000% due 6/11/14(a)	701,190
140,000	A	Simon Property Group LP, Senior Unsecured Notes, 3.750% due 2/1/24	144,804
400,000	BBB-	SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part, Senior Unsecured Notes, 7.750% due 3/15/20	487,483
1,300,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,401,091
250,000	A-	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 6.750% due 9/2/19(a)	304,901

		Total Real Estate Investment Trusts (REITs)	12,642,378

Road & Rail - 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	149,438
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(a)	532,271
84,000	A	Union Pacific Corp., Senior Unsecured Notes, 4.163% due 7/15/22	91,832

		Total Road & Rail	773,541

Software - 0.1%
120,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 5.625% due 9/15/21(a)	129,600

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		First Data Corp.:
$80,000	CCC+	Company Guaranteed Notes, 11.750% due 8/15/21	$89,200
210,000	B+	Senior Secured Notes, 6.750% due 11/1/20(a)	226,013
280,000	A+	Oracle Corp., Senior Unsecured Notes, 1.200% due 10/15/17	279,882

		Total Software	724,695

Specialty Retail - 0.2%
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19(a)	406,478
554,000	BBB-	7.375% due 10/15/20(a)	596,870
100,000	BBB-	5.950% due 3/15/43	106,036
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	741,348

		Total Specialty Retail	1,850,732

Technology Hardware, Storage & Peripherals - 0.1%
390,000	AA+	Apple Inc., Senior Unsecured Notes, 2.850% due 5/6/21	396,045

Tobacco - 0.3%
		Altria Group Inc., Company Guaranteed Notes:
89,000	BBB+	9.700% due 11/10/18	117,879
260,000	BBB+	9.250% due 8/6/19	348,195
230,000	BBB+	4.750% due 5/5/21	255,742
150,000	BBB+	9.950% due 11/10/38	248,284
160,000	BBB+	5.375% due 1/31/44	174,500
		Lorillard Tobacco Co., Company Guaranteed Notes:
10,000	BBB-	8.125% due 6/23/19	12,534
210,000	BBB-	3.750% due 5/20/23	207,756
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	243,343
315,000	A	4.500% due 3/20/42	323,180
		Reynolds American Inc., Company Guaranteed Notes:
200,000	BBB-	1.050% due 10/30/15	200,270
300,000	BBB-	6.750% due 6/15/17	347,045
120,000	BBB-	3.250% due 11/1/22	116,276

		Total Tobacco	2,595,004

Wireless Telecommunication Services - 0.2%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	372,896
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	62,881
470,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	546,375
110,000	BB-	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23(a)	124,575
20,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 7.175% due 6/18/19	23,250
	BBB	Telefónica Emisiones SAU, Company Guaranteed Notes:
500,000	BBB	3.992% due 2/16/16	525,470
70,000	BBB	5.877% due 7/15/19	81,162
110,000	BBB	5.134% due 4/27/20	123,405

		Total Wireless Telecommunication Services	1,860,014

		TOTAL CORPORATE BONDS & NOTES (Cost - $225,263,446)	232,992,076

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.2%
U.S. GOVERNMENT OBLIGATIONS - 23.8%
		U.S. Treasury Bonds:
775,000		5.250% due 2/15/29	999,931
395,000		4.750% due 2/15/37	499,304
1,665,000		3.125% due 2/15/42	1,619,083
1,200,000		3.750% due 11/15/43	1,302,187
20,315,000		3.625% due 2/15/44	21,551,351
9,865,000		3.375% due 5/15/44	9,980,608
		U.S. Treasury Inflation Indexed Bonds:
6,945,498		2.000% due 7/15/14	6,992,165
5,847,016		0.125% due 1/15/22	5,894,295
2,445,936		0.625% due 1/15/24	2,541,479
3,259,620		2.375% due 1/15/25	3,972,408
789,621		1.750% due 1/15/28	913,740
286,460		2.125% due 2/15/40	363,514

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
$648,421	0.750% due 2/15/42	$607,641
2,438,646	1.375% due 2/15/44	2,670,507
	U.S. Treasury Inflation Indexed Notes:
1,390,349	0.500% due 4/15/15	1,412,290
3,939,918	0.125% due 4/15/16	4,045,650
3,553,137	0.125% due 4/15/17	3,674,722
6,589,830	1.125% due 1/15/21	7,144,819
819,048	0.125% due 1/15/23	818,248
7,656,644	0.375% due 7/15/23	7,830,411
	U.S. Treasury Notes:
110,000	0.250% due 10/31/15	110,108
15,000,000	0.075% due 1/31/16(b)	14,996,580
8,000,000	0.099% due 4/30/16(b)	8,000,856
22,880,000	0.375% due 5/31/16	22,882,677
60,000	0.875% due 4/15/17	60,241
8,430,000	0.875% due 5/15/17	8,456,673
70,000	0.750% due 6/30/17	69,836
655,000	1.250% due 11/30/18	651,316
1,950,000	1.500% due 12/31/18	1,958,151
1,900,000	1.500% due 1/31/19	1,905,641
1,800,000	1.500% due 2/28/19	1,804,079
15,810,000	1.625% due 3/31/19	15,918,077
5,552,800	1.625% due 4/30/19	5,583,818
12,081,300	1.500% due 5/31/19	12,065,727
540,000	2.000% due 11/30/20	542,109
3,840,000	2.125% due 1/31/21	3,876,449
1,170,000	2.250% due 3/31/21	1,188,418
1,705,000	2.250% due 4/30/21	1,730,442
2,060,000	2.000% due 5/31/21	2,054,689
23,833,400	2.500% due 5/15/24	23,924,634
940,000	U.S. Treasury STRIPS Principal, zero coupon bond to yield, 2.623% due 11/15/27	637,998

	TOTAL U.S. GOVERNMENT OBLIGATIONS	213,252,872

U.S. GOVERNMENT AGENCIES - 1.4%
	Federal Farm Credit Banks:
1,260,000	0.171% due 9/14/16(b)	1,261,158
1,250,000	0.205% due 2/27/17(b)	1,251,793
	Federal Home Loan Bank (FHLB):
1,280,000	0.220% due 10/7/15(b)	1,281,729
965,000	1.625% due 6/19/18	965,647
1,270,000	0.750% due 5/26/28	1,252,211
345,000	4.000% due 9/1/28	365,532
	Federal Home Loan Mortgage Corp. (FHLMC):
810,000	1.250% due 10/2/19	790,750
2,800,000	2.375% due 1/13/22	2,803,419
2,000	5.625% due 11/23/35	2,134
	Federal National Mortgage Association (FNMA):
1,275,000	0.500% due 10/22/15	1,280,788
820,000	0.750% due 1/30/17	819,313
540,000	7.125% due 1/15/30	790,781

	TOTAL U.S. GOVERNMENT AGENCIES	12,865,255

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $223,952,719)	226,118,127

MORTGAGE - BACKED SECURITIES - 22.2%
FHLMC - 3.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
962	9.500% due 6/1/16	966
33,366	8.500% due 11/1/16 - 7/1/17	33,552
9,990	8.000% due 1/1/17 - 6/1/17	10,146
41,774	2.375% due 12/1/34(b)	44,418
41,970	2.522% due 1/1/35(b)	44,891
341,578	2.358% due 3/1/36(b)	360,388

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
$41,403	1.945% due 2/1/37(b)	$43,668
95,589	1.994% due 5/1/37(b)	100,199
103,656	2.495% due 5/1/37(b)	111,606
79,749	3.136% due 3/1/41(b)	83,877
215,520	2.028% due 7/1/42(b)	221,625
	Gold:
770,604	6.500% due 7/1/14 - 9/1/39	860,040
1,176,332	6.000% due 5/1/16 - 6/1/39	1,298,471
5,335,386	5.500% due 2/1/17 - 2/1/40	5,970,838
4,378	8.500% due 2/1/18	4,483
1,197,234	5.000% due 6/1/21 - 4/1/41	1,322,714
12,273,594	4.000% due 10/1/25 - 8/1/43	13,058,518
1,316,791	4.500% due 4/1/29 - 7/1/41	1,437,536
57,695	7.000% due 3/1/39	64,023
1,000,000	4.500% due 7/1/41(g)	1,078,887
3,375,812	3.500% due 12/1/42 - 5/1/43	3,475,276
2,158,797	3.000% due 2/1/43 - 7/1/43	2,143,193
600,000	3.500% due 6/1/43(g)	617,719
600,000	3.000% due 7/15/44(g)	592,195

	TOTAL FHLMC	32,979,229

FNMA - 15.6%
	Federal National Mortgage Association (FNMA):
4,548,241	5.500% due 12/1/15 - 5/1/40	5,069,403
1,075	8.500% due 4/1/17	1,146
3,569	8.000% due 8/1/17	3,583
1,078,863	5.180% due 5/1/19	1,218,433
17,540,278	4.000% due 10/1/19 - 6/1/44	18,652,041
650,000	10.356% due 10/9/19	573,714
1,035,000	4.400% due 2/1/20	1,151,581
1,033,374	4.771% due 2/1/20	1,167,949
1,176,674	4.666% due 7/1/20	1,326,756
1,145,000	3.459% due 11/1/20	1,219,949
1,261,233	3.976% due 11/1/20	1,385,787
992,289	6.000% due 9/1/21 - 12/1/38	1,113,908
54	9.500% due 11/1/21	55
3,299,232	5.000% due 12/1/21 - 5/1/42	3,631,898
1,188,106	2.646% due 10/1/22	1,184,356
1,169,953	2.460% due 4/1/23	1,147,688
7,476,993	4.500% due 3/1/24 - 12/1/41	8,102,373
24,012,732	3.500% due 11/1/25 - 9/1/43	24,864,089
222,688	7.000% due 9/1/26 - 4/1/37	246,873
8,030,000	3.000% due 6/1/29 - 7/15/44(g)	8,076,404
1,885,000	2.500% due 7/1/27(g)	1,910,698
2,251,624	2.500% due 11/1/27 - 10/1/42	2,207,975
6,000,000	3.500% due 6/1/28 - 7/1/43(g)	6,220,827
6,640,718	3.000% due 11/1/28 - 6/1/43	6,755,893
43,044	2.690% due 3/1/30(b)	43,256
475,060	2.172% due 3/1/34(b)	505,898
110,398	2.244% due 12/1/34(b)	117,825
10,840	2.256% due 12/1/34(b)	11,527
128,024	2.352% due 9/1/35(b)	136,192
126,535	2.070% due 10/1/35(b)	131,394
180,130	2.141% due 10/1/35(b)	188,633
134,748	2.041% due 11/1/35(b)	142,390
34,621	2.097% due 11/1/35(b)	36,633
125,547	2.098% due 11/1/35(b)	131,765
41,258	2.114% due 11/1/35(b)	43,669
30,052	2.115% due 11/1/35(b)	31,794
39,471	2.116% due 11/1/35(b)	41,770
425,110	2.250% due 1/1/36(b)	452,812
126,963	5.809% due 6/1/36(b)	136,018
453,877	2.635% due 8/1/36(b)	485,676
215,706	2.419% due 9/1/36(b)	230,050

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
$50,984	2.440% due 12/1/36(b)	$54,430
103,254	5.843% due 2/1/37(b)	111,821
520,753	2.033% due 4/1/37(b)	550,017
555,571	2.035% due 4/1/37(b)	585,396
279,735	1.796% due 5/1/37(b)	302,432
203,442	5.830% due 8/1/37(b)	218,642
1,128,531	6.500% due 9/1/37 - 5/1/40	1,272,579
18,000,000	5.000% due 7/1/39 - 6/1/42(g)	19,858,443
119,116	2.931% due 2/1/41(b)	125,344
296,070	3.247% due 7/1/41(b)	313,837
7,220,000	4.500% due 7/1/41(g)	7,789,985
242,555	2.016% due 7/1/42(b)	250,951
64,704	2.313% due 7/1/42(b)	67,215
7,555,000	4.000% due 7/1/42(g)	7,979,379

	TOTAL FNMA	139,581,152

GNMA - 2.9%
	Government National Mortgage Association (GNMA):
1,580	9.500% due 12/15/16 - 8/15/17	1,588
8,903	8.500% due 5/15/17 - 5/15/30	9,536
3,053	9.000% due 8/15/30 - 9/15/30	3,306
8,344	4.500% due 9/15/33	9,162
177,980	6.000% due 12/15/33 - 5/15/38	199,971
296,319	6.500% due 1/15/34 - 10/15/38	342,611
1,288,552	5.000% due 10/15/34 - 9/15/40	1,421,186
168,620	5.500% due 5/15/37 - 6/15/38	187,932
806,838	4.000% due 6/15/41 - 7/15/41	864,492
	Government National Mortgage Association II (GNMA):
4,474	8.500% due 1/20/17	4,728
5,483	9.000% due 4/20/17 - 11/20/21	5,896
88,028	1.625% due 2/20/26 - 10/20/27(b)	90,674
1,000	8.000% due 3/20/30	1,251
28,704	2.000% due 5/20/30(b)	30,130
337,843	6.000% due 7/20/37 - 11/20/40	383,077
4,763,939	4.500% due 1/20/40 - 10/20/41	5,202,374
654,420	5.000% due 7/20/40 - 9/20/41	722,943
792,940	4.000% due 11/20/40 - 7/20/42	848,665
483,071	3.000% due 1/20/43	488,184
5,060,000	3.500% due 6/15/44(g)	5,267,934
2,761,352	3.500% due 6/20/43 - 11/20/43	2,879,847
1,290,000	3.000% due 6/15/44(g)	1,299,675
5,500,000	4.000% due 6/20/44(g)	5,874,687

	TOTAL GNMA	26,139,849

	TOTAL MORTGAGE - BACKED SECURITIES (Cost - $195,938,375)	198,700,230

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.4%
$2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.370% due 2/25/37(b)	$1,993,317
69,479	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.640% due 11/25/33(b)	68,419
		Adjustable Rate Mortgage Trust:
1,580,073	D	Series 2005-10, Class 3A11, 4.909% due 1/25/36(b)	1,475,793
2,034,866	D	Series 2005-10, Class 3A31, 4.909% due 1/25/36(b)	1,900,571
134,312	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.800% due 6/25/29(b)	115,351
		Alternative Loan Trust:
522,200	CCC	Series 2005-24, Class 4A1, 0.381% due 7/20/35(b)	461,342
349,820	CCC	Series 2005-27, Class 2A3, 1.684% due 8/25/35(b)	302,493
1,242,498	CCC	Series 2005-62, Class 1A1, 0.450% due 12/25/35(b)	1,056,699
678,819	Ca(d)	Series 2006-OA9, Class 2A1A, 0.359% due 7/20/46(b)	467,278
963,185	CCC	Series 2006-OA17, Class 1A1A, 0.344% due 12/20/46(b)	745,437
821,581	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.340% due 5/25/46(b)	624,697
805,000	AAA	AMMC CDO, Series 2013-13A, Class A1L, 1.679% due 1/26/26(a) (b)	803,083
612,463	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.850% due 6/25/34(b)	574,718
		Asset Backed Securities Corp. Home Equity:
50,003	AAA	Series 2004-HE6, Class A1, 0.425% due 9/25/34(b)	49,808
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.870% due 6/25/35(b)	1,827,874
5,500,000	B+	Series 2006-HE3, Class A5, 0.422% due 3/25/36(b)	4,178,070
2,354,472	AAA	Avoca CLO I PLC, Series III-X, Class A, 0.655% due 9/15/21(b)	3,190,862
		Banc of America Commercial Mortgage Trust:
40,000	BBB-	Series 2006-5, Class AM, 5.448% due 9/10/47	43,040
240,000	B+	Series 2008-1, Class AJ, 6.274% due 2/10/51(b)	259,594
		Banc of America Funding Corp.:
1,062	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,119
325,462	A+	Series 2006-G, Class 2A3, 0.319% due 7/20/36(b)	325,317
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,227,175	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(b)	1,258,572
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45(b)	124,866
94,553	Aaa(d)	Series 2007-1, Class A3, 5.449% due 1/15/49	94,696
153,986	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.623% due 7/25/34(b)	156,180
586,830	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.390% due 7/25/37(a) (b)	522,972
112,115	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.826% due 2/28/44(b)	111,252
		Bear Stearns Adjustable Rate Mortgage Trust:
8,562	AA+	Series 2002-11, Class 1A1, 2.344% due 2/25/33(b)	8,333
222,136	A+	Series 2005-2, Class A2, 2.528% due 3/25/35(b)	225,729
259,239	CCC	Series 2005-4, Class 3A1, 2.811% due 8/25/35(b)	241,726
643,813	D	Series 2007-3, Class 1A1, 2.896% due 5/25/47(b)	550,397
		Bear Stearns ALT-A Trust:
454,897	A+	Series 2004-7, Class 2A1, 2.536% due 8/25/34(b)	462,189
329,359	CCC	Series 2005-2, Class 2A4, 2.644% due 4/25/35(b)	319,732
278,555	B	Series 2005-4, Class 23A2, 2.539% due 5/25/35(b)	282,199
		Bear Stearns Asset Backed Securities Trust:
1,091,877	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	1,164,349
509,825	AAA	Series 2005-TC2, Class A3, 0.522% due 8/25/35(b)	505,770
539,159	CCC	Series 2007-HE7, Class 1A1, 1.150% due 10/25/37(b)	504,695
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(b)	222,511
646,887	A	Series 2007-PW15, Class A1A, 5.317% due 2/11/44	709,530
100,000	B	Series 2007-PW17, Class AJ, 5.888% due 6/11/50(b)	102,388
100,000	BBB	Series 2007-PW18, Class AMA, 6.087% due 6/11/50(b)	112,231
626,564	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.150% due 3/25/37(a) (b)	614,441
725,000	AAA	BlueMountain CLO Ltd., Series 2013-4A, Class A, 1.734% due 4/15/25(a) (b)	725,042
170,000	CCC+	CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.398% due 12/11/49(b)	138,883
		CD Mortgage Trust:
210,000	B-	Series 2006-CD2, Class AJ, 5.391% due 1/15/46(b)	198,503
120,000	B+	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	117,489
50,000	BBB	Series 2007-CD5, Class AMA, 6.117% due 11/15/44(b)	56,232
824,139	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.557% due 10/29/25(a) (b)	818,776
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.400% due 6/25/36(b)	1,523,542
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.650% due 5/25/32(b)	727

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$454,953	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.632% due 2/25/37(b)	$445,662
650,000	AAA	CIFC Funding Ltd., Series 2012-2A, Class A1L, 1.636% due 12/5/24(a) (b)	648,208
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.420% due 8/25/36(b)	607,846
50,000	Aa2(d)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(b)	55,050
		Commercial Mortgage Pass Through Certificates:
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	419,565
496,000	BBB-	Series 2006-C7, Class AM, 5.777% due 6/10/46(b)	535,901
440,000	Aa3(d)	Series 2006-C8, Class AM, 5.347% due 12/10/46	481,098
90,000	BB+	Series 2006-GG7, Class AM, 5.820% due 7/10/38(b)	97,894
302,465	Aaa(d)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	317,510
310,000	BBB-	Series 2007-C2, Class AM, 5.612% due 1/15/49(b)	339,809
610,052	AA+	Series 2008-LS1, Class A1A, 6.013% due 12/10/49(b)	691,784
182,000	Aaa(d)	Series 2013-CR11, Class AM, 4.715% due 10/10/46(b)	200,845
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	43,313
20,000	A3(d)	Series 2013-CR12, Class C, 5.086% due 10/10/46(b)	21,488
245,000	AAA	Series 2014-CR16, Class A4, 4.051% due 4/10/47	260,272
		Countrywide Asset-Backed Certificates:
1,481	CCC	Series 2001-BC3, Class A, 0.630% due 12/25/31(b)	1,089
5,025	AAA	Series 2002-3, Class 1A1, 0.890% due 5/25/32(b)	4,782
12,759	AAA	Series 2003-BC2, Class 2A1, 0.750% due 6/25/33(b)	11,300
1,274	AAA	Series 2004-SD4, Class A1, 0.530% due 12/25/34(a) (b)	1,275
26,744	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(b)	26,868
521,566	CCC	Series 2006-SD3, Class A1, 0.480% due 7/25/36(a) (b)	392,039
592,439	AA	Series 2007-13, Class 2A2, 0.950% due 10/25/47(b)	512,357
		Countrywide Home Loan Mortgage Pass Through Trust:
220,131	D	Series 2005-11, Class 3A3, 2.561% due 4/25/35(b)	161,745
93,796	NR	Series 2005-11, Class 6A1, 0.750% due 3/25/35(b)	84,961
		Credit Suisse First Boston Mortgage Securities Corp.:
559,167	AA+	Series 2004-AR7, Class 2A1, 2.783% due 11/25/34(b)	568,154
163,409	Aaa(d)	Series 2004-C3, Class A5, 5.113% due 7/15/36(b)	163,397
559,573	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	569,323
407,369	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	360,577
2,539,152	Aaa(d)	Series 2010-UD1, Class A, 5.766% due 12/16/49(a) (b)	2,781,260
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, 5.497% due 5/25/35	328,055
		DBRR Trust:
560,000	Aaa(d)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a) (b)	620,508
60,399	Aaa(d)	Series 2012-EZ1, Class A, 0.946% due 9/25/45(a)	60,444
252,269	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/45(a) (b) (e)	251,953
142,122	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.951% due 11/19/44(b)	106,663
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.606% due 1/15/25(a) (b)	646,849
		EMC Mortgage Loan Trust:
4,530	BB(h)	Series 2002-B, Class A1, 0.800% due 2/25/41(a) (b)	4,184
22,868	BBB-	Series 2003-A, Class A1, 0.700% due 8/25/40(a) (b)	20,359
917,457	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.700% due 9/25/33(b)	875,426
180,000	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31(a)	182,490
621,065	NR	Federal Home Loan Mortgage Corp. (FHLMC), Series T-61, Class 1A1, 1.526% due 7/25/44(b)	623,176
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.174% due 2/15/24(b) (i)	7,778
13,336	AAA(h)	Series 2808, Class FT, 0.501% due 4/15/33(b)	13,346
2,082,097	NR	Series 3349, Class AS, 6.349% due 7/15/37(b) (i)	329,276
332,946	NR	Series 3451, Class SB, 5.879% due 5/15/38(b) (i)	37,265
280,209	NR	Series 3621, Class SB, 6.079% due 1/15/40(b) (i)	40,594
3,719,375	NR	Series 3866, Class SA, 5.799% due 5/15/41(b) (i)	543,185
1,223,287	NR	Series 3947, Class SG, 5.799% due 10/15/41(b) (i)	236,436
313,189	NR	Series 3997, Class SK, 6.449% due 11/15/41(b) (i)	55,623
88,366	NR	Series 4076, Class SW, 5.899% due 7/15/42(b) (i)	19,388
88,387	NR	Series 4097, Class ST, 5.899% due 8/15/42(b) (i)	19,738
87,799	NR	Series 4136, Class SE, 5.999% due 11/15/42(b) (i)	19,277
92,262	NR	Series 4136, Class SJ, 5.999% due 11/15/42(b) (i)	21,136
91,171	NR	Series 4136, Class SQ, 5.999% due 11/15/42(b) (i)	19,927
644,008	NR	Series 4150, Class BU, 4.000% due 2/15/42	687,366

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$ 832,603	NR	Series 4203, Class PS, 6.099% due 9/15/42(b) (i)	$164,716
103,042	NR	Series 4206, Class CZ, 3.000% due 5/15/43	84,612
302,716	NR	Series 4210, Class Z, 3.000% due 5/15/43	255,739
205,057	NR	Series 4226, Class GZ, 3.000% due 7/15/43	169,608
528,954	NR	Series 4239, Class IO, 3.500% due 6/15/27(i)	70,787
322,415	NR	Series R007, Class ZA, 6.000% due 5/15/36	362,028
		Federal National Mortgage Association (FNMA):
154,737	NR	Series 2000-T6, Class A3, 3.938% due 1/25/28(b)	164,318
32,930	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	33,833
1,686,525	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22(b)	1,716,563
1,316,065	NR	Series 2012-M15, Class A, 2.656% due 10/25/22(b)	1,306,809
22,592,565	NR	Series 2013-M7, Class X2, 0.270% due 12/27/22(b) (i)	352,817
		Federal National Mortgage Association (FNMA), Interest Strip:
372,898	NR	Series 409, Class C13, 3.500% due 11/25/41(i)	77,701
756,326	NR	Series 409, Class C18, 4.000% due 4/25/42(i)	170,487
144,771	NR	Series 409, Class C22, 4.500% due 11/25/39(i)	27,495
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000	Aaa(d)	4.458% due 1/15/30(j)	325,990
555,000	NR	4.138% due 7/15/37(j)	220,246
		Federal National Mortgage Association (FNMA), REMICS:
25,245	NR	Series 2000-34, Class F, 0.600% due 10/25/30(b)	25,508
67,315	NR	Series 2002-34, Class FE, 0.551% due 5/18/32(b)	67,856
90,361	NR	Series 2004-38, Class FK, 0.500% due 5/25/34(b)	90,433
10,062	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	10,453
16,691	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	16,742
591,901	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	649,494
2,217,461	NR	Series 2006-51, Class SP, 6.500% due 3/25/36(b) (i)	303,795
1,193,601	NR	Series 2007-68, Class SC, 6.550% due 7/25/37(b) (i)	187,076
2,365,550	NR	Series 2008-18, Class SM, 6.850% due 3/25/38(b) (i)	368,585
308,671	NR	Series 2010-142, Class SM, 6.380% due 12/25/40(b) (i)	38,398
976,322	NR	Series 2011-87, Class SG, 6.400% due 4/25/40(b) (i)	177,430
721,458	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(i)	90,334
491,117	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	547,522
718,247	NR	Series 2012-51, Class B, 7.000% due 5/25/42	802,907
81,263	NR	Series 2012-70, Class YS, 6.500% due 2/25/41(b) (i)	15,611
438,526	NR	Series 2012-74, Class SA, 6.500% due 3/25/42(b) (i)	72,164
73,088	NR	Series 2012-75, Class AO, 0.398% due 3/25/42(j)	67,546
265,506	NR	Series 2012-93, Class SG, 5.950% due 9/25/42(b) (i)	58,960
629,879	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(i)	105,089
92,378	NR	Series 2012-128, Class SL, 6.000% due 11/25/42(b) (i)	20,934
182,175	NR	Series 2012-128, Class SQ, 6.000% due 11/25/42(b) (i)	43,952
268,820	NR	Series 2012-133, Class CS, 6.000% due 12/25/42(b) (i)	56,095
92,066	NR	Series 2012-133, Class SA, 6.000% due 12/25/42(b) (i)	20,872
181,628	NR	Series 2012-134, Class SK, 6.000% due 12/25/42(b) (i)	37,578
1,606,364	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,796,453
1,150,175	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,289,463
545,668	NR	Series 2013-10, Class JS, 6.000% due 2/25/43(b) (i)	120,439
555,215	NR	Series 2013-10, Class SJ, 6.000% due 2/25/43(b) (i)	124,644
94,278	NR	Series 2013-67, Class KS, 5.950% due 7/25/43(b) (i)	20,559
		FHLMC Multifamily Structured Pass Through Certificates:
1,640,305	NR	Series K007, Class X1, 1.193% due 4/25/20(b) (i)	86,713
621,385	NR	Series K008, Class X1, 1.660% due 6/25/20(b) (i)	47,878
1,121,796	AAA(h)	Series K016, Class X1, 1.571% due 10/25/21(b) (i)	105,262
731,958	AAA(h)	Series K017, Class X1, 1.441% due 12/25/21(b) (i)	62,741
1,487,879	AAA(h)	Series K021, Class X1, 1.510% due 6/25/22(b) (i)	144,030
406,775	Aaa(d)	Series K024, Class X1, 0.901% due 9/25/22(b) (i)	24,146
620,000	Aaa(d)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.690% due 1/17/26(a) (b)	619,414
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	807,723
385,000	A-(h)	FREMF 2012-K23 Mortgage Trust, Series 2012-K23, Class B, 3.656% due 10/25/45(a) (b)	385,686
380,000	BBB(h)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.741% due 4/25/45(a) (b)	389,210
473,701	A+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.900% due 2/25/31(a) (b)	455,835

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Government National Mortgage Association (GNMA):
$51,860	NR	Series 2000-35, Class F, 0.701% due 12/16/25(b)	$52,308
49,345	NR	Series 2002-21, Class FV, 0.551% due 3/16/32(b)	49,274
3,465,947	NR	Series 2008-51, Class GS, 6.079% due 6/16/38(b) (i)	596,893
112,350	NR	Series 2010-31, Class GS, 6.351% due 3/20/39(b) (i)	14,208
291,880	NR	Series 2010-85, Class HS, 6.501% due 1/20/40(b) (i)	45,659
104,200	NR	Series 2010-107, Class SG, 6.001% due 2/20/38(b) (i)	11,578
684,069	NR	Series 2012-100, Class IO, 0.826% due 8/16/52(b) (i)	45,326
3,984,613	NR	Series 2013-85, Class IA, 0.834% due 3/16/47(b) (i)	249,935
556,918	NR	Series 2013-152, Class HS, 6.551% due 6/20/43(b) (i)	116,059
276,172	NR	Series 2013-153, Class AB, 2.900% due 6/16/44(b)	281,056
828,162	NR	Series 2013-154, Class AB, 2.900% due 2/16/44(b)	842,791
503,781	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.903% due 9/20/44(b)	842,056
		GS Mortgage Securities Corp. II:
789,218	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	808,544
1,925,000	Aaa(d)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,039,325
		GS Mortgage Securities Trust:
272,493	BBB-	Series 2007-GG10, Class A4, 5.803% due 8/10/45(b)	303,226
1,157,460	Aaa(d)	Series 2012-GC6, Class A1, 1.282% due 1/10/45	1,163,561
155,331	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.500% due 9/25/35(a) (b)	134,191
188,625	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.652% due 9/25/35(b)	191,164
		Harborview Mortgage Loan Trust:
633,587	BBB+	Series 2004-5, Class 2A6, 2.313% due 6/19/34(b)	637,592
186,006	NR	Series 2006-2, Class 1A, 2.686% due 2/25/36(b)	149,482
894,581	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.349% due 11/20/36(b)	898,263
872,285	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.340% due 12/25/35(b)	854,950
4,016	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.950% due 3/25/33(b)	4,039
		Indymac Index Mortgage Loan Trust:
98,625	CCC	Series 2004-AR15, Class 1A1, 2.542% due 2/25/35(b)	84,730
112,002	CCC	Series 2005-AR15, Class A2, 4.581% due 9/25/35(b)	100,056
650,000	AAA	ING IM CLO Ltd., Series 2012-4A, Class A1, 1.616% due 10/15/23(a) (b)	648,201
1,326,561	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.310% due 8/25/36(b)	693,217
		JPMBB Commercial Mortgage Securities Trust:
190,000	Aaa(d)	Series 2013-C15, Class AS, 4.420% due 11/15/45	205,071
80,000	A3(d)	Series 2013-C15, Class C, 5.081% due 11/15/45(b)	86,262
40,000	Aa3(d)	Series 2013-C17, Class B, 4.887% due 1/15/47(b)	43,913
		JPMorgan Chase Commercial Mortgage Securities Trust:
35,000	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	38,135
913,868	BBB+	Series 2007-C1, Class ASB, 5.857% due 2/15/51	975,026
1,226,588	AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47(b)	1,348,098
1,060,000	B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	1,067,808
390,000	BBB-	Series 2007-CB20, Class AM, 5.882% due 2/12/51(b)	441,223
1,090,000	AAA	Series 2011-C3, Class A3, 4.388% due 2/15/46(a)	1,193,033
140,000	Aaa(d)	Series 2011-C5, Class A3, 4.171% due 8/15/46	152,441
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.325% due 8/15/46(a) (b)	202,741
3,152,678	Aaa(d)	Series 2012-CBX, Class XA, 1.994% due 6/15/45(b) (i)	300,808
300,000	Aaa(d)	Series 2013-INN, Class A, 1.552% due 10/15/30(a) (b)	300,540
230,000	A3(d)	Series 2013-INN, Class C, 2.702% due 10/15/30(a) (b)	230,715
70,651	BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.139% due 2/25/35(b)	70,389
		LB-UBS Commercial Mortgage Trust:
190,000	AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(b)	202,450
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	392,106
200,000	A-	Series 2007-C7, Class AM, 6.163% due 9/15/45(b)	229,708
		Lehman XS Trust:
207,331	CCC	Series 2005-5N, Class 1A1, 0.450% due 11/25/35(b)	183,653
142,247	D	Series 2005-7N, Class 1A1B, 0.450% due 12/25/35(b) (k)	84,019
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 1.735% due 4/18/26(a) (b)	629,995
		MASTR Adjustable Rate Mortgages Trust:
1,378,445	A+	Series 2004-13, Class 3A7, 2.640% due 11/21/34(b)	1,413,209
108,545	AA+	Series 2004-4, Class 4A1, 2.427% due 5/25/34(b)	108,548
706,305	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.402% due 10/25/32(b)	717,699
458,356	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.400% due 7/25/37(b)	288,399

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
		Merrill Lynch Mortgage Investors Inc.:
$89,780	A+	Series 2004-A3, Class 4A3, 2.566% due 5/25/34(b)	$90,075
1,217,750	AAA	Series 2006-FF1, Class A2C, 0.350% due 8/25/36(b)	1,192,756
		Merrill Lynch Mortgage Trust:
568,667	Aaa(d)	Series 2004-KEY2, Class A4, 4.864% due 8/12/39(b)	571,011
1,150,000	Aaa(d)	Series 2005-CIP1, Class A4, 5.047% due 7/12/38(b)	1,194,625
1,015,105	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	1,072,673
51,299	B1(d)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.127% due 4/25/35(b)	49,299
		ML-CFC Commercial Mortgage Trust:
578,246	AAA	Series 2006-4, Class A1A, 5.166% due 12/12/49	628,626
230,000	D	Series 2007-5, Class AJ, 5.450% due 8/12/48(b) (k)	224,432
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(d)	Series 2013-C10, Class A4, 4.082% due 7/15/46(b)	32,236
500,000	Aaa(d)	Series 2013-C13, Class A4, 4.039% due 11/15/46	531,709
		Morgan Stanley Capital I:
170,682	AAA	Series 2004-SD3, Class A, 0.610% due 6/25/34(a) (b)	169,800
480,000	BBB	Series 2007-HQ12, Class A5, 5.592% due 4/12/49(b)	523,401
396,027	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	434,900
344,052	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)	377,848
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(b)	221,109
535,000	Aaa(d)	Morgan Stanley Capital I Trust, Series 2007-T25, Class A3, 5.514% due 11/12/49(b)	588,605
1,972,068	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.630% due 7/25/35(b)	1,964,363
650,000	AAA	Oak Hill Credit Partners, Series 2012-7A, Class A, 1.649% due 11/20/23(a) (b)	647,685
		Option One Mortgage Loan Trust:
1,985	A+	Series 2002-6, Class A2, 0.950% due 11/25/32(b)	1,861
12,090	A+	Series 2003-1, Class A2, 0.990% due 2/25/33(b)	11,310
		Popular ABS Mortgage Pass-Through Trust:
149,500	AAA	Series 2005-3, Class AF6, 4.759% due 7/25/35	149,962
1,787,000	BBB+	Series 2006-C, Class A4, 0.400% due 7/25/36(b)	1,600,117
		Prime Mortgage Trust:
281,307	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	293,131
114,218	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(a)	120,045
1,441,037	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	1,447,596
480,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a) (b)	503,067
		Reperforming Loan REMIC Trust:
40,543	CCC	Series 2004-R2, Class 1AF1, 0.570% due 11/25/34(a) (b)	35,925
331,290	CC	Series 2005-R1, Class 1AF1, 0.510% due 3/25/35(a) (b)	295,568
104,563	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.450% due 1/25/35(b)	101,920
		Residential Asset Mortgage Products Inc.:
4,966	CCC	Series 2003-RS4, Class AIIB, 0.810% due 5/25/33(b)	4,425
1,053,582	AA	Series 2003-RS9, Class AI6A, 6.020% due 10/25/33	1,116,128
9,717	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(b)	9,800
551,979	D	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36(k)	525,100
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.551% due 11/15/26(a) (b)	642,926
		Small Business Administration Participation Certificates:
15,926	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	16,400
31,511	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	32,492
40,495	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	42,186
269,600	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	294,483
190,478	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	210,037
380,654	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	411,936
163,841	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.506% due 11/25/34(b)	155,754
872,861	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.150% due 9/25/34(b)	850,335
324,737	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.401% due 7/19/35(b)	316,055
		Structured Asset Securities Corp.:
4,379	NR	Series 2002-14A, Class 2A1, 2.125% due 7/25/32(b)	4,283
223,594	CC	Series 2005-RF3, Class 1A, 0.500% due 6/25/35(a) (b)	182,810
575,435	BB	Series 2007-BC4, Class A3, 0.402% due 11/25/37(b)	562,763
82,418	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	84,143
120,000	AAA	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.317% due 12/10/45(a)	119,447
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.448% due 7/22/21(a) (b)	294,791
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	99,162

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Rating††	Security	Value
			Wachovia Bank Commercial Mortgage Trust:
$190,000		B+	Series 2006-C28, Class AJ, 5.632% due 10/15/48(b)	$195,771
50,000		BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	54,565
			WaMu Mortgage Pass Through Certificates:
31,984		BBB+	Series 2004-AR11, Class A, 2.433% due 10/25/34(b)	32,259
121,915		BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(b)	118,565
1,000,000		B-	Series 2005-AR4, Class A5, 2.380% due 4/25/35(b)	988,000
356,707		AA+	Series 2005-AR11, Class A1A, 0.470% due 8/25/45(b)	339,732
630,552		AA+	Series 2005-AR13, Class A1A1, 0.440% due 10/25/45(b)	595,231
344,267		BBB-	Series 2005-AR19, Class A1A2, 0.440% due 12/25/45(b)	319,207
2,426,694		BBB	Series 2006-AR1, Class 2A1A, 1.194% due 1/25/46(b)	2,413,580
902,357		CCC	Series 2006-AR13, Class 2A, 2.209% due 10/25/46(b)	835,268
478,965		CCC	Series 2007-HY4, Class 4A1, 2.145% due 9/25/36(b)	426,995
955,965		Ca(d)	Series 2007-OA2, Class 2A, 0.824% due 1/25/47(b)	694,521
983,850		CCC	Series 2007-OA5, Class 1A, 0.874% due 6/25/47(b)	872,540
			Wells Fargo Mortgage Backed Securities Trust:
1,045,731		Caa1(d)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,028,134
401,368		CCC	Series 2006-AR2, Class 2A1, 2.613% due 3/25/36(b)	403,022
103,176		Caa2(d)	Series 2006-AR7, Class 2A4, 2.613% due 5/25/36(b)	97,643
			WF-RBS Commercial Mortgage Trust:
795,000		Aaa(d)	Series 2011-C2, Class A2, 3.791% due 2/15/44(a)	828,488
1,035,000		Aaa(d)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,091,159
2,002,664		Aaa(d)	Series 2012-C7, Class XA, 1.584% due 6/15/45(a) (b) (i)	187,338
145,000		Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	144,174

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $117,611,195)	120,254,903

SOVEREIGN BONDS - 5.8%
Brazil - 0.3%
439,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	484,085
3,468,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,557,833
			Federative Republic of Brazil:
317,000		Baa2(d)	4.875% due 1/22/21	350,285
505,000		BBB-	4.250 % due1/7/25	515,731

			Total Brazil	2,907,934

Canada - 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	154,008

Colombia - 0.0%
370,000		BBB	Colombia Government International Bond, 5.625% due 2/26/44	418,562

Hong Kong - 0.1%
1,000,000		AAA	Hong Kong Government Bond, 5.125% due 8/1/14(a) (c)	1,007,824

Italy - 2.2%
			Italy Buoni Poliennali Del Tesoro:
1,700,000	EUR	Baa2(d)	4.500% due 7/15/15	2,419,071
900,000	EUR	Baa2(d)	3.750% due 8/1/15	1,271,603
2,000,000	EUR	Baa2(d)	3.000% due 11/1/15	2,816,815
300,000	EUR	Baa2(d)	2.750% due 12/1/15	421,841
1,700,000	EUR	Baa2(d)	3.750% due 4/15/16	2,446,778
100,000	EUR	Baa2(d)	2.250% due 5/15/16	140,252
200,000	EUR	Baa2(d)	3.750% due 8/1/16	289,620
2,470,000	EUR	Baa2(d)	3.750% due 5/1/21	3,672,028
			Italy Certificati di Credito del Tesoro:
100,000	EUR	Baa2(d)	0.000% due 6/30/15	135,534
4,400,000	EUR	BBB+(h)	0.000% due 4/29/16	5,907,372

			Total Italy	19,520,914

Japan - 0.1%
800,000		AA-	Japan Bank for International Cooperation, 2.875% due 2/2/15	814,499

Mexico - 0.7%
			Mexican Bonos:
6,246,000	MXN	A	8.000% due 6/11/20	556,478
51,777,000	MXN	A	6.500% due 6/9/22	4,259,073
			Mexico Government International Bond:
226,000		BBB+	3.625% due 3/15/22	234,814

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Rating††	Security	Value
$828,000		BBB+	4.750% due 3/8/44	$848,700
78,000		BBB+	United Mexican States, 6.050% due 1/11/40	94,770

			Total Mexico	5,993,835

New Zealand - 0.1%
1,060,000	NZD	AA+	New Zealand Government Bond, 3.000% due 4/15/20	850,829

Norway - 0.1%
1,270,000		AAA	Kommunalbanken AS, 1.125% due 5/23/18(a)	1,258,287

Poland - 0.2%
3,350,000	PLN	A	Poland Government Bond, 4.000% due 10/25/23	1,131,881
610,000		A-	Poland Government International Bond, 4.000% due 1/22/24	640,500

			Total Poland	1,772,381

Russia - 0.1%
411,685		BBB-	Russian Federation (Restricted), step bond to yield, 7.500% due 3/31/30	478,789
47,950		BBB-	Russian Foreign Bond - Eurobond , step bond to yield, 7.500% due 3/31/30	55,766

			Total Russia	534,555

South Africa - 0.1%
520,000		BBB	South Africa Government International Bond, 5.875% due 9/16/25	586,560

Spain - 1.7%
			Spain Government Bond:
1,300,000	EUR	BBB	3.000% due 4/30/15	1,813,513
5,600,000	EUR	BBB	4.000% due 7/30/15	7,941,335
2,100,000	EUR	BBB	3.750% due 10/31/15	2,990,372
100,000	EUR	BBB	3.250% due 4/30/16	142,921
1,000,000	EUR	BBB	3.300% due 7/30/16	1,436,915
900,000	EUR	BBB	4.250% due 10/31/16	1,326,105

			Total Spain	15,651,161

Turkey - 0.1%
600,000		Baa3(d)	Turkey Government International Bond, 5.750% due 3/22/24	658,500

			TOTAL SOVEREIGN BONDS (Cost - $51,557,457)	52,129,849

ASSET-BACKED SECURITIES - 1.3%
Automobiles - 0.1%
845,000		AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(a)	848,288
98,900		AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	98,932

			Total Automobiles	947,220

Student Loans - 1.2%
696,176		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.323% due 3/25/42(a) (b)	651,011
850,000		AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.089% due 10/25/35(a) (b)	846,863
500,000		AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(b)	474,062
			SLM Student Loan Trust:
170,029		AA+	Series 2003-4, Class A5A, 0.983% due 3/15/33(a) (b)	169,492
1,220,000		AAA	Series 2003-11, Class A6, 0.983% due 12/15/25(a) (b)	1,220,035
1,400,000		AAA	Series 2004-1, Class A4, 0.489% due 10/27/25(b)	1,379,239
737,638		AAA	Series 2004-8A, Class A5, 0.729% due 4/25/24(a) (b)	741,920
900,000		AAA	Series 2005-4, Class A3, 0.349% due 1/25/27(b)	890,186
880,000		AA+	Series 2005-5, Class A5, 0.979% due 10/25/40(b)	852,500
1,280,814		AAA	Series 2010-A, Class 2A, 3.401% due 5/16/44(a) (b)	1,363,545
546,771		AAA	Series 2012-A, Class A1, 1.551% due 8/15/25(a) (b)	554,382
705,000		AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(a)	738,530
680,000		AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(a)	707,604
519,394		AAA	Series 2012-E, Class A1, 0.901% due 10/16/23(a) (b)	521,784

			Total Student Loans	11,111,153

			TOTAL ASSET-BACKED SECURITIES (Cost - $11,809,292)	12,058,373

MUNICIPAL BONDS - 1.0%
California - 0.3%
80,000		AA-	California Health Facilities Financing Authority, 5.000% due 8/15/52	86,293
			State of California, GO:
275,000		A	6.650% due 3/1/22	337,073
400,000		A	5.000% due 6/1/37	428,996

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$900,000	A	5.000% due 11/1/37	$973,899
100,000	A	5.000% due 12/1/37	108,405
150,000	A	5.000% due 9/1/42	163,847
165,000	AA-	University of California, 5.000% due 5/15/37	182,762

		Total California	2,281,275

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, GTDSTD-Insured, 0.862% due 1/29/46(b)	273,632

Illinois - 0.2%
		State of Illinois, GO:
500,000	A-	4.350% due 6/1/18	536,575
410,000	A-	5.877% due 3/1/19	464,001
240,000	A-	4.950% due 6/1/23	255,221
640,000	A-	5.100% due 6/1/33	648,269

		Total Illinois	1,904,066

Massachusetts - 0.0%
100,000	AA+	Massachusetts School Building Authority, 5.000% due 10/15/41	110,616

Minnesota - 0.1%
		Northstar Education Finance Inc., Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured:
825,000	AA+	0.376% due 4/28/30(b)	801,983
325,000	AA+	1.538% due 1/29/46(b)	296,459

		Total Minnesota	1,098,442

Nevada - 0.0%
435,000	AA+	Las Vegas Valley Water District, GO, 5.000% due 6/1/37	476,969

New York - 0.1%
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.000% due 11/1/42	89,207
		New York City Water & Sewer System:
120,000	AA+	Series BB, 5.000% due 6/15/47	130,955
115,000	AA+	Series CC, 5.000% due 6/15/47	126,017
270,000	AAA	New York State Urban Development Corp., 5.000% due 3/15/24	325,034

		Total New York	671,213

Ohio - 0.1%
1,000,000	B-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34	830,090
50,000	A+	Ohio State Turnpike Commission, 5.000% due 2/15/48	54,021

		Total Ohio	884,111

Texas - 0.1%
670,000	AA+	City of Houston TX, GO, 6.290% due 3/1/32	834,847

Virginia - 0.1%
449,280	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	488,758

		TOTAL MUNICIPAL BONDS (Cost - $8,716,146)	9,023,929

SENIOR LOANS - 0.1%
208,950	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	209,033
97,500	NR	Hilton Worldwide Finance LLC (Restricted), 4.000% due 10/26/20	97,256
207,900	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	208,309
113,604	NR	Sungard Data Systems Inc. (Restricted), 4.000% due 3/8/20	114,029

		TOTAL SENIOR LOANS (Cost - $629,698)	628,627

Shares
PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
30,275		GMAC Capital Trust I, 8.125%(b) (Cost - $751,009)	821,058

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Shares	Security	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
20,000	General Motors Corp., 0.000%*(c) (e) (Cost - $0)	$0

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
107	General Motors Co.	3,700
506	Motors Liquidation Co. GUC Trust*	12,640

	Total Automobiles	16,340

	TOTAL CONSUMER DISCRETIONARY	16,340

	TOTAL COMMON STOCKS (Cost - $0)	16,340

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
	General Motors Co., expires:
97	7/10/16*	2,380
97	7/10/19*	1,592

	Total Automobiles	3,972

	TOTAL CONSUMER DISCRETIONARY	3,972

	TOTAL WARRANTS (Cost - $0)	3,972

Notional Amount
PURCHASED OPTIONS - 0.0%
United States - 0.0%
3,350,000	Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 3/15/18, BCLY	176,693
2,190,000	Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 4/9/18, BCLY	117,384
1,450,000	Swaption, 3-Month USD-LIBOR, Put @ $5.00, expires 1/14/19, BCLY	58,403

	Total United States	352,480

	TOTAL PURCHASED OPTIONS (Cost - $480,728)	352,480

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $836,710,065)	853,099,964

Face Amount
SHORT-TERM INVESTMENTS (l) - 15.5%
CERTIFICATES OF DEPOSIT - 0.1%
	Credit Suisse:
$100,000	0.465% due 3/17/15(b)	100,000
1,000,000	0.467% due 4/10/15(b)	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,100,000)	1,100,000

COMMERCIAL PAPER - 0.7%
1,100,000	ENI Finance USA Inc., 0.583% due 5/22/15(m)	1,093,726
1,500,000	Macquarie Bank Ltd., 0.559% due 5/1/15(a) (b)	1,500,000
2,400,000	National Rural Utilities Cooperative Finance Corp., 0.090% due 6/4/14(m)	2,399,988
1,615,000	RBS Holdings USA, 0.200% due 6/23/14(m)	1,614,812

	TOTAL COMMERCIAL PAPER (Cost - $6,608,526)	6,608,526

CORPORATE NOTE - 0.3%
2,100,000	BellSouth Corp., 4.182% due 4/26/15(a) (c) (Cost - $2,175,788)	2,167,983

MONEY MARKET FUND - 0.0%
445,436	Invesco STIT - Government & Agency Portfolio(n) (Cost - $445,436)	445,436

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Security	Value
REPURCHASE AGREEMENTS - 4.6%
$10,900,000		Banc of America repurchase agreement dated 05/30/14, 0.100% due 6/2/14, Proceeds at maturity - $10,900,091; (Fully collateralized by U.S. Treasury Bond, 3.125% due 02/15/2043; Market Valued - $11,232,951.) (m)	$10,900,000
17,900,000		Barclays Capital Inc. repurchase agreement dated 05/30/14, 0.030% due 6/2/14, Proceeds at maturity - $17,900,045; (Fully collateralized by U.S. Treasury Note, 0.750%, due 02/28/2018; Market Valued - $18,246,026.) (m)	17,900,000
8,300,000		Citigroup Inc. repurchase agreement dated 05/30/14, 0.100% due 6/2/14, Proceeds at maturity - $8,300,069; (Fully collateralized by U.S. Treasury Note, 0.500%, due 10/15/2014; Market Valued - $8,469,404.) (m)	8,300,000
4,000,000		JPMorgan Securities repurchase agreement dated 05/30/14, 0.100% due 6/2/14, Proceeds at maturity - $4,000,033; (Fully collateralized by FNMA, 1.670%, due 12/17/2017; Market Valued - $4,088,478.) (m)	4,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $41,100,000)	41,100,000

TIME DEPOSITS - 7.1%
14,296,528		ANZ - London, 0.030% due 6/2/14	14,296,528
16,934,773		Barclays Bank PLC - Grand Cayman, 0.030% due 6/2/14	16,934,773
		BBH - Grand Cayman:
35,751	JPY	0.005% due 6/2/14	351
8,395	EUR	0.040% due 6/2/14	11,449
136	GBP	0.081% due 6/2/14	228
359	NOK	0.600% due 6/2/14	60
303	AUD	1.921% due 6/2/14	282
14,408,360		Deutsche Bank - Grand Cayman, 0.030% due 6/2/14	14,408,360
920,520		DNB ASA - Oslo, 0.030% due 6/2/14	920,520
		Wells Fargo - Grand Cayman:
16,560,898		0.030% due 6/2/14	16,560,898
303,213	EUR	0.040% due 6/2/14	413,507

		TOTAL TIME DEPOSITS (Cost - $63,546,956)	63,546,956

U.S. GOVERNMENT AGENCIES - 2.7%
		Federal Home Loan Bank (FHLB), Discount Notes:
2,005,000		0.040% due 7/11/14 (m)	2,004,913
5,400,000		0.047% due 7/23/14 (m)	5,399,639
6,380,000		0.052% due 7/30/14 (m)	6,379,466
2,455,000		0.060% due 8/8/14 (m)	2,454,726
3,420,000		0.055% due 8/15/14 (m)	3,419,613
1,450,000		0.060% due 8/22/14 (m)	1,449,804
2,870,000		0.055% due 8/27/14 (m)	2,869,623

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $23,977,784)	23,977,784

		TOTAL SHORT-TERM INVESTMENTS (Cost - $138,954,490)	138,946,685

		TOTAL INVESTMENTS - 110.6% (Cost - $975,664,555)	992,046,649

		Liabilities in Excess of Other Assets - (10.6)%	(95,335,757)

		TOTAL NET ASSETS - 100.0%	$896,710,892

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2014.
(c)	Illiquid security.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

(i)	Interest only security.
(j)	Principal only security.
(k)	Security is currently in default.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 15.5%.
(m)	Rate shown represents yield-to-maturity.
(n)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Assset Securitization Transactions Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BOA	—	Bank of America
CBOT	—	Chicago Board of Trade
CITI	—	Citigroup Global Markets Inc.
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC

See pages 108 and 109 for definition of ratings.

Summary of Investments by Security Type^
Corporate Bond & Note	23.5%
U.S. Government & Agency Obligation	22.8
Mortgage-Backed Security	20.0
Collateralized Mortgage Obligation	12.1
Sovereign Bond	5.3
Asset-Backed Security	1.2
Municipal Bond	0.9
Preferred Stock	0.1
Senior Loan	0.1
Purchased Option	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Convertible Preferred Stock	0.0	**
Short-Term Investments	14.0

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedule of Options Written

Notional Amounts/ Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value

United States
67	2-Year Eurodollar Mid-Curve July Futures, Call	GSC	12/12/14	$97.88	$68,256
100,000	OTC U.S. dollar versus Japanese yen, Put	BOA	2/18/19	80.00	4,114
1,800,000	Swaption, 3-Month USD-LIBOR, Call	DUB	6/11/14	2.64	12,340

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Written (continued)

Notional Amounts/ Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value

1,800,000	Swaption, 3-Month USD-LIBOR, Put	DUB	6/11/14	$3.04	$3
100,000	Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Call	BOA	6/18/14	0.55	88
100,000	Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Put	CITI	6/18/14	0.90	1
200,000	Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Put	JPM	6/18/14	0.90	1
1,000,000	Swaption, 3-Month USD-LIBOR, Call	RBS	9/2/14	2.63	10,064
5,000,000	Swaption, 3-Month USD-LIBOR, Call	RBS	9/2/14	2.68	61,535
6,000,000	Swaption, 3-Month USD-LIBOR, Put	RBS	9/2/14	3.03	18,309
6,700,000	Swaption, 3-Month USD-LIBOR, Put	RBS	9/21/15	2.50	112,193
5,470,000	Swaption, 3-Month USD-LIBOR, Put	BCLY	1/14/19	5.00	82,495
13	U.S. Treasury 10-Year Note July Futures, Call	CBOT	6/20/14	124.50	16,453
7	U.S. Treasury 10-Year Note July Futures, Call	CBOT	6/20/14	125.50	4,375
2	U.S. Treasury 5-Year Note July Futures, Put	CBOT	6/20/14	117.00	16
18	U.S. Treasury 5-Year Note July Futures, Put	CBOT	6/20/14	117.50	281
20	U.S. Treasury 5-Year Note July Futures, Call	CBOT	6/20/14	119.00	17,656
27	U.S. Treasury 5-Year Note July Futures, Call	CBOT	6/20/14	119.75	10,125
18	U.S. Treasury 5-Year Note July Futures, Call	CBOT	6/20/14	120.00	4,641
19	U.S. Treasury Long Bond July Futures, Call	CBOT	6/20/14	134.00	68,281

	Total United States				491,227

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $538,985)				$491,227

For details of other financial instruments held by this Fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
CORPORATE BONDS & NOTES - 93.6%
Aerospace & Defense - 1.4%
$ 130,000	B+	Alliant Techsystems Inc., Senior Unsecured Notes, 5.250% due 10/1/21(a)	$136,175
480,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	494,400
460,000	B	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	516,350
611,000	B	Erickson Inc., Secured Notes, 8.250% due 5/1/20(a)	626,275
200,000	B-	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	218,500
710,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 7.500% due 7/15/21	786,325
130,000	BB-	Triumph Group Inc., Company Guaranteed Notes, 5.250% due 6/1/22(a)	131,463

		Total Aerospace & Defense	2,909,488

Airlines - 1.2%
460,000	B-	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	475,525
310,627	BB+	American Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.625% due 1/15/21(a)	321,499
40,000	B+	American Airlines 2013-1 Class C Pass Through Trust, Pass Thru Certificates, 6.125% due 7/15/18(a)	42,500
487,222	BB+	American Airlines 2013-2 Class B Pass Through Trust, Equipment Trust, 5.600% due 7/15/20(a)	510,365
127,819	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	139,003
28,533	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	30,209
58,733	BB+	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	68,354
92,543	BB-	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	93,931
47,583	BBB+	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	54,542
30,000	BBB	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	32,138
420,000	BB+	United Airlines 2014-1 Class B Pass Through Trust, Pass Thru Certificates, 4.750% due 4/11/22	423,276
229,102	BB	US Airways 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 6.750% due 6/3/21	248,003
190,000	BB	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	194,750

		Total Airlines	2,634,095

Auto Components - 0.8%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
50,000	B+	7.750% due 11/15/19	57,813
180,000	B+	6.625% due 10/15/22	196,650
810,000	B	Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21	927,450
440,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% due 8/15/18(a) (b)	466,950

		Total Auto Components	1,648,863

Automobiles - 0.2%
370,000	BB	Jaguar Land Rover Automotive PLC, Company Guaranteed Notes, 4.125% due 12/15/18(a)	385,263

Banks - 3.3%
		Ally Financial Inc., Company Guaranteed Notes:
105,000	BB	5.500% due 2/15/17	114,253
365,000	BB	8.000% due 3/15/20	443,475
440,000	BB+	Bank of America Corp., Junior Subordinated Notes, 5.200% due 12/29/49(c)	427,900
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	230,250
		CIT Group Inc., Senior Unsecured Notes:
100,000	BB-	5.375% due 5/15/20	107,375
750,000	BB-	5.000% due 8/1/23	759,375
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a) (c)	247,800
170,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49	172,090
		Provident Funding Associates LP/PFG Finance Corp.:
785,000	B+	Company Guaranteed Notes, 6.750% due 6/15/21(a)	800,700
260,000	B+	Senior Notes, 10.125% due 2/15/19(a)	284,700
620,000	BB+	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	667,688
		Synovus Financial Corp.:
1,360,000	BB-	Senior Unsecured Notes, 7.875% due 2/15/19	1,567,400
440,000	B+	Subordinated Notes, 5.125% due 6/15/17	463,100
620,000	NR	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	678,900

		Total Banks	6,965,006

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
Beverages - 0.6%
$ 170,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	$174,888
150,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	161,250
270,000	BB+	Constellation Brands Inc., Company Guaranteed Notes, 4.250% due 5/1/23	270,000
370,000	B-	Crestview DS Merger Sub II Inc., Secured Notes, 10.000% due 9/1/21(a)	412,550
170,000	BB	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22(a)	178,925

		Total Beverages	1,197,613

Biotechnology - 0.1%
200,000	B+	Grifols Worldwide Operations Ltd., Senior Unsecured Notes, 5.250% due 4/1/22(a)	207,500

Building Products - 0.5%
500,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22(a)	495,000
195,000	B-	Texas Industries Inc., Company Guaranteed Notes, 9.250% due 8/15/20	221,812
370,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Unsecured Notes, 6.750% due 12/15/21(a)	380,175

		Total Building Products	1,096,987

Chemicals - 1.4%
310,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	308,838
400,000	B-	Hexion US Finance Corp., Senior Secured Notes, 6.625% due 4/15/20	423,000
80,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 8.875% due 2/1/18	83,600
130,000	B+	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19(a)	135,687
645,000	B	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	648,225
1,060,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	1,173,950
280,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	291,900

		Total Chemicals	3,065,200

Commercial Services & Supplies - 3.0%
185,000	B	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18(a)	205,813
460,000	BB-	Ashtead Capital Inc., Secured Notes, 6.500% due 7/15/22(a)	503,700
		Cenveo Corp.:
260,000	CCC	Company Guaranteed Notes, 11.500% due 5/15/17	261,300
765,000	CCC+	Secured Notes, 8.875% due 2/1/18	787,950
425,000	B-	DynCorp International Inc., Company Guaranteed Notes, 10.375% due 7/1/17	446,781
375,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	414,375
100,000	BB+	JM Huber Corp., Senior Notes, 9.875% due 11/1/19(a)	114,750
320,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	333,600
410,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	438,700
110,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	117,700
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	348,862
400,000	B	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18(a)	426,000
135,000	BB-	Sotheby’s, Company Guaranteed Notes, 5.250% due 10/1/22(a)	130,275
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21(a)	115,775
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	224,000
1,345,000	BB-	7.625% due 4/15/22	1,531,619

		Total Commercial Services & Supplies	6,401,200

Communications Equipment - 0.2%
		CommScope Inc., Company Guaranteed Notes:
235,000	B+	5.000% due 6/15/21(a)	237,350
235,000	B+	5.500% due 6/15/24(a)	237,350

		Total Communications Equipment	474,700

Construction Materials - 0.6%
450,000	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% due 4/15/19(a) (b)	456,750
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	427,000
430,000	B	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18(a)	467,625

		Total Construction Materials	1,351,375

Consumer Finance - 0.5%
360,000	BB-	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	360,900
200,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	210,016

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
		SLM Corp., Senior Unsecured Notes:
$ 120,000	BB	8.450% due 6/15/18	$141,525
280,000	BB	6.125% due 3/25/24	282,100

		Total Consumer Finance	994,541

Containers & Packaging - 1.0%
222,868	CCC+	ARD Finance SA, Senior Secured Notes, 11.125% due 6/1/18(a) (b)	239,583
		Ardagh Packaging Finance PLC, Company Guaranteed Notes:
200,000	CCC+	6.250% due 1/31/19(a)	207,500
700,000	CCC+	6.750% due 1/31/21(a)	731,500
430,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Company Guaranteed Notes, 6.000% due 6/15/17(a)	439,675
110,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.750% due 4/15/21	110,963
50,000	CCC+	Pactiv Corp., Company Guaranteed Notes, 7.950% due 12/15/25	52,000
210,000	CCC+	Pactiv LLC, Company Guaranteed Notes, 8.375% due 4/15/27	219,450
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	221,550

		Total Containers & Packaging	2,222,221

Diversified Consumer Services - 0.1%
130,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	141,700

Diversified Financial Services - 3.0%
280,000	BB+	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 5/15/21(a)	282,450
280,000	Caa1(d)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	280,000
360,000	BB+	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20(a)	376,650
		E*Trade Financial Corp., Senior Unsecured Notes:
115,000	B-	6.750% due 6/1/16	125,206
500,000	B-	6.375% due 11/15/19	545,625
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	455,100
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 5.210% due 12/21/65(a) (c)	482,500
		International Lease Finance Corp., Senior Unsecured Notes:
520,000	BB+	8.250% due 12/15/20	631,150
155,000	BB+	8.625% due 1/15/22	192,394
490,000	B-	Jack Cooper Holdings Corp., Senior Secured Notes, 9.250% due 6/1/20(a)	537,162
230,000	B3(d)	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	232,300
		Nuveen Investments Inc., Senior Unsecured Notes:
330,000	CCC	5.500% due 9/15/15	342,375
780,000	CCC	9.500% due 10/15/20(a)	930,150
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	178,800
260,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	277,550
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a) (c)	542,500

		Total Diversified Financial Services	6,411,912

Diversified Telecommunication Services - 5.1%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	131,100
240,000	BB	6.750% due 12/1/23	262,800
1,415,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	1,486,634
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	33,862
550,000	B-	Cogent Communications Finance Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	543,125
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.250% due 10/15/20	64,950
150,000	B+	7.500% due 4/1/21	164,812
755,000	B-	6.625% due 12/15/22	790,863
930,000	B+	5.500% due 8/1/23(a)	928,838
		Intelsat Luxembourg SA, Company Guaranteed Notes:
595,000	B-	7.750% due 6/1/21	632,931
270,000	B-	8.125% due 6/1/23	291,263
		Level 3 Financing Inc., Company Guaranteed Notes:
210,000	CCC+	7.000% due 6/1/20	228,375
1,140,000	CCC+	8.625% due 7/15/20	1,285,350
230,000	CCC+	6.125% due 1/15/21(a)	244,088
		tw telecom holdings inc., Company Guaranteed Notes:
390,000	BB-	5.375% due 10/1/22	399,750
680,000	BB-	6.375% due 9/1/23	729,300

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
$ 340,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	$376,550
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	410,650
685,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	726,100
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	262,275
		Windstream Corp., Company Guaranteed Notes:
650,000	B	7.500% due 6/1/22	702,000
150,000	B	7.500% due 4/1/23	160,125
60,000	B	6.375% due 8/1/23	59,850

		Total Diversified Telecommunication Services	10,915,591

Electric Utilities - 1.0%
20,000	B	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	21,300
		Calpine Corp., Senior Secured Notes:
76,000	BB-	7.500% due 2/15/21(a)	82,745
380,000	BB-	5.875% due 1/15/24(a)	399,950
4,522	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	4,502
		GenOn REMA LLC, Pass Thru Certificates:
95,467	B+	9.237% due 7/2/17	98,808
340,000	B+	9.681% due 7/2/26	370,600
110,211	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	123,160
906,094	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,028,417

		Total Electric Utilities	2,129,482

Electronic Equipment, Instruments & Components - 0.8%
95,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17(a)	104,025
20,000	B-	Kemet Corp., Senior Secured Notes, 10.500% due 5/1/18	21,250
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	273,750
430,000	B+	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	456,875
750,000	B+	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21(a)	770,625

		Total Electronic Equipment, Instruments & Components	1,626,525

Energy Equipment & Services - 3.1%
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B+	6.625% due 10/1/20	138,450
350,000	B+	4.750% due 11/15/21	341,250
110,000	B+	5.875% due 8/1/23	111,650
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
520,000	BB+	5.875% due 4/15/21	557,050
230,000	BB+	6.125% due 7/15/22	251,850
520,000	B+	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 6.500% due 6/1/21	501,800
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(e) (f) *	0
560,000	B	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	597,800
400,000	CCC+	Foresight Energy LLC/Foresight Energy Corp., Senior Unsecured Notes, 7.875% due 8/15/21(a)	427,000
500,000	BB	Forum Energy Technologies Inc., Senior Unsecured Notes, 6.250% due 10/1/21(a)	533,750
410,000	B	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	446,900
350,000	BB	McDermott International Inc., Secured Notes, 8.000% due 5/1/21(a)	357,000
485,000	CCC+	Ocean Rig UDW Inc., Senior Unsecured Notes, 7.250% due 4/1/19(a)	482,575
250,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22(a)	260,000
490,000	B+	Pioneer Energy Services Corp., Company Guaranteed Notes, 6.125% due 3/15/22(a)	504,700
70,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	75,775
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB	6.375% due 8/1/22	351,265
260,000	BB	5.250% due 5/1/23	267,150
40,000	BB	4.250% due 11/15/23	38,000
240,000	B-	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	261,000
40,000	NR	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19 (a)	26,900

		Total Energy Equipment & Services	6,531,865

Food Products - 2.1%
290,000	BB-	ARAMARK Corp., Company Guaranteed Notes, 5.750% due 3/15/20	309,938
611,000	B	Chiquita Brands International, Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21	670,572
484,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	504,570
340,000	CCC+	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	355,300
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	354,812

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
$ 310,000	CCC+	Hearthside Group Holdings LLC/Hearthside Finance Co., Company Guaranteed Notes, 6.500% due 5/1/22(a)	$313,875
470,000	BB-	HJ Heinz Co., Secured Notes, 4.250% due 10/15/20(a)	471,175
220,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	221,650
550,000	CCC	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	596,750
450,000	BB-	Smithfield Foods Inc., Senior Unsecured Notes, 5.875% due 8/1/21(a)	479,250
224,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	234,640

		Total Food Products	4,512,532

Gas Utilities - 0.1%
310,000	NR	New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes, 11.750% due 5/15/19	308,521

Health Care Equipment & Supplies - 1.5%
		Alere Inc., Company Guaranteed Notes:
345,000	B-	7.250% due 7/1/18	378,637
670,000	CCC+	6.500% due 6/15/20	708,525
380,000	B-	Biomet Inc., Company Guaranteed Notes, 6.500% due 10/1/20	410,400
260,000	BB+	Catamaran Corp., Company Guaranteed Notes, 4.750% due 3/15/21	264,550
200,000	B-	ConvaTec Finance International SA, Senior Unsecured Notes, 8.250% due 1/15/19(a) (b)	205,000
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	85,200
520,000	CCC+	9.875% due 4/15/18	562,900
395,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	457,212
190,000	BB	Teleflex Inc., Company Guaranteed Notes, 5.250% due 6/15/24(a)	193,088

		Total Health Care Equipment & Supplies	3,265,512

Health Care Providers & Services - 3.2%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
303,000	B-	12.875% due 11/1/18	365,115
390,000	B-	6.125% due 3/15/21	409,500
355,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22(a)	375,413
210,000	B-	ExamWorks Group Inc., Company Guaranteed Notes, 9.000% due 7/15/19	229,425
480,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.875% due 1/31/22(a)	523,200
340,000	B-	HCA Holdings Inc., Senior Unsecured Notes, 7.750% due 5/15/21	375,275
		HCA Inc.:
570,000	B-	Company Guaranteed Notes, 5.875% due 5/1/23	591,375
530,000	BB	Senior Secured Notes, 5.000% due 3/15/24	539,275
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	65,550
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	662,625
690,000	B-	MedImpact Holdings Inc., Senior Secured Notes, 10.500% due 2/1/18(a)	759,000
455,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	476,612
		Tenet Healthcare Corp.:
330,000	B+	Senior Secured Notes, 4.750% due 6/1/20	335,775
		Senior Unsecured Notes:
410,000	CCC+	8.000% due 8/1/20	447,925
425,000	CCC+	8.125% due 4/1/22	484,500
295,000	CCC+	6.875% due 11/15/31	278,775

		Total Health Care Providers & Services	6,919,340

Hotels, Restaurants & Leisure - 6.1%
570,000	B-	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	655,500
		Bossier Casino Venture Holdco Inc.:
55,948	NR	11.000% due 2/9/18(e)	56,033
174,891	NR	Senior Secured Notes, 14.000% due 2/9/18(a) (b) (e)	173,322
		Boyd Gaming Corp., Company Guaranteed Notes:
70,000	CCC+	9.125% due 12/1/18	74,725
620,000	CCC+	9.000% due 7/1/20	687,425
60,000	B-	Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Company Guaranteed Notes, step bond to yield, 11.000% due 4/15/19(a)	55,350
		Caesars Entertainment Operating Co., Inc., Senior Secured Notes:
58,000	CCC-	11.250% due 6/1/17	51,330
860,000	CCC-	9.000% due 2/15/20	690,150
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21(a)	115,225
260,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20(a)	270,075
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	264,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
$ 150,000	CCC+	CEC Entertainment Inc., Senior Unsecured Notes, 8.000% due 2/15/22(a)	$153,000
595,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	621,031
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	175,100
1,110,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(a)	1,175,906
470,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	498,200
250,000	CCC+	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20(g)	267,500
470,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	505,250
565,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20(a)	626,444
400,000	B+	Marina District Finance Co., Inc., Senior Secured Notes, 9.875% due 8/15/18	424,500
280,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	280,700
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,252,969
800,000	B+	7.750% due 3/15/22	941,000
320,000	CCC	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 9.750% due 9/1/21(g)	347,200
425,000	B-	MTR Gaming Group Inc., Secured Notes, 11.500% due 8/1/19	479,719
255,000	BB-	NCL Corp. Ltd., Company Guaranteed Notes, 5.000% due 2/15/18	264,562
455,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	495,950
180,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 3/15/22	186,750
		Scientific Games International Inc.:
230,000	B	Company Guaranteed Notes, 6.250% due 9/1/20	228,850
285,000	B	Senior Subordinated Notes, 6.625% due 5/15/21(a)	283,575
300,000	B-	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	330,375
400,000	CCC	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20(a)	413,000

		Total Hotels, Restaurants & Leisure	13,045,216

Household Durables - 1.6%
455,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	493,675
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	669,475
700,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19	768,250
350,000	B+	Standard Pacific Corp., Company Guaranteed Notes, 6.250% due 12/15/21	377,125
905,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	918,575
125,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20	140,313

		Total Household Durables	3,367,413

Household Products - 1.8%
90,000	B-	American Greetings Corp., Company Guaranteed Notes, 7.375% due 12/1/21	95,850
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% due 2/15/19(a) (b)	429,000
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
640,000	CCC+	9.000% due 4/15/19	681,600
715,000	CCC+	9.875% due 8/15/19	790,969
1,010,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,055,450
		Spectrum Brands Inc., Company Guaranteed Notes:
110,000	B	6.375% due 11/15/20	119,762
530,000	B	6.625% due 11/15/22	583,000

		Total Household Products	3,755,631

Independent Power & Renewable Electricity Producers - 1.2%
		AES Corp. (The), Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	394,000
150,000	BB-	5.500% due 3/15/24	154,500
		NRG Energy Inc., Company Guaranteed Notes:
305,000	BB-	7.625% due 1/15/18	349,606
155,000	BB-	7.875% due 5/15/21	173,213
1,100,000	BB-	6.250% due 7/15/22(a)	1,168,750
370,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	408,850

		Total Independent Power & Renewable Electricity Producers	2,648,919

Industrial Conglomerates - 1.1%
370,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	383,875
520,000	CCC+	HD Supply Inc., Company Guaranteed Notes, 7.500% due 7/15/20	566,800
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23	255,450
		SunGard Data Systems Inc., Company Guaranteed Notes:
605,000	B-	6.625% due 11/1/19	642,813

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
$500,000	B	7.625% due 11/15/20	$550,625

		Total Industrial Conglomerates	2,399,563

Insurance - 0.4%
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	538,750
225,000	CCC+	Hockey Merger Sub 2 Inc., Senior Unsecured Notes, 7.875% due 10/1/21(a)	242,438

		Total Insurance	781,188

Internet Software & Services - 1.2%
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	82,425
270,000	BB-	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	288,563
285,000	B+	Cogent Communications Holdings Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	307,087
450,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	480,375
		EarthLink Inc.:
655,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(g)	653,362
280,000	B+	Senior Secured Notes, 7.375% due 6/1/20	294,350
370,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	405,613

		Total Internet Software & Services	2,511,775

Leisure Products - 0.2%
140,000	CCC+	24 Hour Holdings III LLC, Company Guaranteed Notes, 8.000% due 6/1/22(a)	140,525
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	259,800

		Total Leisure Products	400,325

Machinery - 2.2%
930,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	997,425
200,000	BB-	Emeco Pty Ltd., Senior Secured Notes, 9.875% due 3/15/19(a)	205,500
139,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	153,943
425,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	469,625
410,000	B	Mueller Water Products Inc., Company Guaranteed Notes, 7.375% due 6/1/17	418,200
650,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21(g)	676,812
		Terex Corp., Company Guaranteed Notes:
130,000	BB	6.500% due 4/1/20	141,537
880,000	BB	6.000% due 5/15/21	943,800
120,000	CCC+	Vander Intermediate Holding II Corp., Senior Unsecured Notes, 9.750% due 2/1/19(a) (b)	127,500
100,000	B	Waterjet Holdings Inc., Senior Secured Notes, 7.625% due 2/1/20(a)	106,500
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	553,475

		Total Machinery	4,794,317

Marine - 0.1%
200,000	B	Global Ship Lease Inc., Senior Secured Notes, 10.000% due 4/1/19(a)	213,500

Media - 8.0%
510,000	P	Altice SA, Senior Secured Notes, 7.750% due 5/15/22(a)	537,413
300,000	BB	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	329,250
		CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Company Guaranteed Notes:
130,000	BB-	5.250% due 2/15/22(a)	133,575
130,000	BB-	5.625% due 2/15/24(a)	133,900
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
120,000	BB-	8.125% due 4/30/20	131,100
800,000	BB-	6.500% due 4/30/21	857,000
1,380,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	1,480,050
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
565,000	B	7.625% due 3/15/20	609,800
190,000	B	6.500% due 11/15/22	203,500
205,000	B+	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	232,931
500,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	598,750
1,395,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19	1,478,700
		DISH DBS Corp., Company Guaranteed Notes:
775,000	BB-	7.875% due 9/1/19	924,187
110,000	BB-	6.750% due 6/1/21	124,713
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	424,575
200,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	208,000
715,000	B+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	770,412
160,000	B-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	180,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
		LBI Media Inc.:
$397,575	C	Secured Notes, 13.500% due 4/15/20(a)	$405,527
655,000	CCC-	Senior Secured Notes, 10.000% due 4/15/19(a)	702,487
350,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	373,625
385,000	B+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	407,619
300,000	B-	MDC Partners Inc., Company Guaranteed Notes, 6.750% due 4/1/20(a)	318,750
660,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	686,400
200,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	216,000
390,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	418,275
400,000	B+	Numericable Group SA, Senior Secured Notes, 6.000% due 5/15/22(a)	415,500
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	166,312
1,480,000	CCC	Radio One Inc., Senior Subordinated Notes, 9.250% due 2/15/20(a)	1,605,800
150,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	150,188
215,000	BBB-	Sirius XM Radio Inc., Company Guaranteed Notes, 5.250% due 8/15/22(a)	233,275
410,000	BB	Starz LLC/Starz Finance Corp., Company Guaranteed Notes, 5.000% due 9/15/19	428,450
		Univision Communications Inc.:
780,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	859,950
		Senior Secured Notes:
100,000	B+	6.875% due 5/15/19(a)	107,250
130,000	B+	7.875% due 11/1/20(a)	143,812

		Total Media	16,997,076

Metals & Mining - 2.6%
440,000	CCC	American Rock Salt Co. LLC/American Rock Capital Corp., Secured Notes, 8.250% due 5/1/18(a)	459,338
80,000	BB+	ArcelorMittal, Senior Unsecured Notes, 6.000% due 3/1/21	86,400
250,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	233,125
395,000	B+	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	386,113
		FMG Resources (August 2006) Pty Ltd., Company Guaranteed Notes:
300,000	BB-	6.875% due 2/1/18(a)	315,000
735,000	BB-	8.250% due 11/1/19(a)	802,068
585,000	BB-	6.875% due 4/1/22(a)	619,369
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	149,175
320,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	365,600
190,000	D	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a) (f) *	98,800
90,000	NR	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18(a) (f)	23,400
135,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20(g)	122,006
		Ryerson Inc./Joseph T Ryerson & Son Inc.:
90,000	CCC	Company Guaranteed Notes, 11.250% due 10/15/18	101,250
480,000	CCC+	Senior Secured Notes, 9.000% due 10/15/17	516,600
220,000	B-	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18(a)	182,050
470,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	507,013
		Thompson Creek Metals Co., Inc.:
430,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	484,825
30,000	B	Senior Secured Notes, 9.750% due 12/1/17	33,750

		Total Metals & Mining	5,485,882

Multiline Retail - 0.7%
		JCPenney Corp. Inc., Company Guaranteed Notes:
1,045,000	CCC-	6.875% due 10/15/15(g)	1,052,837
350,000	CCC-	7.950% due 4/1/17	350,000

		Total Multiline Retail	1,402,837

Oil, Gas & Consumable Fuels - 17.1%
465,000	B	Alpha Natural Resources Inc., Secured Notes, 7.500% due 8/1/20(a)	445,238
315,000	NR	American Energy - Utica LLC, Unsecured Notes, 3.500% due 3/1/21(a) (b)	327,600
90,000	BB-	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21	94,050
		Arch Coal Inc., Company Guaranteed Notes:
170,000	CCC+	7.000% due 6/15/19(g)	127,075
60,000	CCC+	9.875% due 6/15/19	51,600
450,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	479,250
250,000	B+	Basic Energy Services Inc., Company Guaranteed Notes, 7.750% due 10/15/22	279,063
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	BB-	6.750% due 11/1/20	31,950
280,000	BB-	6.375% due 9/15/22	294,700

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
$20,000	B+	9.625% due 8/1/20	$23,225
320,000	B+	7.625% due 1/15/22	340,400
		Chaparral Energy Inc., Company Guaranteed Notes:
175,000	B-	8.250% due 9/1/21	192,062
970,000	B-	7.625% due 11/15/22	1,037,900
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 11/15/20	175,125
550,000	BB+	6.125% due 2/15/21	620,812
690,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	727,950
295,000	B-	Comstock Resources Inc., Company Guaranteed Notes, 9.500% due 6/15/20	337,775
430,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	462,250
290,000	BB	CONSOL Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	316,825
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22	285,188
300,000	BB-	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 7/15/22	322,500
1,095,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	1,141,538
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	71,600
10,000	BB	El Paso Corp., Senior Secured Notes, 7.800% due 8/1/31	10,875
435,000	B-	EPL Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 2/15/18	469,800
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	483,000
660,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 8.500% due 4/15/22	683,100
230,000	B-	FTS International Inc., Company Guaranteed Notes, 6.250% due 5/1/22(a)	235,750
670,000	B-	Gastar Exploration Inc., Senior Secured Notes, 8.625% due 5/15/18	693,450
		Halcon Resources Corp., Company Guaranteed Notes:
90,000	CCC+	9.750% due 7/15/20	99,000
1,260,000	CCC+	8.875% due 5/15/21	1,348,200
		Hercules Offshore Inc., Company Guaranteed Notes:
1,175,000	B	10.250% due 4/1/19(a)	1,310,125
270,000	B	8.750% due 7/15/21(a)	290,250
190,000	B	7.500% due 10/1/21(a)	192,375
		Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes:
340,000	B	7.250% due 10/1/20(a)	373,150
200,000	B	5.500% due 5/15/22(a)	203,500
880,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	924,000
660,000	BB	Kinder Morgan Inc., Senior Unsecured Notes, 5.625% due 11/15/23(a)	668,866
		Kodiak Oil & Gas Corp., Company Guaranteed Notes:
210,000	B	8.125% due 12/1/19	234,150
40,000	B	5.500% due 2/1/22	41,100
220,000	B+	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 6.500% due 5/15/19	232,650
120,000	CCC+	Lonestar Resources America Inc., Senior Unsecured Notes, 8.750% due 4/15/19(a)	120,600
1,670,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	1,853,700
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
94,000	BB	6.250% due 6/15/22	101,990
280,000	BB	4.500% due 7/15/23	276,500
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB	6.375% due 1/30/23(a)	383,400
400,000	BB	7.000% due 3/31/24(a)	433,000
210,000	Ca(d)	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(f) *	168,000
120,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23(a)	125,400
130,000	B	Natural Resource Partners LP, Senior Unsecured Notes, 9.125% due 10/1/18(a)	136,500
525,000	B-	Offshore Group Investment Ltd., Senior Secured Notes, 7.500% due 11/1/19	553,875
745,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	733,825
320,000	CCC	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	340,000
		Peabody Energy Corp., Company Guaranteed Notes:
600,000	BB-	6.250% due 11/15/21(g)	603,000
270,000	BB-	7.875% due 11/1/26	284,850
50,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 6.500% due 5/15/21	54,125
200,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	191,595
730,000	B	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	779,275
520,000	Ba3(d)	Puma International Financing SA, Company Guaranteed Notes, 6.750% due 2/1/21(a)	546,208

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
		QEP Resources Inc., Senior Unsecured Notes:
$ 400,000	BB+	5.375% due 10/1/22	$407,000
560,000	BB+	5.250% due 5/1/23	562,800
500,000	B-	QR Energy LP/QRE Finance Corp., Company Guaranteed Notes, 9.250% due 8/1/20	537,500
400,000	CCC-	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21(a)	415,000
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	135,672
260,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 5.875% due 3/1/22	276,900
400,000	CCC+	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	417,000
265,000	B-	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	295,475
465,000	CCC+	Rice Energy Inc., Company Guaranteed Notes, 6.250% due 5/1/22(a)	469,650
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
275,000	BB	6.850% due 7/15/18(a)	292,187
365,000	BB	6.000% due 1/15/19(a)	376,863
525,000	BB	5.625% due 4/15/20(a)	526,312
830,000	BB	6.875% due 4/15/40(a)	788,500
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
630,000	BB+	5.625% due 2/1/21	663,075
440,000	BB+	6.250% due 3/15/22(a)	473,000
260,000	P	5.750% due 5/15/24(a)	267,475
750,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 10.750% due 2/15/20(a)	787,500
845,000	B-	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21(a)	908,375
230,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	261,050
240,000	B+	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18(a)	259,200
230,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	231,150
		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes:
230,000	BB-	7.375% due 3/15/20	246,962
280,000	BB-	5.500% due 6/1/24	284,200
80,000	B	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes, 7.500% due 7/1/21	87,200
110,000	B+	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.375% due 2/1/20(a)	117,700
750,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Senior Unsecured Notes, 9.750% due 2/15/18(a)	795,000
300,000	BB	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	317,250
365,000	B-	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	396,937
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	600,875

		Total Oil, Gas & Consumable Fuels	36,562,668

Paper & Forest Products - 1.3%
690,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20 (a)	690,863
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	156,000
200,000	B-	Exopack Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	214,000
60,000	NR	Momentive Performance Materials Inc., Senior Secured Notes, 8.875% due 10/15/20(f) *	64,950
470,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	455,900
1,249,000	B+	Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes, 11.750% due 1/15/19(g)	1,139,582

		Total Paper & Forest Products	2,721,295

Personal Products - 0.4%
90,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(a)	85,050
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	851,700

		Total Personal Products	936,750

Pharmaceuticals - 0.9%
420,000	CCC+	JLL/Delta Dutch Newco BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	432,075
540,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	541,350
160,000	B	Salix Pharmaceuticals Ltd., Company Guaranteed Notes, 6.000% due 1/15/21(a)	172,000
760,000	B	Valeant Pharmaceuticals International, Company Guaranteed Notes, 6.375% due 10/15/20(a)	816,050

		Total Pharmaceuticals	1,961,475

Real Estate Investment Trusts (REITs) - 1.4%
240,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Unsecured Notes, 6.875% due 2/15/21(a)	242,400
670,000	B	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	703,500
50,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 4.125% due 4/1/20	50,125
230,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21(a)	233,450
700,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	725,375
815,000	B3(d)	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	957,625

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
		Total Real Estate Investment Trusts (REITs)	$2,912,475

Real Estate Management & Development - 0.4%
$770,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	831,600
140,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 4.500% due 4/15/19(a)	141,050

		Total Real Estate Management & Development	972,650

Software - 2.1%
120,000	BB	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	126,900
		Activision Blizzard Inc., Company Guaranteed Notes:
80,000	BB+	5.625% due 9/15/21(a)	86,400
600,000	BB+	6.125% due 9/15/23(a)	663,000
160,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21(a)	171,200
650,000	CCC+	BMC Software Finance Inc., Senior Unsecured Notes, 8.125% due 7/15/21(a)	687,375
380,000	CCC+	BMC Software Inc., Senior Unsecured Notes, 7.250% due 6/1/18	399,000
		First Data Corp.:
		Company Guaranteed Notes:
345,000	B-	12.625% due 1/15/21	415,725
300,000	CCC+	11.750% due 8/15/21	334,500
		Secured Notes:
155,000	B-	8.250% due 1/15/21(a)	168,950
240,000	B-	8.750% due 1/15/22(a) (b)	264,000
275,000	NR	First Data Holdings Inc., Senior Unsecured Notes, 14.500% due 9/24/19(a) (b)	277,750
170,000	B-	Interactive Data Corp., Company Guaranteed Notes, 5.875% due 4/15/19(a)	172,125
290,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes, 9.250% due 1/15/18(a)	297,250
505,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	516,362

		Total Software	4,580,537

Specialty Retail - 1.5%
490,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21	470,400
70,000	CCC+	Chinos Intermediate Holdings A Inc., Senior Unsecured Notes, 7.750% due 5/1/19(a) (b)	72,275
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	385,700
230,000	BB	Group 1 Automotive Inc., Senior Unsecured Notes, 5.000% due 6/1/22(a)	232,300
720,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	653,400
230,000	CCC+	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	235,175
270,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% due 10/15/21(a) (b)	299,025
580,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% due 5/1/18(a) (b)	595,231
300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17(a)	318,753

		Total Specialty Retail	3,262,259

Technology Hardware, Storage & Peripherals - 0.2%
465,000	BB	NCR Corp., Senior Unsecured Notes, 6.375% due 12/15/23(a)	503,363

Textiles, Apparel & Luxury Goods - 0.3%
130,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	134,550
410,000	CCC	Quiksilver, Inc./QS Wholesale, Inc., Company Guaranteed Notes, 10.000% due 8/1/20	467,400
90,000	BB+	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21(a)	94,275

		Total Textiles, Apparel & Luxury Goods	696,225

Tobacco - 0.2%
370,000	B-	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	379,250

Transportation Infrastructure - 3.2%
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	293,625
505,000	BB+	7.625% due 4/15/20	584,537
360,000	B-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	374,400
170,000	B+	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	183,813
325,000	B	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	347,750
470,000	BB-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	514,650
930,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	974,175
255,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	266,475
402,000	B3(d)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	405,015
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes, 10.000% due 2/15/18(a) (b)	380,175
1,000,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	1,077,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating†	Security	Value
$240,000	B	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	$261,600
670,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	686,750
405,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	438,412

		Total Transportation Infrastructure	6,788,877

Wireless Telecommunication Services - 2.6%
500,000	BB-	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	522,500
130,000	BB	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	137,273
430,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	436,988
		Sprint Capital Corp., Company Guaranteed Notes:
650,000	BB-	6.875% due 11/15/28	669,500
765,000	BB-	8.750% due 3/15/32	889,312
		Sprint Communications Inc.:
120,000	BB+	Company Guaranteed Notes, 9.000% due 11/15/18(a)	146,100
		Senior Unsecured Notes:
305,000	BB-	7.000% due 8/15/20	337,788
475,000	BB-	11.500% due 11/15/21	648,375
		Sprint Corp., Company Guaranteed Notes:
1,260,000	BB-	7.875% due 9/15/23(a)	1,426,950
20,000	BB-	7.125% due 6/15/24(a)	21,600
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	232,737

		Total Wireless Telecommunication Services	5,469,123

		TOTAL CORPORATE BONDS & NOTES (Cost - $193,505,326)	199,867,621

SENIOR LOANS - 0.3%
220,000	NR	CRC Health Corp., 9.000 % due 9/28/21	220,964
150,000	NR	Gymboree Corp. (Restricted), 5.000% due 2/23/17	122,384
280,000	NR	Radnet Inc., 8.000 % due 3/25/21	282,100

		TOTAL SENIOR LOANS (Cost - $639,448)	625,448

Shares
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)* (a) (e)	19,906

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
18,163		DeepOcean Group Holdings AS (Restricted)* (a) (e)	606,099

Oil, Gas & Consumable Fuels - 0.0%
1,378		Halcon Resources Corp.*	8,599

		TOTAL ENERGY	614,698

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
2,876		Realogy Holdings Corp.*	106,930

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
1,400		Physiotherapy Associates Holdings Inc.* (e)	67,200

INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
135,004		Horizon Lines Inc. (Restricted), Class A shares* (a)	48,601

		TOTAL COMMON STOCKS (Cost - $1,000,268)	857,335

CONVERTIBLE PREFERRED STOCK - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
525		Halcon Resources Corp., 5.750% (Cost - $443,135)*	556,631

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
22,509	GMAC Capital Trust I, 8.125%(c)	$610,444

Consumer Finance - 0.0%
125	Ally Financial Inc., 7.000%(a)	126,687

	TOTAL FINANCIALS	737,131

	TOTAL PREFERRED STOCKS (Cost - $605,336)	737,131

WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	Jack Cooper Holdings Corp., expires:
376	12/15/17* (a)	58,280
183	5/6/18* (a)	28,365

	Total Diversified Financial Services	86,645

	TOTAL FINANCIALS	86,645

	TOTAL WARRANTS (Cost - $19,405)	86,645

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,212,918)	202,730,811

Face Amount
SHORT-TERM INVESTMENTS(h) - 6.8%
MONEY MARKET FUND - 2.3%
$ 4,951,765	Invesco STIT - Government & Agency Portfolio(i) (Cost - $4,951,765)	4,951,765

TIME DEPOSITS - 4.5%
5,806,186	Banco Santander SA - Frankfurt, 0.030% due 6/2/14	5,806,186
3,766,693	Barclays Bank PLC - Grand Cayman, 0.030% due 6/2/14	3,766,693

	TOTAL TIME DEPOSITS (Cost - $9,572,879)	9,572,879

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,524,644)	14,524,644

	TOTAL INVESTMENTS - 101.7% (Cost - $210,737,562#)	217,255,455

	Liabilities in Excess of Other Assets - (1.7)%	(3,706,072)

	TOTAL NET ASSETS - 100.0%	$213,549,383

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2014.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Security is currently in default.
(g)	All or a portion of this security is on loan (See Note 1).
(h)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.5%.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 108 and 109 for definition of ratings.

Summary of Investments by Security Type^
Corporate Bond & Note	92.0%
Common Stock	0.4
Preferred Stock	0.3
Senior Loan	0.3
Convertible Preferred Stock	0.3
Warrant	0.0 **
Short-Term Investments	6.7

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
SOVEREIGN BONDS - 56.2%
Belgium - 1.7%
$ 3,000,000	EUR	Belgium Government Bond, 3.250% due 9/28/16(a)	$4,387,301

Brazil - 1.3%
		Brazil Notas do Tesouro Nacional Serie F:
8,017,000	BRL	10.000% due 1/1/21 - 1/1/25	3,387,237

Canada - 2.5%
		Province of Ontario Canada:
1,000,000		1.000% due 7/22/16	1,010,003
1,500,000	CAD	4.200% due 6/2/20	1,527,042
3,100,000	CAD	3.150% due 6/2/22	2,933,539
900,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38	983,916

		Total Canada	6,454,500

Colombia - 0.3%
66,000,000	COP	Colombia Government International Bond, 9.850% due 6/28/27	46,320
		Colombian TES:
170,000,000	COP	5.000% due 11/21/18	87,490
517,900,000	COP	7.000% due 5/4/22	287,208
170,000,000	COP	10.000% due 7/24/24	114,149
180,000,000	COP	7.500% due 8/26/26	99,646
259,000,000	COP	6.000% due 4/28/28	127,310

		Total Colombia	762,123

France - 4.0%
1,200,000		Caisse d’Amortissement de la Dette Sociale, 3.375% due 3/20/24	1,239,838
6,200,000	EUR	France Government Bond OAT, 3.250% due 5/25/45	9,195,456

		Total France	10,435,294

Germany - 5.3%
7,200,000	EUR	Bundesobligation, 1.000% due 10/12/18	10,108,827
		Bundesrepublik Deutschland:
1,300,000	EUR	3.250% due 7/4/15	1,833,901
800,000	EUR	6.250% due 1/4/30	1,723,889

		Total Germany	13,666,617

Indonesia - 0.6%
		Indonesia Treasury Bond:
200,000,000	IDR	7.875% due 4/15/19	17,328
1,723,000,000	IDR	8.250% due 7/15/21 - 6/15/32	145,131
3,902,000,000	IDR	7.000% due 5/15/22 - 5/15/27	297,538
2,702,000,000	IDR	12.900% due 6/15/22	296,827
100,000,000	IDR	10.250% due 7/15/22	9,642
300,000,000	IDR	5.625% due 5/15/23	21,887
3,197,000,000	IDR	8.375% due 3/15/24 - 9/15/26	275,344
1,948,000,000	IDR	9.000% due 3/15/29	173,917
181,000,000	IDR	10.500% due 8/15/30	18,163
3,760,000,000	IDR	9.500% due 7/15/31	349,694
672,000,000	IDR	6.375% due 4/15/42	43,313

		Total Indonesia	1,648,784

Italy - 12.6%
		Italy Buoni Poliennali Del Tesoro:
11,500,000	EUR	2.750% due 11/15/16	16,355,617
1,400,000	EUR	5.500% due 9/1/22 - 11/1/22	2,302,782
9,200,000	EUR	4.500% due 5/1/23 - 3/1/24	14,189,674

		Total Italy	32,848,073

Japan - 2.7%
		Japan Government Thirty Year Bond:
600,000,000	JPY	2.500% due 9/20/35 - 6/20/36	6,939,116

Malaysia - 0.6%
		Malaysia Government Bond:
1,500,000	MYR	4.012% due 9/15/17	472,679
680,000	MYR	3.260% due 3/1/18	208,716
1,300,000	MYR	5.734% due 7/30/19	440,835
220,000	MYR	4.378% due 11/29/19	70,217
1,190,000	MYR	4.160% due 7/15/21	374,052

		Total Malaysia	1,566,499

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
Mexico - 0.5%
		Mexican Bonos:
$ 1,600,000	MXN	6.500% due 6/10/21	$132,627
1,000,000	MXN	8.000% due 12/7/23	90,334
170,000	MXN	8.500% due 5/31/29	16,016
6,440,000	MXN	7.750% due 5/29/31 - 11/23/34	563,816
3,600,000	MXN	10.000% due 11/20/36	384,726

		Total Mexico	1,187,519

Netherlands - 5.3%
		Netherlands Government Bond:
3,100,000	EUR	0.750% due 4/15/15	4,252,246
200,000	EUR	3.250% due 7/15/15(a)	282,373
2,700,000	EUR	1.250% due 1/15/18(a)	3,803,414
2,600,000	EUR	4.000% due 7/15/19(a)	4,146,425
900,000	EUR	3.500% due 7/15/20(a)	1,420,483

		Total Netherlands	13,904,941

New Zealand - 0.1%
400,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	370,590

Nigeria - 0.2%
		Nigeria Government Bond:
2,000,000	NGN	4.000% due 4/23/15	11,580
13,100,000	NGN	15.100% due 4/27/17	86,126
13,400,000	NGN	16.000% due 6/29/19	93,121
4,800,000	NGN	7.000% due 10/23/19	23,334
24,400,000	NGN	16.390% due 1/27/22	177,134

		Total Nigeria	391,295

Norway - 0.8%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,124,454

Peru - 0.1%
		Peruvian Government International Bond:
320,000	PEN	7.840% due 8/12/20(b)	132,461
100,000	PEN	8.200% due 8/12/26(b)	44,053
500,000	PEN	6.950% due 8/12/31(a) (b)	191,119

		Total Peru	367,633

Poland - 0.7%
		Poland Government Bond:
610,000	PLN	5.250% due 10/25/17 - 10/25/20	216,480
200,000	PLN	3.750% due 4/25/18	67,493
900,000	PLN	2.500% due 7/25/18	289,264
1,600,000	PLN	5.500% due 10/25/19	584,049
2,000,000	PLN	5.750% due 10/25/21 - 9/23/22	756,692

		Total Poland	1,913,978

Qatar - 1.2%
2,775,000		Qatar Government International Bond, 5.250% due 1/20/20(a)	3,205,125

Romania - 0.2%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	32,273
500,000	RON	5.750% due 1/27/16 - 4/29/20	165,375
300,000	RON	5.900% due 7/26/17	99,462
400,000	RON	4.750% due 6/24/19	128,244

		Total Romania	425,354

Russia - 0.4%
		Russian Federal Bond - OFZ:
2,600,000	RUB	6.200% due 1/31/18	70,241
3,500,000	RUB	7.500% due 3/15/18 - 2/27/19	98,113
1,100,000	RUB	6.700% due 5/15/19	29,626
2,700,000	RUB	6.800% due 12/11/19	72,858
9,700,000	RUB	7.600% due 4/14/21 - 7/20/22	267,005
4,500,000	RUB	7.050% due 1/19/28	113,989
10,000,000	RUB	Russian Foreign Bond - Eurobond, 7.850% due 3/10/18	282,910

		Total Russia	934,742

Slovenia - 1.1%
		Slovenia Government International Bond:
800,000	EUR	4.700% due 11/1/16(a)	1,183,866
400,000	EUR	4.375% due 2/6/19	600,072
400,000		5.500% due 10/26/22	439,900
700,000		5.250% due 2/18/24	752,500

		Total Slovenia	2,976,338

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
South Africa - 1.1%
		South Africa Government Bond:
$ 18,100,000	ZAR	8.250% due 9/15/17	$1,755,286
500,000	ZAR	8.000% due 12/21/18	48,067
6,900,000	ZAR	7.250% due 1/15/20	636,258
400,000	ZAR	6.750% due 3/31/21	35,438
100,000	ZAR	7.750% due 2/28/23	9,228
1,100,000	ZAR	10.500% due 12/21/26	121,262
3,700,000	ZAR	7.000% due 2/28/31	292,893
100,000	ZAR	6.250% due 3/31/36	6,944
600,000	ZAR	8.500% due 1/31/37	53,711
300,000	ZAR	6.500% due 2/28/41	20,770

		Total South Africa	2,979,857

Spain - 11.4%
100,000	EUR	Junta de Castilla y Leon, 6.505% due 3/1/19	165,435
		Spain Government Bond:
15,400,000	EUR	3.800% due 1/31/17 - 4/30/24	22,646,122
300,000	EUR	4.850% due 10/31/20	480,063
2,600,000	EUR	5.400% due 1/31/23(a)	4,292,237
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	2,015,179

		Total Spain	29,599,036

Thailand - 0.1%
		Thailand Government Bond:
3,000,000	THB	3.650% due 12/17/21	91,955
8,303,958	THB	1.250% due 3/12/28	225,064

		Total Thailand	317,019

Turkey - 0.5%
		Turkey Government Bond:
200,000	TRY	6.300% due 2/14/18	89,026
900,000	TRY	8.800% due 11/14/18 - 9/27/23	431,514
1,081,497	TRY	3.000% due 1/6/21 - 8/2/23	551,797
500,000	TRY	7.100% due 3/8/23	213,027

		Total Turkey	1,285,364

United Kingdom - 0.9%
1,400,000	GBP	United Kingdom Gilt, 3.250% due 1/22/44	2,284,864

		TOTAL SOVEREIGN BONDS (Cost - $142,427,979)	146,363,653

CORPORATE BONDS & NOTES - 20.9%
Bermuda - 0.3%
700,000		Ooredoo International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	765,625

Cayman Islands - 0.8%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22(a)	1,039,500
1,000,000		QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,050,000

		Total Cayman Islands	2,089,500

Colombia - 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	182,741

Germany - 3.9%
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	10,102,704

Ireland - 0.5%
500,000	EUR	German Postal Pensions Securitisation 2 PLC, Government Guaranteed Notes, 4.250% due 1/18/17	750,051
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17(a) (b)	304,860
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	253,166

		Total Ireland	1,308,077

Italy - 0.7%
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	1,177,577
500,000	EUR	5.000% due 2/9/18	759,598

		Total Italy	1,937,175

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49(c)	367,692

Luxembourg - 0.4%
400,000	EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	554,583
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	192,256
10,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	277,981

		Total Luxembourg	1,024,820

Mexico - 0.0%
100,000	MXN	Petroleos Mexicanos, Company Guaranteed Notes, 9.150% due 3/28/16	8,560

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
Netherlands - 0.8%
$ 1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	$1,193,460
250,000	EUR	GMAC International Finance BV, Company Guaranteed Notes, 7.500% due 4/21/15	358,955
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	515,437

		Total Netherlands	2,067,852

Norway - 0.7%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	900,000
100,000	CHF	2.875% due 11/16/16	113,738
500,000		5.500% due 6/26/17	537,500
300,000		Statoil ASA, Company Guaranteed Notes, 3.125% due 8/17/17	319,135

		Total Norway	1,870,373

Qatar - 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,023,187

South Korea - 1.9%
2,200,000		Export-Import Bank of Korea, Senior Unsecured Notes, 5.000% due 4/11/22	2,515,535
		Korea Development Bank (The), Senior Unsecured Notes:
1,500,000		1.170% due 8/20/15(a) (b)	1,506,856
850,000		4.000% due 9/9/16	905,485

		Total South Korea	4,927,876

Spain - 0.2%
400,000	EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	564,819

United Kingdom - 2.0%
900,000	GBP	Barclays Bank PLC, Junior Subordinated Notes, 14.000% due 11/29/49(c)	2,070,588
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	693,759
300,000	GBP	LBG Capital No.2 PLC, Company Guaranteed Notes, 15.000% due 12/21/19	730,677
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)	1,000,000
600,000		Standard Chartered PLC, Senior Unsecured Notes, 5.500% due 11/18/14(a)	614,430
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a) (b)	102,023

		Total United Kingdom	5,211,477

United States - 8.1%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000		2.427% due 12/1/14(c)	100,500
300,000		6.750% due 12/1/14	309,000
300,000		8.300% due 2/12/15	314,813
300,000		4.625% due 6/26/15	311,625
200,000		3.500% due 7/18/16	206,750
		Senior Unsecured Notes:
100,000		6.750% due 12/1/14	102,750
500,000		3.820% due 6/15/15	487,225
441,000	GBP	American International Group Inc., Senior Unsecured Notes, 6.765% due 11/15/17	849,180
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,202,066
900,000	EUR	Bank of America Corp., Subordinated Notes, 1.029% due 5/23/17(c)	1,216,635
200,000		CIT Group Inc., Senior Unsecured Notes, 4.750% due 2/15/15(a)	205,125
		DISH DBS Corp., Company Guaranteed Notes:
200,000		6.625% due 10/1/14	203,500
100,000		7.750% due 5/31/15	106,500
200,000		7.125% due 2/1/16	218,500
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14	600,000
400,000		8.700% due 10/1/14	410,579
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.222% due 4/12/16(c)	462,616
		HCA Inc., Senior Unsecured Notes:
400,000		6.375% due 1/15/15	413,000
100,000		6.500% due 2/15/16	108,250
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	1,558,621
		International Lease Finance Corp.:
		Senior Secured Notes:
200,000		6.500% due 9/1/14(a)	203,000
200,000		6.750% due 9/1/16(a)	222,250
		Senior Unsecured Notes:
300,000		5.650% due 6/1/14	300,000
400,000		4.875% due 4/1/15	412,000
200,000		8.625% due 9/15/15	218,520
100,000		5.750% due 5/15/16	107,562
1,200,000		JPMorgan Chase & Co., Unsecured Notes, 0.779% due 4/25/18(c)	1,201,154
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(f)	238,875
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	653,988

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
	MGM Resorts International, Company Guaranteed Notes:
$ 750,000	6.625% due 7/15/15	$795,000
200,000	7.500% due 6/1/16	222,500
1,100,000	Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,272,499
	SLM Corp., Senior Unsecured Notes:
200,000	5.050% due 11/14/14	204,000
500,000	5.000% due 4/15/15	516,875
100,000	3.875% due 9/10/15	103,250
600,000	Springleaf Finance Corp., Company Guaranteed Notes, 5.400% due 12/1/15	630,750
1,000,000	Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,180,980
100,000	Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	112,996
500,000	UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	573,245
	Verizon Communications Inc., Senior Unsecured Notes:
1,300,000	1.763% due 9/15/16(c)	1,336,975
1,000,000	4.500% due 9/15/20	1,106,824

	Total United States	21,000,478

	TOTAL CORPORATE BONDS & NOTES (Cost - $53,892,482)	54,452,956

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
$ 87,677	Banc of America Funding 2006-A Trust, Series 2006-A, Class 1A1, 2.638% due 2/20/36(c)	$88,420
290,940	Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.645% due 2/17/51(a) (c)	311,798
89,728	Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33(c)	91,581
4,214	BCAP LLC Trust, Series 2010-RR1, Class 1A1, 4.394% due 3/26/37(a) (c)	4,240
	Bear Stearns Adjustable Rate Mortgage Trust:
15,495	Series 2003-5, Class 1A2, 2.482% due 8/25/33(c)	15,645
17,386	Series 2003-7, Class 6A, 2.517% due 10/25/33(c)	17,642
73,534	Series 2004-2, Class 22A, 2.654% due 5/25/34(c)	71,467
15,175	Series 2004-2, Class 23A, 2.483% due 5/25/34(c)	14,331
34,709	Series 2005-2, Class A2, 2.528% due 3/25/35(c)	35,270
198,867	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.902% due 1/26/36(c)	159,689
	Countrywide Alternative Loan Trust:
18,346	Series 2005-21CB, Class A3, 5.250% due 6/25/35	17,036
104,537	Series 2007-11T1, Class A12, 0.500% due 5/25/37(c)	69,860
48,845	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	40,515
60,688	Series 2007-7T2, Class A9, 6.000% due 4/25/37	47,340
	Countrywide Home Loan Mortgage Pass Through Trust:
9,151	Series 2004-12, Class 11A1, 2.835% due 8/25/34(c)	8,204
49,539	Series 2005-11, Class 3A1, 2.561% due 4/25/35(c)	44,941
214,292	Series 2005-2, Class 1A1, 0.470% due 3/25/35(c)	165,070
24,468	Series 2005-3, Class 2A1, 0.440% due 4/25/35(c)	20,147
169,457	Series 2005-9, Class 1A3, 0.380% due 5/25/35(c)	145,501
88,586	Series 2005-HYB9, Class 3A2A, 2.417% due 2/20/36(c)	82,260
28,615	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.580% due 8/25/33(c)	28,681
240,884	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	158,133
51,673	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	30,635
	Federal Home Loan Mortgage Corp. (FHLMC):
60,874	Series T-35, Class A, 0.430% due 9/25/31(c)	56,954
88,986	Series T-62, Class 1A1, 1.326% due 10/25/44(c)	91,055
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
101,718	Series 2391, Class FJ, 0.651% due 4/15/28(c)	102,874
180,005	Series 2614, Class SJ, 19.247% due 5/15/33(b) (c)	258,248
10,171	Series 3037, Class BC, 4.500% due 2/15/20	10,221
101,267	Series 3174, Class FM, 0.391% due 5/15/36(c)	101,207
14,583	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	16,634
	Federal National Mortgage Association (FNMA), REMICS:
12,139	Series 2003-34, Class A1, 6.000% due 4/25/43	13,528
6,408	Series 2005-120, Class NF, 0.250% due 1/25/21(c)	6,405
102,298	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	115,555
401,960	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.928% due 4/23/48(c)	537,170
9,517	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.860% due 3/25/33(c)	9,456
	Harborview Mortgage Loan Trust:
28,464	Series 2003-1, Class A, 2.491% due 5/19/33(c)	28,787
45,879	Series 2005-2, Class 2A1A, 0.371% due 5/19/35(c)	40,909
117,973	Series 2005-3, Class 2A1A, 0.391% due 6/19/35(c)	106,430
158,994	Series 2006-SB1, Class A1A, 0.974% due 12/19/36(c)	130,774
	JPMorgan Mortgage Trust:
16,179	Series 2003-A2, Class 3A1, 1.990% due 11/25/33(c)	16,256
7,065	Series 2005-A1, Class 6T1, 3.139% due 2/25/35(c)	7,039
228,732	JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.631% due 7/27/37(a) (c)	227,042
394,515	Lunet RMBS BV, Series 2013-1, Class A1, 0.820% due 12/26/45(c)	539,590
16,567	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.219% due 2/25/33(c)	16,046
80,514	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.596% due 10/25/35(c)	79,800
324,597	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.829% due 6/12/50(c)	341,977
600,000	Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, 1.493% due 5/5/23(a) (c)	599,997
	Puma Finance Pty Ltd.:
109,125	Series G5, Class A1, 0.367% due 2/21/38(a) (c)	108,114
149,436	Series P11, Class BA, 3.055% due 8/22/37(c)	139,319
98,074	RALI Trust, Series 2007-QO2, Class A1, 0.300% due 2/25/47(c)	58,666
	Residential Asset Securitization Trust:
37,148	Series 2005-A15, Class 5A1, 5.750% due 2/25/36	31,649
77,201	Series 2006-R1, Class A2, 0.550% due 1/25/46(c)	42,915
	Structured Adjustable Rate Mortgage Loan Trust:
20,708	Series 2004-1, Class 4A1, 2.540% due 2/25/34(c)	21,098
84,999	Series 2004-19, Class 2A1, 1.524% due 1/25/35(c)	70,259
96,568	Series 2004-4, Class 3A2, 2.501% due 4/25/34(c)	97,157

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
	Structured Asset Mortgage Investments Inc.:
$ 106,406	Series 2005-AR2, Class 2A1, 0.380% due 5/25/45(c)	$96,950
116,929	Series 2005-AR8, Class A1A, 0.430% due 2/25/36(c)	95,284
74,629	Series 2006-AR5, Class 1A1, 0.360% due 5/25/46(c)	57,029
200,000	Series 2007-AR4, Class A3, 0.370% due 9/25/47(c)	163,524
178,400	Series 2007-AR6, Class A1, 1.624% due 8/25/47(c)	160,622
269,321	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	271,813
	Swan Trust:
135,809	Series 2006-1E, Class A1, 0.383% due 5/12/37(c)	135,753
174,612	Series 2006-1E, Class A2, 2.967% due 5/12/37(c)	162,210
157,067	Torrens Trust, Series 2007-1, Class A, 3.078% due 10/19/38(c)	144,721
	Wachovia Bank Commercial Mortgage Trust:
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(c)	962,170
470,072	Series 2006-C28, Class A4, 5.572% due 10/15/48	509,270
	WaMu Mortgage Pass Through Certificates:
1,956	Series 2001-7, Class A, 1.322% due 5/25/41(c)	1,962
26,438	Series 2002-AR9, Class 1A, 1.524% due 8/25/42(c)	25,512
10,551	Series 2003-AR5, Class A7, 2.449% due 6/25/33(c)	10,746
95,538	Series 2005-AR13, Class A1A1, 0.440% due 10/25/45(c)	90,187
156,932	Series 2006-AR13, Class 2A, 2.209% due 10/25/46(c)	145,264
41,054	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.064% due 7/25/46(c)	24,699
244,564	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR3, Class 1A7, 2.205% due 12/25/32(c)	245,619

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,665,208)	8,994,872

MUNICIPAL BONDS - 2.4%
United States - 2.4%
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,840,305
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	241,230
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixty-Eight Series, 4.926% due 10/1/51	836,340
300,000	School District of Philadelphia, Build America General Obligation Bonds, 6.765% due 6/1/40	314,751
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,901,704

	Total United States	6,134,330

	TOTAL MUNICIPAL BONDS (Cost - $5,644,668)	6,134,330

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. GOVERNMENT OBLIGATIONS - 2.3%
1,000,000	U.S. Treasury Bonds, 3.625% due 2/15/44	1,060,859
	U.S. Treasury Notes:
384,000	0.250% due 8/31/14	384,203
4,600,000	0.099% due 4/30/16(c)	4,600,492

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,045,554

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,027,885)	6,045,554

MORTGAGE-BACKED SECURITIES - 0.8%
FNMA - 0.8%
	Federal National Mortgage Association (FNMA):
581,491	5.700% due 8/1/18(c)	629,421
95,920	3.000% due 1/1/22	98,900
1,000,000	2.500% due 8/1/28	1,019,113
138,271	2.485% due 11/1/34(c)	148,220
201,177	6.500% due 8/1/37	225,779

	TOTAL FNMA	2,121,433

GNMA - 0.0%
	Government National Mortgage Association II (GNMA):
26,706	6.000% due 9/20/38	28,840

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,055,807)	2,150,273

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
ASSET-BACKED SECURITIES - 0.7%
Automobiles- 0.6%
$ 1,526,827		Motor PLC, Series 2014-1A, Class A1, 0.645% due 8/25/21(a) (c)	$1,527,612

		Total Automobiles	1,527,612

Student Loans - 0.1%
279,758		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.179% due 4/25/38(c)	282,222
83,215		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.777% due 3/1/18(c)	83,312

		Total Student Loans	365,534

		TOTAL ASSET-BACKED SECURITIES (Cost - $1,889,799)	1,893,146

Notional Amount
PURCHASED OPTIONS - 0.0%
United States - 0.0%
600,000		OTC 10-Year Interest Rate Swap, expires 7/16/14, DUB	1,913
210,000		OTC U.S. dollar versus CNH, Call @ $6.37, expires 03/03/2015, UBS	1,832
210,000		OTC U.S. dollar versus CNY, Put @ $6.05, expires 03/03/2015, UBS	117
120,000		OTC U.S. dollar versus Japanese yen, Call @ $105.00, expires 11/20/2014, BCLY	797
9,000		OTC U.S. dollar versus Korean Won, Call @ $1,075.00, expires 07/22/2014, DUB	6
82,000		OTC U.S. dollar versus Korean Won, Call @ $1,075.00, expires 07/22/2014, UBS	50

		Total United States	4,715

		TOTAL PURCHASED OPTIONS (Cost - $9,095)	4,715

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $220,612,923)	226,039,499

Face Amount†
SHORT-TERM INVESTMENTS - 11.8%
SOVEREIGN BOND - 0.0%
100,000	MYR	Bank Negara Malaysia Monetary Notes, 2.938% due 7/10/14(e) (Cost - $30,857)	31,001

TIME DEPOSITS - 1.5%
$ 2,108,202		ANZ - London, 0.030% due 6/2/14	2,108,202
69,477	AUD	ANZ National Bank - London, 1.921% due 6/2/14	64,586
653,825		Banco Santander SA - Frankfurt, 0.030% due 6/2/14	653,825
		BBH - Grand Cayman:
957	CHF	0.001% due 6/2/14	1,070
76,619,542	JPY	0.005% due 6/2/14	752,796
1,810	SGD	0.005% due 6/2/14	1,443
3,306	GBP	0.081% due 6/2/14	5,541
127	AUD	1.921% due 6/2/14	118
580	ZAR	5.188% due 6/2/14	55
566	NZD	2.250% due 6/3/14	480
284,873		Deutsche Bank - Grand Cayman, 0.030% due 6/2/14	284,873
		Wells Fargo - Grand Cayman:
74,266	EUR	0.040% due 6/2/14	101,280
34,445	CAD	0.280% due 6/2/14	31,698

		TOTAL TIME DEPOSITS (Cost - $4,005,967)	4,005,967

U.S. GOVERNMENT AGENCIES - 6.8%
		Federal Home Loan Bank Discount Notes:
13,500,000		0.060% due 7/9/14(d)	13,499,167
100,000		0.085% due 7/16/14(d)	99,990
100,000		0.090% due 7/18/14(d)	99,988
600,000		0.100% due 8/1/14(d)	599,900
100,000		0.077% due 10/17/14(d)	99,971
100,000		0.100% due 1/26/15(d)	99,934
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,100,000		0.120% due 7/1/14(d)	1,099,894
200,000		0.120% due 7/11/14(d)	199,974
1,800,000		Federal National Mortgage Association (FNMA) Discount Notes, 0.065% due 10/2/14(d)	1,799,603

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $17,598,421)	17,598,421

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 3.5%
	U.S. Treasury Bills:
$ 500,000	0.031% due 6/19/14(d)	$499,993
500,000	0.041% due 6/26/14(d)	499,986
1,200,000	0.030% due 7/24/14(d) (e)	1,199,948
4,200,000	0.015% due 7/31/14(d) (e)	4,199,897
496,000	0.065% due 8/14/14(d) (e)	495,935
490,000	0.078% due 8/21/14(d) (e)	489,915
800,000	0.050% due 10/16/14(d)	799,849
300,000	0.055% due 10/23/14(d)	299,934
500,000	0.045% due 11/13/14(d)	499,898

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,985,355)	8,985,355

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,620,600)	30,620,744

	TOTAL INVESTMENTS - 98.6% (Cost - $251,233,523#)	256,660,243

	Other Assets in Excess of Liabilities - 1.4%	3,768,059

	TOTAL NET ASSETS - 100.0%	$260,428,302

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2014.
(d)	Rate shown represents yield-to-maturity.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Security is currently in default.
#	Aggregate cost for federal income tax purpose is substantially the same.

Abbreviations used in this schedule:

GMTN	—	Global Medium Term Note
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BOA	—	Bank of America
DUB	—	Deutsche Bank AG

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
UBS	—	UBS Securities LLC

See pages 108 and 109 for definition of ratings.

Summary of Investments by Security Type^
Sovereign Bond	57.1%
Corporate Bond & Note	21.2
Collateralized Mortgage Obligation	3.5
Municipal Bond	2.4
U.S. Government & Agency Obligation	2.4
Mortgage-Backed Security	0.9
Asset-Backed Security	0.8
Purchased Option	0.0 **
Short-Term Investments	11.7

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedule of Options Written

Notional Amounts/ Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
200,000		OTC U.S. dollar versus Brazilian Real, Call	BCLY	7/25/14	$2.40	$586
210,000		OTC U.S. dollar versus Chinese Yuan Renminbi, Put	UBS	3/3/15	6.04	101
210,000		OTC U.S. dollar versus Chinese Yuan Renminbi, Call	UBS	3/3/15	6.32	1,058
200,000		OTC U.S. dollar versus Indian Rupee, Call	JPM	8/14/14	62.00	889
100,000		OTC U.S. dollar versus Indian Rupee, Call	HSBC	8/21/14	60.00	1,414
24,000		OTC U.S. dollar versus Indian Rupee, Call	UBS	6/1/15	68.00	453
120,000		OTC U.S. dollar versus Japanese Yen, Put	BCLY	11/20/14	95.00	352
46,000		OTC U.S. dollar versus Japanese Yen, Put	JPM	2/18/16	91.00	677
1,200,000		OTC U.S. dollar versus Japanese Yen, Put	BOA	2/28/19	80.00	49,963
9,000		OTC U.S. dollar versus Korean Won, Put	DUB	7/22/14	1,020.00	61
82,000		OTC U.S. dollar versus Korean Won, Put	UBS	7/22/14	1,020.00	557
88,000		OTC U.S. dollar versus Turkish Lira, Call	HSBC	7/1/14	2.32	18
100,000		OTC U.S. dollar versus Turkish Lira, Call	HSBC	7/23/14	2.31	124
3,000,000	EUR	Swaption, 6-Month EURIBOR, Put	BCLY	7/1/14	10.00	0

		Total United States				56,253

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $89,639)				$56,253

For details of other financial instruments held by this Fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating†	Security	Value
MUNICIPAL BONDS - 95.9%
Alaska - 2.2%
$1,750,000	AA-	North Slope Borough, Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,913,275

California - 11.0%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36 (a)	1,282,270
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,231,734
2,000,000	AA-	Orange County, California, Garden Grove Unified School District, GO, Series C, 5.000% due 8/1/35	2,244,900
1,500,000	A+	San Diego County Regional Airport Authority, Series A, 5.000% due 7/1/43	1,629,825
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,749,840
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, Election of 2006 Project, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26 (a)	1,401,966

		Total California	9,540,535

Colorado - 13.7%
1,435,000	AA	City of Colorado Springs, Utilities System Improvement Revenue Bonds, Series 2013B-2, 5.000% due 11/15/38	1,611,763
1,000,000	A+	Colorado Health Facilities Authority, Catholic Health Initiatives, Revenue Bonds, 5.250% due 2/1/31	1,124,570
1,500,000	AA-	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth, Inc., Series 2013A, 5.000% due 1/1/44	1,637,010
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,257,770
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, CO, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,837,815
2,165,000	AA+	Longmont, CO, GO, Sales & Use Tax Revenue, Refunding Bonds, 5.250% due 5/15/17	2,407,480
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	1,979,480

		Total Colorado	11,855,888

Connecticut - 1.3%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,126,130

District of Colombia - 3.4%
2,500,000	AAA	District of Columbia, GO, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,900,500

Florida - 2.6%
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, GO, Better Jacksonville Project, 5.000% due 10/1/21	1,127,660
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,134,350

		Total Florida	2,262,010

Georgia - 5.1%
2,000,000	AA	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,288,120
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,112,552

		Total Georgia	4,400,672

Illinois - 2.7%
		Illinois Finance Authority Revenue :
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,283,176
1,000,000	A	OBG Bradley University, Series A, XLCA-Insured, 5.000% due 8/1/34	1,029,640

		Total Illinois	2,312,816

Kansas - 1.3%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,125,279

Massachusetts - 2.7%
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,262,500
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,103,580

		Total Massachusetts	2,366,080

Michigan - 2.1%
1,750,000	AA	Kalamazoo, MI, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Methodist Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	1,853,915

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating†	Security	Value
Minnesota - 0.1%
$86,965	AA+	Minneapolis & St. Paul, MN, Housing Finance Board, Single Family Mortgage Revenue, CityLiving Home Programs, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	$88,880

New Jersey - 3.8%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,673,660
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,601,115

		Total New Jersey	3,274,775

North Carolina - 2.5%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,193,980

Oregon - 4.3%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, Prerefunded 5/1/15 @ 100, AGM-Insured, 5.000% due 5/1/24(a)	1,043,720
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-Series Twenty C, AMT, 5.000% due 7/1/16(c)	1,090,590
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,612,559

		Total Oregon	3,746,869

Pennsylvania - 5.1%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,264,440
2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Refunding Bonds, Series 2013B, Series 2013B, 5.000% due 7/1/39	2,147,740

		Total Pennsylvania	4,412,180

South Dakota - 1.8%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax Revenue Bonds, NPFG-Insured, 4.750% due 11/15/36	1,594,440

Tennessee - 1.2%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,024,420

Texas - 16.6%
2,000,000	AAA	Keller, TX, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,164,300
2,500,000	AAA	North East, TX, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,205,875
1,000,000	AAA	Pasadena Independent School District, PSF-GTD-Insured, 5.000% due 2/15/22	1,216,190
2,000,000	AA	Round Rock, TX, Independent School District, 5.000% due 8/1/33	2,245,860
		Texas State, Transportation Commission:
2,575,000	AAA	5.250% due 4/1/26	3,280,808
1,000,000	AAA	5.000% due 4/1/27	1,112,320
1,000,000	AA	Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,113,450

		Total Texas	14,338,803

Washington - 7.3%
2,000,000	AA+	King County, WA, Federal Way School District No. 210, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,259,120
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,306,520
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,730,745

		Total Washington	6,296,385

Wisconsin - 5.1%
2,500,000	AA+	State of Wisconsin, Transportation Revenue Refunding Bonds, Series 1, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,988,575
1,340,000	BBB	Wisconsin State, HEFA Refunding Revenue Bonds, Divine Savior Healthcare, Inc., 5.500% due 5/1/26	1,377,265

		Total Wisconsin	4,365,840

		TOTAL MUNICIPAL BONDS (Cost - $76,798,039)	82,993,672

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $76,798,039)	82,993,672

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 5.4%
TIME DEPOSIT - 5.4%
$4,660,179	Banco Santander SA - Frankfurt, 0.030% due 6/2/14 (Cost - $4,660,179)	$4,660,179

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,660,179)	4,660,179

	TOTAL INVESTMENTS - 101.3% (Cost - $81,458,218#)	87,653,851

	Liabilities in Excess of Other Assets - (1.3)%	(1,128,221)

	TOTAL NET ASSETS - 100.0%	$86,525,630

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facilities Authority
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 108 and 109 for definition of ratings.

Summary of Investments by Industry^
Education	26.6%
General Obligation	21.8
Health Care Providers & Services	16.5
Transportation	9.9
Water and Sewer	5.3
Airport	5.1
Power	4.9
Utilities	1.8
Development	1.4
Public Facilities	1.3
Single Family Hsg	0.1
Short-Term Investments	5.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 99.6%
CERTIFICATES OF DEPOSIT - 26.4%
$10,000,000	Citibank, N.A. New York, 0.180% due 8/19/14	$10,000,000
8,000,000	Credit Industriel et Commercial of New York, 0.150% due 6/10/14	8,000,000
10,000,000	Mizuho Bank LTD, 0.190% due 7/9/14	10,000,000
10,000,000	Nordea Bank Finland PLC, 0.210% due 9/5/14	10,000,000
10,000,000	Norinchukin Bank, 0.200% due 8/7/14	10,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 0.250% due 8/25/14(a)	10,000,000
	Sumitomo Mitsui Banking Corp.:
14,000,000	0.200% due 8/13/14(a)	14,000,000
5,000,000	0.250% due 9/12/14(a)	5,000,000
10,000,000	Svenska Handelsbanken AB, 0.210% due 7/21/14(a)	10,000,068

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $87,000,068)	87,000,068

COMMERCIAL PAPER - 55.0%
10,000,000	Alpine Securitization Corp., 0.170% due 6/3/14(a) (b)	9,999,953
10,000,000	Australia & New Zealand Banking Group Ltd., 0.200% due 7/30/14(a) (b)	9,996,778
15,000,000	Autobahn Funding Co. LLC, 0.060% due 6/2/14(a) (b)	15,000,000
12,000,000	BNP Paribas Finance Inc., 0.210% due 7/15/14(b)	11,996,990
12,000,000	Coca-Cola Co., 0.110% due 8/5/14(a) (b)	11,997,653
5,000,000	Collateralized Commercial Paper Co. LLC, 0.250% due 11/18/14(b)	4,994,132
15,000,000	Credit Agricole North America Inc., 0.070% due 6/2/14(b)	15,000,000
10,000,000	Fairway Finance Corp., 0.140% due 6/5/14(a) (b)	9,999,883
10,000,000	ING (US) Funding LLC, 0.120% due 6/16/14(b)	9,999,533
15,000,000	Lloyds Bank PLC, 0.040% due 6/2/14(b)	15,000,000
15,000,000	National Australia Funding Delaware Inc., 0.040% due 6/2/14(a) (b)	15,000,000
15,000,000	Natixis U.S. Finance Company, LLC, 0.090% due 6/2/14(b)	15,000,000
8,750,000	Novartis Finance Corp., 0.060% due 6/2/14(a) (b)	8,750,000
11,000,000	Rabobank USA Financial Corp., 0.215% due 10/15/14(b)	10,991,131
14,000,000	Societe Generale North America Inc., 0.150% due 6/3/14(b)	13,999,942
3,750,000	Unilever Capital Corp., 0.040% due 6/2/14(a) (b)	3,750,000

	TOTAL COMMERCIAL PAPER (Cost - $181,475,995)	181,475,995

TIME DEPOSIT - 0.2%
642,681	DNB ASA - Oslo, 0.030% due 6/2/14 (Cost - $642,681)	642,681

U.S. GOVERNMENT AGENCIES - 18.0%
	Federal Home Loan Bank (FHLB), Discount Notes:
39,315,000	0.000% due 6/2/14(b)	39,315,000
20,000,000	0.080% due 7/25/14(b)	19,997,645

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $59,312,645)	59,312,645

	TOTAL SHORT-TERM INVESTMENTS (Cost - $328,431,389)	328,431,389

	TOTAL INVESTMENTS - 99.6% (Cost - $328,431,389#)	328,431,389

	Cash and Other Assets in Excess of Liabilities - 0.4%	1,305,505

	TOTAL NET ASSETS - 100.0%	$329,736,894

Schedules of Investments

(unaudited) (continued)

Money Market Investments

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a pricing service to assist with the valuation of certain foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined by the Valuation Committee and are categorized as Level 3 of the fair value hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at May 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$279,889,662	$279,889,662	$—	$—
Consumer Staples	77,561,489	77,561,489	—	—
Energy	105,849,665	105,849,665	—	—
Financials	147,597,249	147,597,249	—	—
Health Care	244,061,351	244,061,351	—	—
Industrials	158,041,870	158,041,870	—	—
Information Technology	462,463,001	462,463,001	—	—
Materials	66,333,212	66,333,212	—	—
Telecommunication Services	24,696,853	24,696,853	—	—
Short-Term Investments:
Money Market Fund	29,758,983	29,758,983	—	—
Time Deposits	51,902,110	—	51,902,110	—

Total Investments, at value	$1,648,155,445	$1,596,253,335	$51,902,110	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$152,331,904	$152,331,904	$—	$—
Consumer Staples	90,903,308	90,903,308	—	—
Energy	209,586,985	209,586,985	—	—
Financials	293,330,622	293,330,622	—	—
Health Care	192,799,342	192,799,342	—	—
Industrials	123,040,720	123,040,720	—	—
Information Technology	205,764,504	205,764,504	—	—
Materials	47,721,482	47,721,482	—	—
Telecommunication Services	47,084,623	47,084,623	—	—
Utilities	43,418,842	43,418,842	—	—
Short-Term Investments:
Money Market Fund	34,729,415	34,729,415	—	—
Time Deposits	80,399,565	—	80,399,565	—

Total Investments, at value	$1,521,111,312	$1,440,711,747	$80,399,565	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$36,285,965	$36,285,965	$—	$—
Consumer Staples	8,459,535	8,459,535	—	—
Energy	17,941,525	17,941,525	—	—

	Total Fair Value at May 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financials	17,666,907	17,666,907	—	—
Health Care	57,518,638	57,518,638	—	—
Industrials	58,439,714	58,439,714	—	—
Information Technology	52,513,766	52,513,766	—	—
Materials	11,808,614	11,808,614	—	—
Telecommunication Services	3,792,949	3,792,949	—	—
Short-Term Investments:
Money Market Fund	21,548,311	21,548,311	—	—
Time Deposits	19,418,676	—	19,418,676	—

Total Investments, at value	$305,394,600	$285,975,924	$19,418,676	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$32,845,183	$32,845,183	$—	$—
Consumer Staples	9,768,246	9,768,246	—	—
Energy	15,910,082	15,910,082	—	—
Financials	59,714,692	59,714,692	—	—
Health Care	15,121,304	15,121,304	—	—
Industrials	68,600,336	68,600,336	—	—
Information Technology	21,069,564	21,069,564	—	—
Materials	34,247,548	34,247,548	—	—
Telecommunication Services	511,293	511,293	—	—
Utilities	7,446,436	7,446,436	—	—
Short-Term Investments:
Money Market Fund	23,825,675	23,825,675	—	—
Time Deposits	18,252,090	—	18,252,090	—

Total Investments, at value	$307,312,449	$289,060,359	$18,252,090	$—

International Equity Investments
Investments, at value
Common Stocks:
France	$102,536,130	$—	$102,536,130	$—
Germany	112,274,690	—	112,274,690	—
Japan	145,611,205	—	145,611,205	—
Switzerland	111,052,312	—	111,052,312	—
United Kingdom	229,953,272	9,452,536	220,500,736	—
Other Countries**	360,372,733	97,563,805	262,808,928	—
Warrant:
Luxembourg	2,292,392	2,292,392	—	—
Right:
Portugal	11,185	—	—	11,185
Preferred Stocks:
Germany	6,559	—	6,559	—

	Total Fair Value at May 31, 2014		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Italy	317,770		—	317,770	—
Short-Term Investments:
Money Market Fund	46,788,474		46,788,474	—	—
Time Deposits	68,731,182		—	68,731,182	—

Total Investments, at value	$1,179,947,904		$156,097,207	$1,023,839,512	$11,185

Emerging Markets Equity Investments***
Investments, at value
Common Stocks:
Brazil	$53,253,463		$53,253,463	$—	$—
China	39,385,426		11,174,224	28,211,202	—
India	49,107,830		7,899,591	41,208,239	—
Russia	24,904,804		3,643,477	21,261,327	—
South Africa	21,137,514		—	21,137,514	—
South Korea	30,848,886		—	30,848,886	—
Other Countries**	154,369,448		53,412,433	100,957,015	—
Preferred Stocks:
Brazil	3,449,278		3,449,278	—	—
Short-Term Investments:
Money Market Fund	28,280,682		28,280,682	—	—
Time Deposits	11,674,359		—	11,674,359	—

Total Investments, at value	$416,411,690		$161,113,148	$255,298,542	$—

Core Fixed Income Investments
Investments, at value
Corporate Bonds & Notes	$232,992,076	*	$—	$232,992,076	$—	*
U.S. Government & Agency Obligations	226,118,127		—	226,118,127	—
Mortgage-Backed Securities	198,700,230		—	198,700,230	—
Collateralized Mortgage Obligations	120,254,903		—	120,254,903	—
Sovereign Bonds	52,129,849		—	52,129,849	—
Asset-Backed Securities	12,058,373		—	12,058,373	—
Municipal Bonds	9,023,929		—	9,023,929	—
Senior Loans	628,627		—	628,627	—
Preferred Stock:
Financials	821,058		821,058	—	—
Convertible Preferred Stock:
Consumer Discretionary	—	*	—	—	—	*
Common Stocks:
Consumer Discretionary	16,340		16,340	—	—
Warrants:
Consumer Discretionary	3,972		3,972	—	—
Purchased Options	352,480		—	352,480	—

	Total Fair Value at May 31, 2014		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Certificates of Deposit	1,100,000		—	1,100,000	—
Commercial Paper	6,608,526		—	6,608,526	—
Corporate Note	2,167,983		—	2,167,983	—
Money Market Fund	445,436		445,436	—	—
Repurchase Agreements	41,100,000		—	41,100,000	—
Time Deposits	63,546,956		—	63,546,956	—
U.S. Government Agencies	23,977,784		—	23,977,784	—

Total Investments, at value	$992,046,649	*	$1,286,806	$990,759,843	$—	*

Other Financial Instruments
Options Contracts Written	(491,227)		(190,084)	(301,143)	—
Futures Contracts	1,154,169		1,154,169	—	—
Forward Foreign Currency Contracts	559,482		—	559,482	—
OTC Interest Rate Swaps	151,064		—	151,064	—
Centrally Cleared Interest Rate Swaps	(1,456,442)		—	(1,456,442)	—
OTC Credit Default Swaps	225,587		—	225,587	—
Centrally Cleared Credit Default Swaps	156,532		—	156,532	—

Total Other Financial Instruments	$299,165		$964,085	$(664,920)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$199,867,621	*	$—	$199,638,266	$229,355	*
Senior Loans	625,448		—	625,448	—
Common Stocks:
Consumer Discretionary	19,906		—	—	19,906
Energy	614,698		8,599	—	606,099
Financials	106,930		106,930	—	—
Health Care	67,200		—	—	67,200
Industrials	48,601		48,601	—	—
Convertible Preferred Stocks:
Energy	556,631		556,631	—	—
Preferred Stocks:
Financials	737,131		737,131	—	—
Warrants:
Financials	86,645		86,645	—	—
Short-Term Investments:
Money Market Fund	4,951,765		4,951,765	—	—
Time Deposits	9,572,879		—	9,572,879	—

Total Investments, at value	$217,255,455	*	$6,496,302	$209,836,593	$922,560	*

International Fixed Income Investments
Investments, at value
Sovereign Bonds	$146,363,653		$—	$146,363,653	$—
Corporate Bonds & Notes	54,452,956		—	54,452,956	—

	Total Fair Value at May 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Collateralized Mortgage Obligations	8,994,872	—	8,994,872	—
Municipal Bonds	6,134,330	—	6,134,330	—
U.S. Government & Agency Obligations	6,045,554	—	6,045,554	—
Mortgage-Backed Securities	2,150,273	—	2,150,273	—
Asset-Backed Securities	1,893,146	—	1,893,146	—
Purchased Options	4,715	—	4,715	—
Short-Term Investments:
Sovereign Bond	31,001	—	31,001	—
Time Deposits	4,005,967	—	4,005,967	—
U.S. Government Agencies	17,598,421	—	17,598,421	—
U.S. Government Obligations	8,985,355	—	8,985,355	—

Total Investments, at value	$256,660,243	$—	$256,660,243	$—

Other Financial Instruments
Options Contracts Written	(56,253)	—	(56,253)	—
Futures Contracts	(76,428)	(76,428)	—	—
Forward Foreign Currency Contracts	1,575,344	—	1,575,344	—
OTC Interest Rate Swaps	40,318	—	40,318	—
Centrally Cleared Interest Rate Swaps	(437,352)	—	(437,352)	—
OTC Credit Default Swaps	539,750	—	539,750	—

Total Other Financial Instruments	$1,585,379	$(76,428)	$1,661,807	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds:
Government	$82,993,672	$—	$82,993,672	$—
Short-Term Investments:
Time Deposits	4,660,179	—	4,660,179	—

Total Investments, at value	$87,653,851	$—	$87,653,851	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	87,000,068	—	87,000,068	—
Commercial Paper	181,475,995	—	181,475,995	—
Time Deposit	642,681	—	642,681	—
U.S. Government Agencies	59,312,645	—	59,312,645	—

Total Investments, at value	$328,431,389	$—	$328,431,389	$—

*	Includes securities that are fair valued at $0.
**	Other Countries represents Countries that are less than 5% of Total Net Assets.
***	Includes $30,058,445 for Emerging Markets Equity Investments that was classified as Level 1 at August 31, 2013 and is now classified as Level 2. The changes in level designation are reflective of the daily utilization of a fair valuation pricing service in the current year, that values foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, by incorporating events occurring after the close of trading on foreign exchanges.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2013, through May 31, 2014:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Convertible Preffered Stocks		Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2013	$— *	$—	$— *	$—		$—		$—	$—
Total realized gain (loss)	(96,032)	—	(96,032)	—		—		—	—
Change in unrealized appreciation (depreciation)	73,500	—	62,315	—		—		11,185	—
Purchases	35,193	—	35,193	—		—		—	—
(Sales)	(1,476)	—	(1,476)	—		—		—	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of May 31, 2014	$11,185	$—	$— *	$—		$—		$11,185	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2014	$(24,008)	$—	$(35,193)	$—		$—		$11,185	$—

Emerging Markets Equity Investments
Balance as of August 31, 2013	$36,647	$—	$—	$—		$—		$36,647	$—
Total realized gain (loss)	60,410	—	—	—		—		60,410	—
Change in unrealized appreciation (depreciation)	(36,647)	—	—	—		—		(36,647)	—
Purchases	—	—	—	—		—		—	—
(Sales)	(60,410)	—	—	—		—		(60,410)	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of May 31, 2014	$—	$—	$—	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2014	$(36,647)	$—	$—	$—		$—		$(36,647)	$—

Core Fixed Income Investments
Balance as of August 31, 2013	$129,981 *	$—	$—	$—	*	$—	*	$—	$129,981
Total realized gain (loss)	14,800	—	—	—		—		—	14,800
Change in unrealized appreciation (depreciation)	—	—	—	—		—		—	—
Purchases	—	—	—	—		—		—	—
(Sales)	(144,781)	—	—	—		—		—	(144,781)
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of May 31, 2014	$— *	$—	$—	$—	*	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2014	$(129,981)	$—	$—	$—		$—		$—	$(129,981)

High Yield Investments
Balance as of August 31, 2013	$684,318	$—	$529,923	$154,395		$—		$—	$—
Total realized gain (loss)	1,594	—	—	1,594		—		—	—
Accrued discounts (premiums)	2,386	—	—	2,386		—		—	—
Change in unrealized appreciation (depreciation)	40,774	—	39,686	1,088		—		—	—
Purchases	195,083	—	123,596	71,487		—		—	—
(Sales)	(1,595)	—	—	(1,595)		—		—	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of May 31,2014	$922,560	$—	$693,205	$229,355		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2014	$40,774	$—	$39,686	$1,088		$—		$—	$—

International Fixed Income Investments
Balance as of August 31, 2013	$329,172	$329,172	$—	$—		$—		$—	$—
Total realized gain (loss)	(40)	(40)	—	—		—		—	—
Accrued discounts (premiums)	—	—	—	—		—		—	—
Change in unrealized appreciation (depreciation)	(7,634)	(7,634)	—	—		—		—	—
Purchases	—	—	—	—		—		—	—
(Sales)	(664)	(664)	—	—		—		—	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	(320,834)	(320,834)	—	—		—		—	—

Balance as of May 31, 2014	$—	$—	$—	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2014	$—	$—	$—	$—		$—		$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a CPO. However, there is no certainty that a Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. If a Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.

All open derivative positions at period end for each Fund are disclosed in Note 2.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When financial futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and

Liabilities and Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At May 31, 2014, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$29,036,721	$29,758,983
Large Capitalization Value Equity Investments	33,844,502	34,729,415
Small Capitalization Growth Investments	20,820,480	21,548,311
Small Capitalization Value Equity Investments	23,190,441	23,825,675
International Equity Investments	44,310,656	46,788,474
Emerging Markets Equity Investments	26,495,418	28,280,682
Core Fixed Income Investments	431,174	445,436
High Yield Investments	4,786,630	4,951,765

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2013 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

At May 31, 2014, the Core Fixed Income Investments Fund had no outstanding reverse repurchase agreements. The average amount of borrowings was $2,186,250 and the weighted average interest rate was 0.200%.

At May 31, 2014, the International Fixed Income Investments Fund had no outstanding reverse repurchase agreements. The average amount of borrowings was $13,761,097 and the weighted average interest rate was 0.108%.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At May 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$575,394,669	$(6,331,855)	$569,062,814
Large Capitalization Value Equity Investments	357,085,274	(9,751,280)	347,333,994
Small Capitalization Growth Investments	68,073,655	(8,969,737)	59,103,918
Small Capitalization Value Equity Investments	79,308,452	(4,248,928)	75,059,524
International Equity Investments	141,128,993	(21,140,355)	119,988,638
Emerging Markets Equity Investments	68,975,164	(17,938,409)	51,036,755
Core Fixed Income Investments	25,049,099	(8,667,005)	16,382,094
High Yield Investments	7,870,374	(1,352,481)	6,517,893
International Fixed Income Investments	8,796,657	(3,369,937)	5,426,720
Municipal Bond Investments	6,237,505	(41,872)	6,195,633

At May 31, 2014, Core Fixed Income Investments and International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3-Month Euro-LIBOR June Futures	6	6/15	$2,041,329	$4,500
3-Month Euro-LIBOR September Futures	6	9/15	2,040,715	5,609
90-Day Eurodollar December Futures	551	12/15	136,544,688	224,799
90-Day Eurodollar December Futures	260	12/16	63,755,250	205,425
90-Day Eurodollar June Futures	78	6/16	19,228,950	134,295
90-Day Eurodollar March Futures	169	3/16	41,776,800	141,999
90-Day Eurodollar March Futures	4	3/17	978,750	1,600
90-Day Eurodollar September Futures	247	9/15	61,345,538	394,677
90-Day Eurodollar September Futures	10	9/16	2,458,500	(15)
U.S. Treasury 10-Year Note September Futures	331	9/14	41,545,674	134,955
U.S. Treasury 5-Year Note September Futures	505	9/14	60,477,694	87,265
U.S. Treasury Long Bond September Futures	3	9/14	412,406	28

				1,335,137

Contracts to Sell:
90-Day Eurodollar June Futures	173	6/18	41,958,987	(159,087)
Euro FX Currency June Futures	6	6/14	1,022,550	20,100
Euro-Bund June Futures	12	6/14	2,402,546	(16,856)
U.S. Treasury 10-Year Note September Futures	69	9/14	8,660,578	(27,625)
U.S. Treasury 2-Year Note September Futures	3	9/14	659,297	(141)
U.S. Treasury 5-Year Note September Futures	10	9/14	1,197,578	(695)
U.S. Treasury Long Bond September Futures	10	9/14	1,374,688	(8,945)
U.S. Treasury Ultra Bond September Futures	19	9/14	2,855,344	12,281

				(180,968)

Net Unrealized Gain on Open Futures Contracts				$1,154,169

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Australia Government 10-Year Bond June Futures	18	6/14	$2,000,262	$70,938
Euro-BTP Italian Government September Futures	38	9/14	6,412,516	(1,705)
Euro-Bund September Futures	36	9/14	7,150,687	5,155
3-Month Euro-Euribor Interest Rate June Futures	215	6/14	73,114,642	21,991
U.S. Treasury 10-Year Note September Futures	1	9/14	125,516	391
90-Day Sterling Interest Rate September Futures	166	9/14	34,578,711	15,652

				112,422

Contracts to Sell:
10-Year USD Deliverable Interest Rate Swap June Futures	6	6/14	622,781	(21,985)
90-Day Eurodollar December Futures	34	12/15	8,425,625	(1,688)
Canada Government 10-Year Bond September Futures	73	9/14	9,125,588	(72,719)
U.S. Treasury 10-Year Note September Futures	140	9/14	17,572,188	(85,313)
90-Day Sterling Interest Rate September Futures	22	9/15	4,548,148	(2,535)
United Kingdom Long Gilt September Futures	3	9/14	556,985	(4,610)

				(188,850)

Net Unrealized Loss on Open Futures Contracts				$(76,428)

At May 31, 2014, Core Fixed Income Investments had deposited $516,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2014, International Fixed Income Investments had deposited $422,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2014, Core Fixed Income Investments and International Fixed Income Investments had purchased options with a total cost were as follows:

	Calls	Puts
Core Fixed Income Investments	$—	$480,728
International Fixed Income Investments	7,900	1,195

During the period ended May 31, 2014, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	98,760,000	$563,861
Options contracts written	51,370,590	615,168
Options closed	(300,269)	(76,285)
Options expired	(121,560,130)	(563,759)

Options contracts written, outstanding at May 31, 2014	28,270,191	$538,985

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	36,200,000	$285,984
Options contracts written	104,500,200	470,003
Options closed	(27,710,872)	(78,379)
Options expired	(107,400,067)	(587,969)

Options contracts written, outstanding at May 31, 2014	5,589,261	$89,639

At May 31, 2014, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	297,539	UBS	$132,948	06/03/14	$(298)
British Pound	174,000	BOA	291,647	06/12/14	4,537
Euro	296,000	DUB	403,670	06/02/14	580
Euro	25,776,000	GSC	35,152,031	06/03/14	(150,779)
Euro	1,300,000	BCLY	1,772,789	07/16/14	(19,550)
Japanese Yen	206,800,000	JPM	2,031,833	06/03/14	1,795
Mexican Peso	2,579,840	BOA	200,226	06/25/14	226
Mexican Peso	1,294,750	DUB	100,488	06/25/14	488
Mexican Peso	3,895,950	DUB	302,372	06/25/14	2,372
Mexican Peso	2,590,640	GSC	201,065	06/25/14	1,065
Mexican Peso	1,289,690	GSC	100,095	06/25/14	95
Mexican Peso	8,612,955	GSC	665,204	08/25/14	11,345
Mexican Peso	7,781,340	GSC	599,583	09/23/14	2,923
Norwegian Krone	55,000	DUB	9,169	08/13/14	(102)

					(145,303)

Contracts to Sell:
Brazilian Real	297,539	UBS	132,949	06/03/14	(261)
Brazilian Real	297,539	UBS	131,869	07/02/14	300
British Pound	671,000	GSC	1,124,686	06/12/14	(415)
British Pound	650,000	BOA	1,089,201	07/16/14	1,805
British Pound	600,000	CITI	1,005,416	07/16/14	1,967
Euro	300,000	BOA	409,125	06/02/14	(8,422)
Euro	3,815,000	BCLY	5,202,708	06/03/14	26,060
Euro	1,755,000	BCLY	2,393,382	06/03/14	9,716
Euro	310,000	BCLY	422,763	06/03/14	727
Euro	226,000	BNP	308,208	06/03/14	2,891
Euro	13,965,000	BOA	19,044,775	06/03/14	275,803
Euro	987,000	CITI	1,346,022	06/03/14	7,333
Euro	1,244,000	HSBC	1,696,505	06/03/14	37,877
Euro	3,474,000	HSBC	4,737,669	06/03/14	61,082
Euro	600,000	CITI	818,203	07/02/14	(1,255)
Euro	296,000	DUB	403,647	07/02/14	(576)
Euro	25,776,000	GSC	35,150,018	07/02/14	151,658
Euro	4,065,683	BOA	5,544,304	07/16/14	68,928
Euro	2,649,729	CSFB	3,613,392	07/16/14	47,993
Euro	2,050,000	JPM	2,795,551	07/16/14	38,045
Japanese Yen	206,800,000	BOA	2,031,833	06/03/14	3,600
Japanese Yen	206,800,000	JPM	2,032,183	07/02/14	(1,746)
Japanese Yen	132,400,000	BCLY	1,301,198	07/16/14	(15,774)
Japanese Yen	260,360,000	JPM	2,558,762	07/16/14	544
Mexican Peso	7,781,340	GSC	603,924	06/25/14	(3,095)

					704,785

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$559,482

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	3,567,000	BOA	$3,315,881	6/3/2014	$19,103
Brazilian Real	179,580	BCLY	80,241	6/3/2014	36
Brazilian Real	282,067	BNP	126,035	6/3/2014	56
Brazilian Real	898,744	BOA	401,583	6/3/2014	(2,801)
Brazilian Real	202,695	DUB	90,569	6/3/2014	40
Brazilian Real	282,067	HSBC	126,035	6/3/2014	(822)
Brazilian Real	584,216	JPM	261,044	6/3/2014	117
Brazilian Real	1,047,354	UBS	467,987	6/3/2014	(1,048)
Brazilian Real	90,320	UBS	40,357	6/3/2014	357
Brazilian Real	282,067	BNP	125,011	7/2/2014	(1,086)
British Pound	3,860,000	BNP	6,470,322	6/3/2014	(30,690)
Chilean Peso	5,093,100	BNP	9,245	6/27/2014	245
Chilean Peso	11,290,050	DUB	20,493	6/27/2014	331
China Yuan Renminbi	339,598	DUB	54,205	7/23/2014	(795)
China Yuan Renminbi	14,100,000	JPM	2,226,933	9/8/2015	(69,484)
Colombian Peso	61,352,000	BOA	32,262	6/25/2014	262
Colombian Peso	189,425,000	BOA	99,611	6/25/2014	(389)
Colombian Peso	49,725,000	DUB	26,148	6/25/2014	148
Colombian Peso	47,825,000	DUB	25,149	6/25/2014	149
Colombian Peso	57,660,000	JPM	30,321	6/25/2014	321
Euro	42,820,478	BNP	58,396,445	6/3/2014	(10,687)
Euro	5,153,772	DUB	7,028,459	6/3/2014	9,021
Euro	42,656,309	GSC	58,172,560	6/3/2014	(249,521)
Euro	206,000	JPM	280,916	7/2/2014	8
Hungarian Forint	5,119,539	BCLY	22,987	7/30/2014	(13)
Hungarian Forint	81,810,501	BCLY	367,326	7/30/2014	1,668
Indian Rupee	2,357,200	DUB	39,660	6/23/2014	(340)
Indian Rupee	472,640	BCLY	7,896	7/23/2014	(104)
Indian Rupee	712,860	BCLY	11,909	7/23/2014	(91)
Indian Rupee	2,820,260	DUB	47,115	7/23/2014	1,115
Indian Rupee	652,850	DUB	10,906	7/23/2014	(94)
Indian Rupee	1,305,810	DUB	21,815	7/23/2014	(185)
Indian Rupee	1,346,950	HSBC	22,502	7/23/2014	502
Indian Rupee	474,400	JPM	7,925	7/23/2014	(75)
Indian Rupee	3,928,600	JPM	65,631	7/23/2014	1,834
Indian Rupee	5,631,960	UBS	94,087	7/23/2014	4,234
Indian Rupee	295,200	UBS	4,932	7/23/2014	(68)
Indonesian Rupiah	80,451,000	BCLY	6,871	6/20/2014	(129)
Indonesian Rupiah	2,399,838,290	DUB	204,964	6/20/2014	(5,456)
Indonesian Rupiah	365,537,169	DUB	31,219	6/20/2014	30
Indonesian Rupiah	809,114,000	HSBC	69,105	6/20/2014	(918)
Indonesian Rupiah	184,875,000	BCLY	15,713	7/16/2014	713
Indonesian Rupiah	470,885,000	BCLY	40,022	7/16/2014	(978)
Indonesian Rupiah	209,178,000	BCLY	17,779	7/16/2014	(221)
Indonesian Rupiah	123,000,000	DUB	10,454	7/16/2014	454
Indonesian Rupiah	184,650,000	DUB	15,694	7/16/2014	694
Indonesian Rupiah	809,112,658	UBS	68,768	7/16/2014	(947)
Japanese Yen	26,800,000	JPM	263,313	6/3/2014	233
Japanese Yen	2,405,692,634	JPM	23,636,202	6/3/2014	20,882
Korean Won	49,694,400	BCLY	48,559	7/23/2014	559
Korean Won	8,199,200	JPM	8,012	7/23/2014	12
Korean Won	29,759,800	UBS	29,080	7/23/2014	80
Malaysian Ringgit	216,176	JPM	67,173	6/12/2014	173
Malaysian Ringgit	232,488	BCLY	72,022	7/23/2014	22
Malaysian Ringgit	32,210	BCLY	9,978	7/23/2014	(22)
Malaysian Ringgit	1,128,511	DUB	349,601	7/23/2014	10,495
Malaysian Ringgit	32,200	DUB	9,975	7/23/2014	(25)
Malaysian Ringgit	216,176	DUB	66,969	7/23/2014	42
Mexican Peso	1,501,813	JPM	116,559	6/25/2014	234
Mexican Peso	729,000	UBS	56,579	6/25/2014	(29)
Mexican Peso	5,997,733	BNP	464,423	7/23/2014	9,980
Mexican Peso	7,528,890	BNP	582,985	7/23/2014	14,015
Mexican Peso	306,361	BOA	23,722	7/23/2014	293
Mexican Peso	7,540,314	BNP	582,361	8/25/2014	11,276
Norwegian Krone	615,000	BNP	102,521	8/13/2014	(969)
Peruvian Sol	253,710	BCLY	91,513	6/25/2014	1,513
Philippine Peso	1,114,950	DUB	25,404	7/23/2014	715
Polish Zloty	148,593	BCLY	48,737	7/30/2014	(263)
Polish Zloty	145,469	DUB	47,713	7/30/2014	(287)
Polish Zloty	2,682,006	JPM	879,673	7/30/2014	(1,123)
Romanian New Leu	252,000	JPM	77,808	7/30/2014	30
Romanian New Leu	160,000	UBS	49,403	7/30/2014	12
Russian Ruble	16,941,936	JPM	484,016	6/16/2014	18,834
Russian Ruble	2,065,380	BCLY	58,144	8/15/2014	144
Russian Ruble	1,929,714	BCLY	54,325	8/15/2014	(811)
Russian Ruble	16,302,594	JPM	458,948	8/15/2014	(9,719)
South African Rand	284,393	BCLY	26,267	10/15/2014	267
South African Rand	284,848	HSBC	26,309	10/15/2014	309
South African Rand	811,114	HSBC	74,916	10/15/2014	(84)
South African Rand	75,558	JPM	6,979	10/15/2014	(21)
South African Rand	305,200	JPM	28,189	10/15/2014	189
Thai Baht	615,170	JPM	18,667	7/23/2014	(337)
Thai Baht	36,243,067	UBS	1,099,774	7/23/2014	(13,855)
Turkish Lira	2,434,330	JPM	1,141,094	8/14/2014	21,759

					(250,981)

Contracts to Sell:
Australian Dollar	4,498,092	BNP	$4,181,424	6/3/2014	$(19,470)
Australian Dollar	144,557	GSC	134,380	6/3/2014	(1,380)
Australian Dollar	1,014,000	JPM	940,721	7/2/2014	1,475
Brazilian Real	90,320	BCLY	40,357	6/3/2014	(357)
Brazilian Real	89,260	BCLY	39,884	6/3/2014	116
Brazilian Real	282,067	BNP	126,036	6/3/2014	1,079
Brazilian Real	898,744	BOA	401,583	6/3/2014	(179)
Brazilian Real	202,695	DUB	90,570	6/3/2014	(534)
Brazilian Real	282,067	HSBC	126,035	6/3/2014	(56)
Brazilian Real	457,880	JPM	204,593	6/3/2014	(588)
Brazilian Real	126,336	JPM	56,450	6/3/2014	(862)
Brazilian Real	1,024,851	UBS	457,932	6/3/2014	(899)
Brazilian Real	67,747	UBS	30,271	6/3/2014	(13)
Brazilian Real	45,076	UBS	20,141	6/3/2014	(141)
Brazilian Real	898,744	BOA	398,322	7/2/2014	2,787
Brazilian Real	1,047,354	UBS	464,185	7/2/2014	1,057
Brazilian Real	217,174	DUB	88,696	5/5/2015	(4,699)
British Pound	96,000	HSBC	160,920	6/3/2014	1,917
British Pound	493,000	HSBC	826,391	6/3/2014	9,718
British Pound	3,271,000	JPM	5,483,012	6/3/2014	6,024
British Pound	40,000	BNP	67,035	7/2/2014	(115)
British Pound	3,860,000	BNP	6,468,912	7/2/2014	30,695
Canadian Dollar	5,902,000	CITI	5,429,268	6/19/2014	(112,295)
Canadian Dollar	122,000	JPM	112,228	6/19/2014	(145)
China Yuan Renminbi	319,262	JPM	50,959	7/23/2014	564
China Yuan Renminbi	14,100,000	JPM	2,226,934	9/8/2015	(94,931)
Colombian Peso	300,285,753	DUB	156,226	10/16/2014	(2,933)
Euro	670,000	BCLY	913,713	6/3/2014	14,847
Euro	145,000	BCLY	197,744	6/3/2014	289
Euro	938,000	BOA	1,279,198	6/3/2014	18,986
Euro	48,041,017	BOA	65,515,958	6/3/2014	948,790
Euro	40,836,542	UBS	55,690,851	6/3/2014	719,318
Euro	42,820,478	BNP	58,393,101	7/2/2014	11,869
Euro	5,153,772	DUB	7,028,056	7/2/2014	(8,789)
Euro	42,656,309	GSC	58,169,228	7/2/2014	250,976
Hungarian Forint	6,468,088	BCLY	29,041	7/30/2014	(41)
Hungarian Forint	2,903,081	DUB	13,035	7/30/2014	(35)
Indian Rupee	2,357,200	HSBC	39,660	6/23/2014	340
Indian Rupee	5,999,500	DUB	100,227	7/23/2014	(227)
Indian Rupee	599,600	JPM	10,017	7/23/2014	(17)
Indonesian Rupiah	1,983,961,845	DUB	169,445	6/20/2014	1,439
Indonesian Rupiah	2,549,678,846	DUB	217,762	6/20/2014	2,608
Indonesian Rupiah	81,417,000	JPM	6,954	6/20/2014	46
Indonesian Rupiah	339,445,000	BCLY	28,850	7/16/2014	150
Indonesian Rupiah	222,490,000	BCLY	18,910	7/16/2014	90
Indonesian Rupiah	314,550,000	DUB	26,734	7/16/2014	266
Indonesian Rupiah	304,590,000	UBS	25,888	7/16/2014	112
Japanese Yen	2,800,000	BCLY	27,510	6/3/2014	67
Japanese Yen	10,300,000	BCLY	101,199	6/3/2014	474
Japanese Yen	1,380,082,492	BCLY	13,559,466	6/3/2014	12,468
Japanese Yen	9,700,000	BOA	95,303	6/3/2014	169
Japanese Yen	717,207,508	BOA	7,046,645	6/3/2014	12,484
Japanese Yen	4,000,000	BOA	39,301	6/3/2014	326
Japanese Yen	211,600,000	BOA	2,078,993	6/3/2014	1,008
Japanese Yen	102,634	CITI	1,008	6/3/2014	(8)
Japanese Yen	96,700,000	CITI	950,089	6/3/2014	(1,280)
Japanese Yen	2,100,000	BNP	20,636	7/2/2014	22
Japanese Yen	1,000,000	BOA	9,826	7/2/2014	(15)
Japanese Yen	2,405,693,000	JPM	23,640,279	7/2/2014	(20,318)
Japanese Yen	26,800,000	JPM	263,358	7/2/2014	(226)
Malaysian Ringgit	216,176	DUB	67,173	6/12/2014	(121)
Mexican Peso	1,136,000	BNP	88,168	6/25/2014	(750)
Mexican Peso	131,534	DUB	10,209	6/25/2014	(209)
Mexican Peso	721,414	DUB	55,990	6/25/2014	10
Mexican Peso	234,279	DUB	18,183	6/25/2014	(183)
Mexican Peso	1,501,813	JPM	115,720	9/23/2014	(183)
New Zealand Dollar	413,000	BNP	350,410	6/3/2014	1,950
New Zealand Dollar	413,000	BNP	349,450	7/2/2014	384
Norwegian Krone	13,393,614	DUB	2,232,722	8/13/2014	24,881
Peruvian Sol	170,131	BNP	61,367	6/25/2014	(1,514)
Polish Zloty	389,000	BCLY	127,589	7/30/2014	324
Romanian New Leu	112,000	BCLY	34,582	7/30/2014	13
Romanian New Leu	321,251	DUB	99,191	7/30/2014	(183)
Romanian New Leu	107,000	HSBC	33,038	7/30/2014	(120)
Romanian New Leu	44,000	UBS	13,585	7/30/2014	(50)
Russian Ruble	16,302,594	JPM	465,750	6/16/2014	9,440
Russian Ruble	8,830,000	BCLY	248,580	8/15/2014	2,140
Russian Ruble	1,051,650	JPM	29,606	8/15/2014	394
Russian Ruble	1,126,400	JPM	31,710	8/15/2014	290
South African Rand	426,999	BCLY	39,439	10/15/2014	(439)
South African Rand	2,471,000	JPM	228,227	10/15/2014	4,349
South African Rand	1,109,000	JPM	102,430	10/15/2014	2,103
South African Rand	3,714,224	JPM	343,054	10/15/2014	(4,588)
South African Rand	873,000	JPM	80,632	10/15/2014	1,649
Swedish Krona	39,294	BCLY	5,869	8/13/2014	176
Swiss Franc	94,000	CITI	105,155	8/13/2014	1,815
Thai Baht	1,101,600	BCLY	33,427	7/23/2014	573
Thai Baht	1,512,940	BCLY	45,909	7/23/2014	91
Thai Baht	4,743,540	DUB	143,940	7/23/2014	2,060

					1,826,325

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,575,344

At May 31, 2014, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	8.075%	01/02/15	HSBC	BRL	2,700,000	$(24,671)	$5,192	$(29,863)
Pay	BRL-CDI-Compounded	8.440%	01/02/15	BOA	BRL	3,500,000	(18,105)	21,391	(39,496)
Pay	BRL-CDI-Compounded	8.560%	01/02/15	UBS	BRL	1,300,000	(9,747)	53	(9,800)
Pay	BRL-CDI-Compounded	9.930%	01/02/15	UBS	BRL	5,000,000	51,325	120	51,205
Pay	28 Day MXN TIIE Banxico	5.700%	01/18/19	BOA	MXN	3,000,000	5,673	(807)	6,480
Pay	28 Day MXN TIIE Banxico	5.700%	01/18/19	DUB	MXN	1,000,000	1,892	(416)	2,308
Pay	28 Day MXN TIIE Banxico	5.700%	01/18/19	GSC	MXN	1,000,000	1,891	(291)	2,182
Pay	28 Day MXN TIIE Banxico	5.700%	01/18/19	JPM	MXN	1,000,000	1,892	(341)	2,233
Receive	3-Month USD-LIBOR	2.750%	02/17/42	BCLY	USD	1,545,000	143,913	0	143,913
Pay	3-Month USD-LIBOR	2.805%	04/09/26	BCLY	USD	2,970,000	(119,421)	0	(119,421)
Receive	3-Month USD-LIBOR	3.125%	04/09/26	BCLY	USD	1,340,000	116,760	0	116,760
Pay	3-Month USD-LIBOR	3.145%	03/15/26	BCLY	USD	2,620,000	(24,083)	0	(24,083)
Receive	3-Month USD-LIBOR	3.490%	03/15/46	BCLY	USD	1,170,000	21,687	0	21,687
Receive	BRL-CDI-Compounded	0.000%	11/15/27	BCLY	USD	595,000	26,959	0	26,959

							$175,965	$24,901	$151,064

At May 31, 2014, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	09/21/17	BCLY	USD	45,500,000	$113,727
Receive	3-Month USD-LIBOR	3.500%	12/18/43	BCLY	USD	3,500,000	(432,116)
Receive	3-Month USD-LIBOR	3.500%	12/18/43	UBS	USD	9,900,000	(1,070,080)
Receive	3-Month USD-LIBOR	3.676%	11/15/43	BCLY	USD	910,000	(67,432)
Pay	3-Month USD-LIBOR	4.000%	06/19/24	BCLY	USD	200,000	(541)

							$(1,456,442)

At May 31, 2014, Core Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/14 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International, BBB	1.000%	09/20/16	JPM	0.678%	USD	5,800,000	$55,094	$(81,072)	$136,166
Italy Government International, Baa2*	1.000%	06/20/19	BCLY	1.106%	USD	100,000	(307)	(632)	325
Italy Government International, Baa2*	1.000%	06/20/19	DUB	1.106%	USD	100,000	(307)	(727)	420
Japan Government 20 Year Bond, AA-	1.000%	09/20/16	BOA	0.181%	USD	1,800,000	37,967	35,751	2,216
MetLife Inc, A-	1.000%	06/20/17	DUB	0.281%	USD	900,000	21,629	19,333	2,296
Mexican Government International Bond, BBB+	1.000%	09/20/16	JPM	0.292%	USD	5,800,000	107,359	23,195	84,164

							$221,435	$(4,152)	$225,587

*	Rating by Moody’s Investors Service. All ratings are unaudited.

At May 31, 2014, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/14 (3)	Notional Amount (4)		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX IG21 5 Year Index	1.000%	12/20/2018	BCLY	0.539%	USD	6,500,000	$78,266
Dow Jones CDX IG21 5 Year Index	1.000%	12/21/2018	JPM	0.539%	USD	6,500,001	78,266

							$156,532

At May 31, 2014, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	3.750%	3/15/2018	DUB	AUD	1,900,000	$41,721	$(831)	$42,552
Pay	BRL-CDI-Compounded	0.000%	1/2/2017	UBS	BRL	300,000	(2,400)	(404)	(1,996)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	BCLY	BRL	900,000	2,869	4,411	(1,542)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	BNP	BRL	1,000,000	3,188	3,738	(550)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	HSBC	BRL	600,000	1,912	2,604	(692)
Pay	COOVIBR	6.200%	3/21/2024	HSBC	COP	120,000,000	1,679	—	1,679
Pay	Mexico Interbank, TIIE	6.000%	9/2/2022	HSBC	MXN	7,400,000	(2,520)	(344)	(2,176)
Pay	Mexico Interbank, TIIE	7.380%	2/9/2029	JPM	MXN	500,000	2,065	(11)	2,076
Pay	6-Month Australian Bank Bill	3.410%	1/15/2021	DUB	THB	4,200,000	3,139	—	3,139
Pay	6-Month Thailand Fixing Rate	3.410%	1/21/2021	DUB	THB	750,000	590	—	590
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR	3,400,000	(2,875)	(113)	(2,762)

							$49,368	$9,050	$40,318

At May 31, 2014, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.550%	1/17/2016	CITI	EUR	10,200,000	$(51,678)
Receive	6-Month EURIBOR	2.000%	9/17/2024	BCLY	EUR	7,000,000	(289,373)
Receive	6-Month EURIBOR	2.000%	9/17/2024	CITI	EUR	3,500,000	(142,717)
Receive	6-Month EURIBOR	2.750%	9/17/2044	BCLY	EUR	600,000	(23,073)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	BCLY	GBP	16,800,000	(71,693)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	UBS	GBP	6,200,000	(30,022)
Pay	6-Month JPY-LIBOR	1.500%	6/19/2033	BCLY	JPY	3,500,000,000	685,716
Receive	3-Month USD-LIBOR	0.750%	6/19/2017	BCLY	USD	1,600,000	(7,900)
Receive	3-Month USD-LIBOR	1.000%	9/17/2016	BCLY	USD	9,800,000	(16,854)
Receive	3-Month USD-LIBOR	1.200%	7/15/2015	UBS	USD	1,100,000	(15,432)
Receive	3-Month USD-LIBOR	1.250%	3/18/2017	BCLY	USD	10,800,000	(46,908)
Receive	3-Month USD-LIBOR	1.250%	6/17/2017	BCLY	USD	16,700,000	(1,951)
Receive	3-Month USD-LIBOR	1.500%	6/19/2020	BCLY	USD	1,600,000	26,625
Receive	3-Month USD-LIBOR	2.500%	6/18/2021	CITI	USD	7,600,000	(144,934)
Receive	3-Month USD-LIBOR	2.750%	6/19/2043	CSFB	USD	100,000	(9,401)
Receive	3-Month USD-LIBOR	3.750%	6/18/2044	CITI	USD	3,400,000	(297,757)

							$(437,352)

At May 31, 2014, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/14 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC+	(1.820%)	12/20/2017	RBS	217.558%	USD	1,000,000	$8,266	0	8,266
First Energy, BBB-	(0.940%)	6/20/2017	RBS	55.280%	USD	1,000,000	(13,713)	0	(13,713)
Macy’s Retail Holdings Inc., BBB+	(5.000%)	9/20/2014	BNP	7.607%	USD	650,000	(16,718)	(67,378)	50,660
Marsh & McLennan Cos., Inc., A-	(0.670%)	9/20/2014	DUB	6.540%	USD	1,000,000	(3,273)	0	(3,273)
Starwood Hotels & Resorts World, BBB	(1.490%)	6/20/2018	BOA	45.436%	USD	1,000,000	(44,529)	0	(44,529)
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	9.460%	USD	100,000	(340)	0	(340)
UST Inc., BAA	(0.720%)	3/20/2018	GSC	13.370%	USD	500,000	(11,845)	0	(11,845)

							$(82,152)	$(67,378)	$(14,774)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/14 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, BBB-	1.00%	3/20/2015	HSBC	29.073%	USD	100,000	$783	$457	$326
Colombia Government International, BBB	1.00%	3/20/2016	DUB	30.192%	USD	100,000	1,477	601	876
Colombia Government International, BBB	1.00%	6/20/2019	BCLY	81.693%	USD	100,000	1,102	439	663
Italy Government International, BBB	1.00%	3/20/2018	BNP	94.733%	USD	5,700,000	22,866	(358,205)	381,071
Japan Government 20 Year Bond, AA-	1.00%	3/20/2016	GSC	15.060%	USD	3,100,000	54,395	(31,831)	86,226
Japan Government 20 Year Bond, AA-	1.00%	3/20/2016	RBS	15.060%	USD	5,000,000	87,734	10,601	77,133
Russian Foreign Bond - Eurobond, BBB-	1.00%	12/20/2014	GSC	102.998%	USD	1,500,000	2,830	5,830	(3,000)
South Africa Government International, BBB	1.00%	6/20/2015	BOA	46.104%	USD	400,000	3,124	2,329	795
U.S. Treasury Notes, AA+	0.25%	6/20/2016	BNP	10.455%	EUR	700,000	3,377	(7,057)	10,434

							$177,688	$(376,836)	$554,524

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:		Currency Abbreviations:

BCLY	Barclays Bank PLC	AUD	Australian Dollar
BNP	BNP Paribas	BRL	Brazilian Real
BOA	Bank of America	COP	Colombian Peso
CITI	Citigroup Global Markets Inc.	EUR	Euro
CSFB	Credit Suisse Securities (USA) LLC	GBP	British Pound
DUB	Deutsche Bank AG	JPY	Japanese Yen
GSC	Goldman Sachs & Co.	MXN	Mexican Peso
HSBC	HSBC Bank USA	THB	Thai Baht
JPM	JPMorgan Chase & Co.	ZAR	South African Rand
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC

At May 31, 2014, Core Fixed Income Investments and International Fixed Income Investments deposited cash collateral with brokers in the amount of $138,000 and $428,000, respectively, for open centrally cleared interest rate swap contracts.

At May 31, 2014, Core Fixed Income Investments and International Fixed Income Investments held cash collateral from brokers in the amount of $270,000 and $1,670,000, respectively, for open centrally cleared interest rate swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	July 28, 2014

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	July 28, 2014